Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	PC
Entity Registrant Name	Panasonic Corp
Entity Central Index Key	0000063271
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,311,702,201

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents (Note 9)	¥ 574,411	¥ 974,826
Time deposits (Note 9)	36,575	69,897
Short-term investments (Note 5)	483
Trade receivables (Note 16):
Related companies	14,834	17,202
Notes	72,952	78,821
Accounts (Note 17)	948,460	984,938
Allowance for doubtful receivables	(26,604)	(21,860)
Net trade receivables	1,009,642	1,059,101
Inventories (Note 3)	830,266	896,424
Other current assets (Notes 7, 11 and 17)	454,663	489,601
Total current assets	2,906,040	3,489,849
Investments and advances:
Associated companies (Note 4)	136,735	156,845
Other investments and advances (Notes 5 and 9)	315,144	412,806
Total investments and advances	451,879	569,651
Property, plant and equipment (Notes 6, 7 and 9):
Land	374,855	381,840
Buildings	1,679,665	1,771,178
Machinery and equipment	2,248,137	2,290,760
Construction in progress	90,786	96,489
Property, Plant and Equipment, Gross, Total	4,393,443	4,540,267
Less accumulated depreciation	2,659,160	2,656,958
Net property, plant and equipment	1,734,283	1,883,309
Other assets:
Goodwill (Note 8)	757,417	924,752
Intangible assets (Notes 6, 7 and 8)	345,751	542,787
Other assets (Notes 10 and 11)	405,685	412,522
Total other assets	1,508,853	1,880,061
Asset, Total	6,601,055	7,822,870
Current liabilities:
Short-term debt, including current portion of long-term debt (Notes 6 and 9)	633,847	432,982
Trade payables:
Related companies	39,941	55,102
Notes	52,987	59,889
Accounts (Note 17)	758,085	886,261
Total trade payables	851,013	1,001,252
Accrued income taxes (Note 11)	32,553	42,415
Accrued payroll	204,842	192,279
Other accrued expenses (Notes 15 and 19)	749,495	747,205
Deposits and advances from customers	71,102	66,473
Employees' deposits	7,651	9,101
Other current liabilities (Notes 10, 11 and 17)	329,001	355,343
Total current liabilities	2,879,504	2,847,050
Noncurrent liabilities:
Long-term debt (Notes 6 and 9)	941,768	1,162,287
Retirement and severance benefits (Note 10)	566,550	492,960
Other liabilities (Note 11)	235,667	374,238
Total noncurrent liabilities	1,743,985	2,029,485
Panasonic Corporation shareholders' equity:
Common stock (Note 12): Authorized -4,950,000,000 shares Issued -2,453,053,497 shares	258,740	258,740
Capital surplus (Note 12)	1,117,530	1,100,181
Legal reserve (Note 12)	94,512	94,198
Retained earnings (Note 12)	1,441,177	2,401,909
Accumulated other comprehensive income (loss):
Cumulative translation adjustments	(482,168)	(453,158)
Unrealized holding gains of available-for-sale securities (Note 5)	13,283	16,835
Unrealized gains (losses) of derivative instruments (Note 17)	(3,728)	2,277
Pension liability adjustments (Note 10)	(262,542)	(191,254)
Total accumulated other comprehensive loss	(735,155)	(625,300)
Treasury stock, at cost (Note 12): 141,351,296 shares (382,760,101 shares in 2011)	(247,018)	(670,736)
Total Panasonic Corporation shareholders' equity	1,929,786	2,558,992
Noncontrolling interests	47,780	387,343
Total equity	1,977,566	2,946,335
Commitments and contingent liabilities (Notes 6 and 19)
Liabilities and Stockholders' Equity, Total	¥ 6,601,055	¥ 7,822,870

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2012	Mar. 31, 2011
Common stock, shares Authorized	4,950,000,000	4,950,000,000
Common stock, shares Issued	2,453,053,497	2,453,053,497
Treasury stock, shares	141,351,296	382,760,101

Consolidated Statements of Operations(JPY (¥)) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales:
Related companies	¥ 174,887	¥ 211,589	¥ 209,938
Other	7,671,329	8,481,083	7,208,042
Total net sales	7,846,216	8,692,672	7,417,980
Cost of sales (Notes 4, 16 and 17)	(5,864,515)	(6,389,180)	(5,341,059)
Selling, general and administrative expenses (Note 16)	(1,937,976)	(1,998,238)	(1,886,468)
Interest income	13,388	11,593	12,348
Dividends received	6,129	6,323	6,746
Other income (Notes 5, 6, 16 and 17)	44,124	59,050	47,896
Interest expense	(28,404)	(27,524)	(25,718)
Impairment losses of long-lived assets (Note 7)	(399,259)	(34,692)	(79,259)
Goodwill impairment (Note 8)	(163,902)		(3,745)
Other deductions (Notes 2, 4, 5, 15, 16 and 17)	(328,645)	(141,197)	(178,036)
Income (loss) before income taxes	(812,844)	178,807	(29,315)
Provision for income taxes (Note 11):
Current	69,206	88,910	58,147
Deferred	(59,439)	14,100	83,686
Total income taxes	9,767	103,010	141,833
Equity in earnings of associated companies (Note 4)	6,467	9,800	481
Net income (loss)	(816,144)	85,597	(170,667)
Less net income (loss) attributable to noncontrolling interests	(43,972)	11,580	(67,202)
Net income (loss) attributable to Panasonic Corporation	¥ (772,172)	¥ 74,017	¥ (103,465)
Net income (loss) per share attributable to Panasonic Corporation common shareholders (Note 14):
Basic	¥ (333.96)	¥ 35.75	¥ (49.97)
Diluted

Consolidated Statements of Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common Stock (Note 12) [Member]	Capital Surplus (Note 12) [Member]	Legal Reserve (Note 12) [Member]	Retained Earnings (Note 12) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock (Note 12) [Member]	Noncontrolling Interests [Member]
Balance at beginning of year at Mar. 31, 2009		¥ 258,740	¥ 1,217,764	¥ 92,726	¥ 2,479,416	¥ (594,377)	¥ (670,289)	¥ 428,601
Sale of treasury stock			(8)				31
Equity transactions with noncontrolling interests and others (Note 21)	8,240		(8,240)					(2,402)
Transfer from retained earnings				581
Net income (loss) attributable to Panasonic Corporation	(103,465)				(103,465)
Cash dividends to Panasonic Corporation shareholders					(25,883)
Transfer to legal reserve					(581)
Other comprehensive income (loss), net of tax (Note 13)						146,145
Repurchase of common stock							(72)
Cash dividends paid to noncontrolling interests								(14,619)
Acquisition transaction								532,360
Net income (loss) attributable to noncontrolling interests	(67,202)							(67,202)
Net income (loss)	(170,667)
Other comprehensive income (loss), net of tax (Note 13):
Translation adjustments	(9,819)							1,238
Unrealized holding gains (losses) of available-for-sale securities	53,641							2,378
Unrealized gains (losses) of derivative instruments	6,229							68
Pension liability adjustments								6,863
Pension liability adjustments	106,641
Comprehensive loss	(13,975)
Comprehensive loss attributable to noncontrolling interests	(56,655)
Comprehensive income (loss) attributable to Panasonic Corporation	42,680
Balance at end of year at Mar. 31, 2010		258,740	1,209,516	93,307	2,349,487	(448,232)	(670,330)	887,285
Sale of treasury stock			(9)				26
Equity transactions with noncontrolling interests and others (Note 21)	109,326		(109,326)			(5,885)		(474,758)
Transfer from retained earnings				891
Net income (loss) attributable to Panasonic Corporation	74,017				74,017
Cash dividends to Panasonic Corporation shareholders					(20,704)
Transfer to legal reserve					(891)
Other comprehensive income (loss), net of tax (Note 13)						(171,183)
Repurchase of common stock							(432)
Cash dividends paid to noncontrolling interests								(12,583)
Net income (loss) attributable to noncontrolling interests	11,580							11,580
Net income (loss)	85,597
Other comprehensive income (loss), net of tax (Note 13):
Translation adjustments	(107,779)							(21,764)
Unrealized holding gains (losses) of available-for-sale securities	(24,422)							(1,633)
Unrealized gains (losses) of derivative instruments	962							(26)
Pension liability adjustments								(758)
Pension liability adjustments	(64,125)
Comprehensive loss	(109,767)
Comprehensive loss attributable to noncontrolling interests	(12,601)
Comprehensive income (loss) attributable to Panasonic Corporation	(97,166)
Balance at end of year at Mar. 31, 2011	2,946,335	258,740	1,100,181	94,198	2,401,909	(625,300)	(670,736)	387,343
Sale of treasury stock			(1,752)		(166,334)		424,154
Equity transactions with noncontrolling interests and others (Note 21)	(19,101)		19,101			(838)		(283,711)
Transfer from retained earnings				314
Net income (loss) attributable to Panasonic Corporation	(772,172)				(772,172)
Cash dividends to Panasonic Corporation shareholders					(21,912)
Transfer to legal reserve					(314)
Other comprehensive income (loss), net of tax (Note 13)						(109,017)
Repurchase of common stock							(436)
Cash dividends paid to noncontrolling interests								(11,642)
Net income (loss) attributable to noncontrolling interests	(43,972)							(43,972)
Net income (loss)	(816,144)
Other comprehensive income (loss), net of tax (Note 13):
Translation adjustments	(19,887)							1,059
Unrealized holding gains (losses) of available-for-sale securities	(3,476)							(151)
Unrealized gains (losses) of derivative instruments	(6,018)
Pension liability adjustments								(1,146)
Pension liability adjustments	(79,874)
Comprehensive loss	(925,399)
Comprehensive loss attributable to noncontrolling interests	(44,210)
Comprehensive income (loss) attributable to Panasonic Corporation	(881,189)
Balance at end of year at Mar. 31, 2012	¥ 1,977,566	¥ 258,740	¥ 1,117,530	¥ 94,512	¥ 1,441,177	¥ (735,155)	¥ (247,018)	¥ 47,780

Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities (Note 16):
Net income (loss)	¥ (816,144)	¥ 85,597	¥ (170,667)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	338,112	367,263	298,270
Net gain on sale of investments	(5,822)	(11,318)	(5,137)
Provision for doubtful receivables	12,162	4,392	10,862
Deferred income taxes (Note 11)	(59,439)	14,100	83,686
Write-down of investment securities (Notes 4 and 5)	16,636	27,539	6,944
Impairment losses on long-lived assets and goodwill (Notes 7 and 8)	563,161	34,692	83,004
Cash effects of changes in, excluding acquisition:
Trade receivables	24,228	83,333	(119,966)
Inventories	38,117	(54,659)	100,576
Other current assets	17,130	(181)	24,151
Trade payables	(103,788)	(12,826)	83,719
Accrued income taxes	(7,473)	13,038	6,706
Accrued expenses and other current liabilities	(9,089)	(24,374)	102,743
Retirement and severance benefits	(29,374)	(38,400)	(8,655)
Deposits and advances from customers	(14,547)	607	(7,368)
Other, net	(761)	(19,608)	33,465
Net cash provided by (used in) operating activities	(36,891)	469,195	522,333
Cash flows from investing activities (Note 16):
Proceeds from sale of short-term investments			6,442
Purchase of short-term investments			(6,369)
Proceeds from disposition of investments and advances	104,542	87,229	61,302
Increase in investments and advances	(6,945)	(8,873)	(8,855)
Capital expenditures	(456,468)	(420,921)	(375,648)
Proceeds from disposals of property, plant and equipment	53,333	152,663	117,857
Decrease in time deposits, net	30,952	19,005	99,274
Purchase of shares of newly consolidated subsidiaries, net of acquired companies' cash and cash equivalents (Note 2)			(174,808)
Other, net	(28,416)	(32,048)	(42,854)
Net cash used in investing activities	(303,002)	(202,945)	(323,659)
Cash flows from financing activities (Note 16):
Increase (decrease) in short-term debt, net	362,128	(34,034)	(3,360)
Proceeds from long-term debt	828	505,123	53,172
Repayments of long-term debt	(370,052)	(201,906)	(54,780)
Dividends paid to Panasonic Corporation shareholders (Note 12)	(21,912)	(20,704)	(25,883)
Dividends paid to noncontrolling interests	(11,642)	(12,583)	(14,619)
Repurchase of common stock (Note 12)	(436)	(432)	(72)
Sale of treasury stock (Note 12)	73	17	23
Purchase of noncontrolling interests	(10,640)	(589,910)	(11,095)
Other, net	(1,441)	(198)	(359)
Net cash used in financing activities	(53,094)	(354,627)	(56,973)
Effect of exchange rate changes on cash and cash equivalents	(7,428)	(46,709)	(5,656)
Net increase (decrease) in cash and cash equivalents	(400,415)	(135,086)	136,045
Cash and cash equivalents at beginning of year	974,826	1,109,912	973,867
Cash and cash equivalents at end of year	¥ 574,411	¥ 974,826	¥ 1,109,912

Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies

(a)	Description of Business

Panasonic Corporation (hereinafter, the “Company,” including consolidated subsidiaries, unless the context otherwise requires) is one of the world’s leading producers of electronic and electric products. The Company currently offers a comprehensive range of products, systems and components for consumer, business and industrial use based on sophisticated electronics and precision technology, expanding to building materials and equipment, and housing business.

Sales by segment in fiscal 2012 were as follows: AVC Networks—17%, Appliances—15%, Systems & Communications—8%, Eco Solutions—15%, Automotive Systems—7%, Industrial Devices—14%, Energy—6% and Other—18%. A sales breakdown in fiscal 2012 by geographical market was as follows: Japan—53%, North and South America—12%, Europe—10%, and Asia and Others—25%.

The Company is not dependent on a single supplier, and has no significant difficulty in obtaining raw materials from suppliers.

(b)	Basis of Presentation of Consolidated Financial Statements

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner that reflects adjustments which are necessary to conform with U.S. generally accepted accounting principles.

(c)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned, controlled subsidiaries. The Company also consolidates entities in which controlling interest exists through variable interests in accordance with the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 810, “Consolidation.” Investments in companies and joint ventures over which the Company has the ability to exercise significant influence (generally through a voting interest of between 20% to 50%) are included in “Investments and advances—Associated companies” in the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated in consolidation.

(d)	Revenue Recognition

The Company generates revenue principally through the sale of consumer and industrial products, equipment, and supplies. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable, and collectibility is reasonably assured.

Revenue from sales of products is generally recognized when the products are received by customers. Revenue from sales of certain products with customer acceptance provisions related to their functionality is recognized when the product is received by the customer and the specific criteria of the product functionality are successfully tested and demonstrated.

The Company enters into arrangements with multiple elements, which may include any combination of products or equipment, installation and maintenance. The Company allocates revenue to each element based on its relative selling price if such element meets the criteria for treatment as a separate unit of accounting as prescribed in the provisions of ASC 605, “Revenue Recognition.” Revenue from sales of products or equipment is generally recognized upon completion of installation or upon acceptance by customers if installation is not required. Maintenance revenue is recognized on a straight-line basis over the term of the maintenance agreement.

The Company’s policy is to accept product returns only in the case that the products are defective. The Company issues contractual product warranties under which it guarantees the performance of products delivered and services rendered for a certain period of time. A liability for the estimated product warranty related cost is established at the time revenue is recognized, and is included in “Other accrued expenses.” Estimates for accrued warranty cost are primarily based on historical experience and current information on repair cost.

Historically, the Company has made certain allowances related to sales to its consumer business distributors. Such allowances are generally provided to compensate the distributors for price adjustments due to a decline in the product’s value, and are classified as a reduction of revenue on the consolidated statements of operations. Estimated price adjustments are accrued when the related sales are recognized. The estimate is made based primarily on the historical experience and specific arrangements made with the distributors.

The Company also occasionally offers incentive programs to its distributors in the form of rebates. These rebates are accrued at the latter of the date at which the related revenue is recognized or the date at which the incentive is offered, and are recorded as reductions of sales in accordance with the provisions of ASC 605.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of operations.

(e)	Leases (See Note 6)

The Company accounts for leases in accordance with the provisions of ASC 840, “Leases.” Leases of assets under certain conditions are recorded as capital leases in property, plant and equipment in the consolidated balance sheets.

(f)	Inventories (See Note 3)

Finished goods and work in process are stated at the lower of cost (average) or market. Raw materials are stated at cost, principally on a first-in, first-out basis or average basis, not in excess of current replacement cost.

(g)	Foreign Currency Translation (See Note 13)

Foreign currency financial statements are translated in accordance with the provisions of ASC 830, “Foreign Currency Matters,” under which all assets and liabilities are translated into yen at year-end rates and income and expense accounts are translated at weighted-average rates. Adjustments resulting from the translation of financial statements are reflected under the caption, “Accumulated other comprehensive income (loss),” a separate component of equity.

(h)	Property, Plant and Equipment

Property, plant and equipment is stated at cost. Depreciation is computed primarily using the straight-line method based on the following estimated useful lives:

Buildings	5 to 50 years
Machinery and equipment	2 to 10 years

Effective April 1, 2009, the Company and certain of its domestic subsidiaries changed their depreciation method from the declining-balance method to the straight-line method. The Company believes that the straight-line method better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated and provides a better matching of costs and revenues over the assets’ estimated useful lives. Under the provisions of ASC 250, “Accounting Changes and Error Corrections,” a change in depreciation method is treated on a prospective basis as a change in estimate and prior period results have not been restated. The change in depreciation method caused a decrease in depreciation expense by 11,031 million yen for the year ended March 31, 2010. Net loss attributable to Panasonic Corporation and basic net loss per share attributable to Panasonic Corporation common shareholders decreased by 6,861 million yen and 3.31 yen, respectively, for the year ended March 31, 2010. Impact on diluted net income (loss) per share attributable to Panasonic Corporation common shareholders for the year ended March 31, 2010 has been omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.

(i)	Goodwill and Other Intangible Assets (See Notes 7 and 8)

Goodwill represents the excess of costs over the fair value of net assets of businesses acquired. The Company adopted the provisions of ASC 350, “Intangibles—Goodwill and Other.” Goodwill and intangible assets determined to have an indefinite useful life are not amortized, and are instead reviewed for impairment at least annually based on assessment of current estimated fair value. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform the second step of the impairment test (measurement). If the fair value of the reporting unit exceeds its carrying amount, the second step does not need to be performed. Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation in business combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a guideline merged and acquired company method, guideline public company method, and a discounted cash flow analysis. The provisions of ASC 350 also requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment based on an assessment of the undiscounted cash flows expected by the asset, whenever impairment indications are presented. An impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Until the third quarter of fiscal 2012, the Company had designated July 1 as the annual impairment measurement date for some reporting units that were associated with SANYO Electric Co. Ltd. (SANYO) and January 1 as the annual impairment measurement date for the other reporting units. In the fourth quarter of fiscal 2012, the Company restructured its group organization under which goodwill associated with SANYO was reallocated to new reporting units in accordance with the provision of ASC350. As a result of the reallocation, the Company designated January 1 as the annual impairment measurement date for all reporting units. The Company believes that this unification of the annual impairment measurement date is preferable under the circumstances given the fact that the reporting units that were associated with SANYO have been reallocated to other reporting units. The change in the measurement date had no impact on the Company’s prior period financial statements.

(j)	Investments and Advances (See Notes 4, 5 and 13)

Investments and advances primarily consist of investments in and advances to associated companies, cost method investments, available-for-sale securities, and long-term deposits. Cost method investments and long-term deposits are recorded at historical cost.

The equity method is used to account for investments in associated companies in which the Company exerts significant influence over operating and financial policies, generally having a 20% to 50% voting interest, and corporate joint ventures. The Company also uses the equity method for certain investees if the minority shareholders have substantive participating rights. Under the equity method of accounting, investments are stated at their underlying net equity value after elimination of intercompany profits. The cost method is used when the Company does not have significant influence.

The excess of cost of the stock of the associated companies over the Company’s share of their net assets at the acquisition date, included in the equity investment balance, is recognized as equity method goodwill. Such equity method goodwill is not amortized and is instead tested for impairment as part of the equity method investment.

The Company accounts for debt and marketable equity securities in accordance with the provisions of ASC 320, “Investments—Debt and Equity Securities.”

The provisions of ASC 320 require that certain investments in debt and marketable equity securities be classified as held-to-maturity, trading, or available-for-sale securities. The Company classifies its existing marketable equity securities other than investments in associated companies and all debt securities as available-for-sale. Available-for-sale securities are carried at fair value with unrealized holding gains or losses included as a component of accumulated other comprehensive income (loss), net of applicable taxes.

Realized gains and losses are determined on the average cost method and reflected in earnings.

On a continuous basis, but no less frequently than at the end of each quarter, the Company evaluates the carrying amount of each of the investments in associated companies, cost method investments and available-for-sale securities for possible other-than-temporary impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the period of time the fair value has been below the carrying amount or cost basis of investment, financial condition and prospects of each investee, and other relevant factors.

Investments in associated companies, cost method investments and available-for-sale securities are reduced to fair value by a charge to earnings when impairment is considered to be other than temporary. Impairment is measured based on the amount by which the carrying amount or cost basis of the investment exceeds its fair value. Fair value is determined based on quoted market prices, discounted cash flows or other valuation techniques as appropriate.

(k)	Allowance for Doubtful Receivables

An allowance for doubtful trade receivables and advances is provided at an amount calculated based on historical experience, while specific allowances for doubtful trade receivables and advances are provided for the estimated amounts considered to be uncollectible after reviewing individual collectibility.

(l)	Income Taxes (See Note 11)

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company accounts for uncertainty in tax positions in accordance with the provisions of ASC 740, “Income Taxes.” The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits in “Provision for income taxes—Current” in the consolidated statements of operations.

(m)	Advertising (See Note 16)

Advertising costs are expensed as incurred.

(n)	Net Income (loss) per Share (See Note 14)

The Company accounts for net income (loss) per share in accordance with the provisions of ASC 260, “Earnings Per Share.” This Codification Section establishes standards for computing net income (loss) per share and requires dual presentation of basic and diluted net income (loss) per share on the face of the statements of operations for all entities with complex capital structures.

Under the provisions of ASC 260, basic net income (loss) per share is computed based on the weighted-average number of common shares outstanding during each period, and diluted net income (loss) per share assumes the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

(o)	Cash Equivalents

Cash equivalents include all highly liquid debt instruments purchased with a maturity of three months or less.

(p)	Derivative Financial Instruments (See Notes 13 and 17)

Derivative financial instruments utilized by the Company are comprised principally of foreign exchange contracts, interest rate swaps, cross currency swaps and commodity futures used to hedge currency risk and commodity price risk.

The Company accounts for derivative instruments in accordance with the provisions of ASC 815, “Derivatives and Hedging.” On the date the derivative contract is entered into, the Company ordinarily designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“fair-value” hedge), a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash-flow” hedge), or a foreign-currency fair-value or cash-flow hedge (“foreign-currency” hedge). The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. The Company also formally assesses, both at the hedge’s inception and on quarterly basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. The Company does not offset fair value of contracts in gain and loss positions.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability or unrecognized firm commitment of the hedged item that is attributable to the hedged risk, are recorded in earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash-flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. Changes in the fair value of derivatives that are highly effective as hedges and that are designated and qualify as foreign-currency hedges are recorded in either earnings or other comprehensive income (loss), depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. The ineffective portion of the change in fair value of a derivative instrument that qualifies as either a fair-value hedge or a cash-flow hedge is reported in earnings.

(q)	Impairment of Long-Lived Assets (See Note 7)

The Company accounts for impairment or disposition of long-lived assets in accordance with the provisions of ASC 360, “Property, Plant, and Equipment.” In accordance with the provisions of ASC 360, long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset or asset group exceeds its fair value of the asset.

(r)	Restructuring Charges (See Note 15)

The Company accounts for costs associated with exit or disposal activities in accordance with the provisions of ASC 420, “Exit or Disposal Cost Obligations.” Pursuant to the provisions of ASC 420, liabilities for restructuring costs are recognized when the liability is incurred, which may be subsequent to the date when the Company has committed to a restructuring plan.

(s)	Segment Information (See Note 20)

The Company accounts for segment information in accordance with the provisions of ASC 280, “Segment Reporting.” Pursuant to the provisions of ASC 280, the segments are the components of the Company for which separate financial information is available that is evaluated regularly by the chief operating decision maker of the Company in deciding how to allocate resources and in assessing performance.

The Company restructured its group organization on January 1, 2012 resulting in the number of reportable segments from six to eight. Accordingly, segment information for fiscal 2011 and fiscal 2010 has been reclassified to conform to the presentation for fiscal 2012.

(t)	Fair Value Measurements (See Note 18)

The provisions of ASC 820, “Fair Value Measurements and Disclosures” define fair value and establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets.
Level 2 —	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 —	Unobservable inputs for the asset or liability.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible.

The Company maintains policies and procedures to value assets and liabilities using the best and most relevant data available. With regards to Level 3 valuations, the Company performs a variety of procedures to assess the reasonableness of the valuations quarterly or annually. These reviews are performed by the accounting section and approved by President and Chief Financial Officer of the Company. This detailed review may include the use of a third-party valuation firm.

(u)	Use of Estimates

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions are reflected in valuation and disclosure of revenue recognition, allowance for doubtful receivables, valuation of inventories, impairment of long-lived assets, impairment of goodwill, environmental liabilities, valuation of deferred tax assets, uncertain tax positions, employee retirement and severance benefit plans, and assets acquired and liabilities assumed in business combinations.

(v)	Adoption of New Accounting Standards

On April 1, 2009, the Company adopted the provisions of ASC 805, “Business Combinations.” The provisions of ASC 805 requires most identifiable assets, liabilities, noncontrolling interests (previously referred to as minority interests), and goodwill acquired in a business combination to be recorded at full fair value. On April 1, 2009, the Company adopted the provisions of ASC 810, “Consolidation.” ASC 810 require noncontrolling interests to be reported as a component of equity, which changes the accounting for transactions with noncontrolling interest holders. The provisions of ASC 805 are applied to business combinations occurring after the effective date. The provisions of ASC 810 are applied prospectively to all noncontrolling interests, including any that arose before the effective date and the disclosure requirement is applied retrospectively.

(w)	New Accounting Pronouncements

In June 2011, FASB issued Accounting Standards Update (ASU) 2011-05, “Presentation of Comprehensive Income.” Under ASU 2011-05, which amends ASC 220, “Comprehensive Income,” an entity has the option to present the components of net income and other comprehensive income in either one or two consecutive financial statements. ASU 2011-05 eliminates the option to present other comprehensive income in the statements of equity. ASU 2011-05 is effective for the Company as of April 1, 2012, and should be applied retrospectively. The adoption of ASU 2011-05 is not expected to have a material effect on the Company’s consolidated financial statements. In December 2011, FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05.”

(x)	Reclassifications

Certain reclassifications have been made to the prior years’ consolidated financial statements in order to conform with the presentation used for the year ended March 31, 2012.

Acquisition	12 Months Ended
Mar. 31, 2012
Acquisition
(2)	Acquisition

On December 16, 2009, the Company acquired all preferred shares of SANYO through a tender offer. On December 21, 2009, the Company subsequently converted the preferred shares to common shares, resulting in an acquisition of 50.2% of the voting rights and a controlling interest of SANYO.

SANYO is in the business of manufacturing and sales of solar cells, rechargeable batteries, electronic devices, commercial equipment, audio-visual equipment, home appliances, and other electronic and electric products. As a result of this acquisition, a collaborating relationship between the Company and SANYO is established under the larger business strategy as an united business group to generate synergy, such as the further expansion in the solar business, reinforcement of competitiveness in the rechargeable battery business, strengthening of the financial and business position of SANYO through the application of the Company’s cost reduction know-how, and creation of a comprehensive solution business centered on the environment and energy.

The fair value of noncontrolling interests was measured based on the market price per share of SANYO as of the acquisition date. The fair value of the consideration paid for the controlling interests of SANYO and the noncontrolling interests as of the acquisition date is as follows:

Yen (millions)
Fair value of consideration:
Cash	403,780
Fair value of noncontrolling interests	532,360

Total	936,140

Acquisition-related cost of 5,058 million yen was included in other deductions in the consolidated statements of operations for the year ended March 31, 2010.

Assets acquired and liabilities assumed reflected in the Company’s consolidated balance sheet as of the acquisition date were as follows:

Yen (millions)
Cash and cash equivalents	228,972
Other current assets	653,709
Investments and advances	105,643
Property, plant and equipment	404,468
Goodwill	514,419
Intangible assets	494,103
Other assets	48,596

Total assets acquired	2,449,910

Current liabilities	606,639
Noncurrent liabilities	907,131

Total liabilities assumed	1,513,770

Total net assets acquired	936,140

Trade notes receivable, trade accounts receivable and other short-term receivables recorded at the fair value were included in other current assets in the table above, and the fair value was measured by deducting allowance for doubtful receivables of 73 million yen, 5,319 million yen and 964 million yen from their contractual amounts of 26,001 million yen, 314,175 million yen, 23,941 million yen, respectively. Long-term receivables recorded at the fair value were included in investments and advances, and the fair value was measured by deducting allowance for doubtful receivables of 2,730 million yen from their contractual amounts of 10,999 million yen.

Intangible assets of 492,476 million yen were subject to amortization, which include right of trademark of 45,451 million yen with a 10-year weighted-average useful life, customer relationship of 52,011 million yen with a 12-year weighted-average useful life and patents and know-how of 355,490 million yen with a 10-year weighted-average useful life.

The total amount of goodwill had been included in “SANYO” segment. For the year ended March 31, 2012, the Company changed its segmentation and as a result, the goodwill was allocated to certain new segments such as “Industrial Devices” and “Energy.” The total amount of goodwill is not deductible for tax purposes.

Accrued warranty costs of 4,253 million yen were included in current liabilities in the table above.

Net sales and loss before income taxes of SANYO and its subsidiaries that are included in the consolidated statements of operations for the year ended March 31, 2010 are 399,888 million yen and 23,352 million yen, respectively.

The unaudited pro forma information shows the results of the Company’s consolidated operations for the year ended March 31, 2010 as though SANYO and its subsidiaries had been consolidated at the beginning of fiscal 2010. The pro forma data is not necessarily indicative of the Company’s results of operations that would actually have been reported if the transaction in fact had occurred on April 1, 2009, and is not necessarily representative of the Company’s consolidated results of operations for future periods. The unaudited pro forma information of net sales, net loss attributable to Panasonic Corporation and net loss per share attributable to Panasonic Corporation common shareholders for the year ended March 31, 2010 are 8,617,400 million yen, 133,012 million yen and 64.24 yen, respectively.

Inventories	12 Months Ended
Mar. 31, 2012
Inventories
(3)	Inventories

Inventories at March 31, 2012 and 2011 are summarized as follows:

	Yen (millions)
	2012	2011
Finished goods	450,990	466,261
Work in process	144,403	164,329
Raw materials	234,873	265,834

	830,266	896,424

Investments in and Advances to, and Transactions with Associated Companies	12 Months Ended
Mar. 31, 2012
Investments in and Advances to, and Transactions with Associated Companies
(4)	Investments in and Advances to, and Transactions with Associated Companies

Certain financial information in respect of associated companies in aggregate at March 31, 2012 and 2011, and for each of the three years ended March 31, 2012 is shown below. The most significant of these associated companies as of March 31, 2012 is Sumishin Panasonic Financial Services Co., Ltd. (SPFC). At March 31, 2012, the Company has a 15.1% equity ownership in SPFC.

The Company formerly had a 34.0% equity ownership in Sumishin Matsushita Financial Services Co., Ltd. (SMFC). On November 5, 2009, the Company sold certain equity interest to The Sumitomo Trust and Banking Co., Ltd. (On April 1, 2012, The Sumitomo Trust and Banking Co., Ltd. changed its name to Sumitomo Mitsui Trust Bank, Limited through a merger) and as a result, the Company had a 22.6% equity ownership in SMFC. On April 1, 2010, SMFC and STB Leasing Co., Ltd. merged their businesses to form SPFC. As a result, the Company has a 15.1% equity ownership in SPFC. The Company continues to apply the equity method subsequent to April 1, 2010 as the Company continues to hold significant influence over operating and financial policies of SPFC. On April 1, 2012, SPFC changed its name to Sumitomo Mitsui Trust Panasonic Finance Co., Ltd.

The Company formerly had a 27.6% shareholding of JVC KENWOOD Holding, Inc. (JVC KENWOOD HD). On January 25, 2011, JVC KENWOOD HD issued new shares of its common stock and disposed of its treasury shares through an international offering. As a result, JVC KENWOOD HD and its consolidated subsidiaries ceased to be an associated company of the Company under the equity method as the ownership percentage of the Company fell under 20% and the Company lost the ability to exercise influence over operating and financial policies of JVC KENWOOD HD. Financial information associated with JVC KENWOOD HD and its subsidiaries prior to January 25, 2011 is included in the aggregate information below; however, financial information subsequent to January 25, 2011 is not included.

The Company formerly accounted for the investment in Toshiba Matsushita Display Technology Co., Ltd. (TMD) and its subsidiaries under the equity method. On April 28, 2009, the Company sold all of its shares in TMD to Toshiba Corporation.

	Yen (millions)
	2012	2011
Current assets	1,163,276	1,307,304
Other assets	244,720	370,295

	1,407,996	1,677,599
Current liabilities	651,044	740,580
Other liabilities	376,906	541,691

Net assets	380,046	395,328

Company’s equity in net assets	119,421	127,219

	Yen (millions)
	2012	2011	2010
Net sales	942,008	1,151,710	1,176,332
Gross profit	170,920	267,498	254,507
Net income (loss)	20,104	38,377	(10,572)

Purchases and dividends received from associated companies for the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Purchases from	278,342	198,560	287,598
Dividends received	3,603	4,968	4,301

Retained earnings include undistributed earnings of associated companies in the amount of 41,562 million yen and 39,661 million yen, as of March 31, 2012 and 2011, respectively.

During the years ended March 31, 2012, 2011 and 2010, the Company incurred a write-down of 8,831 million yen, 8,318 million yen and 3,605 million yen, respectively, for other-than-temporary impairment of investments and advances in associated companies. The fair values of the investments and advances in associated companies were based on quoted market price or discounted cash flows by using appropriate discounted rate. An impairment charge was recorded to reduce the carrying value of the assets to fair value. The write-down is included in other deductions in the consolidated statements of operations.

Investments in associated companies include marketable equity securities which have quoted market values at March 31, 2012 and 2011 compared with the related carrying amounts as follows:

	Yen (millions)
	2012	2011
Carrying amount	31,077	39,267
Market value	30,910	42,920

Investments in Securities	12 Months Ended
Mar. 31, 2012
Investments in Securities
(5)	Investments in Securities

The Company classifies its existing marketable equity securities, other than investments in associated companies, and all debt securities as available-for-sale.

The cost, fair value, gross unrealized holding gains and gross unrealized holding losses of available-for-sale securities included in short-term investments, and other investments and advances at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Current:
Other debt securities	473	483	10	—

	473	483	10	—

Noncurrent:
Equity securities	171,412	225,433	54,545	524
Corporate and government bonds	1,689	1,711	22	—
Other debt securities	80	110	30	—

	173,181	227,254	54,597	524

	Yen (millions)
	2011
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Noncurrent:
Equity securities	250,400	313,813	67,755	4,342
Corporate and government bonds	2,142	2,201	59	—
Other debt securities	544	546	8	6

	253,086	316,560	67,822	4,348

Maturities of investments in available-for-sale securities at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012		2011
	Cost	Fair value	Cost	Fair value
Due within one year	473	483	—	—
Due after one year through five years	1,769	1,821	2,686	2,747
Equity securities	171,412	225,433	250,400	313,813

	173,654	227,737	253,086	316,560

Proceeds from sale of available-for-sale securities for the years ended March 31, 2012, 2011 and 2010 were 73,141 million yen, 22,102 million yen and 18,275 million yen, respectively. The gross realized gains on sale of available-for-sale securities for the years ended March 31, 2012, 2011 and 2010 were 13,532 million yen, 5,474 million yen and 3,756 million yen, respectively. The gross realized losses on sale of available-for-sale securities for the years ended March 31, 2012, 2011 and 2010 were 5,561 million yen, 965 million yen and 88 million yen, respectively. The cost of securities sold in computing gross realized gains and losses is determined by the average cost method.

During the years ended March 31, 2012, 2011 and 2010, the Company incurred a write-down of 7,597 million yen, 19,154 million yen and 2,965 million yen, respectively, for other-than-temporary impairment of available-for-sale securities, mainly reflecting the aggravated market condition of certain industries in Japan. The write-down is included in other deductions in the consolidated statements of operations.

Gross unrealized holding losses on investments in available-for-sale securities and the fair value of the related investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	5,365	524	—	—	5,365	524

	5,365	524	—	—	5,365	524

	Yen (millions)
	2011
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	48,891	4,342	—	—	48,891	4,342
Other debt securities	35	6	—	—	35	6

	48,926	4,348	—	—	48,926	4,348

The gross unrealized loss position has been continuing for a relatively short period of time. Based on this and other relevant factors, management has determined that these investments are not considered other-than-temporarily impaired. The Company did not have investment securities that had been in a continuous loss position for twelve months or more at March 31, 2012 and 2011.

The carrying amounts of the Company’s cost method investments totaled 24,553 million yen and 27,914 million yen at March 31, 2012 and 2011, respectively. For substantially all such investments, the Company estimated that the fair value exceeded the carrying amounts of investments (that is, the investments were not impaired). For the years ended March 31, 2012, 2011 and 2010, certain investments were considered other-than-temporarily impaired, resulting in a write-down of 208 million yen, 67 million yen and 374 million yen, respectively.

At March 31, 2012 and 2011, equity securities with a book value of 32,130 million yen and 14,047 million yen were pledged as collateral for the deferred payments of certain taxes based on the Japanese Custom Act and Consumption Tax Law, respectively.

Leases	12 Months Ended
Mar. 31, 2012
Leases
(6)	Leases

The Company has capital and operating leases for certain land, buildings, machinery and equipment, and finite-lived intangible assets with SPFC and other third parties.

During the years ended March 31, 2012, 2011 and 2010, the Company sold and leased back some of land, buildings, and machinery and equipment for 21,783 million yen, 126,639 million yen and 95,316 million yen, respectively. The base lease term ranges up to 10 years. The resulting leases are being accounted for as operating leases or capital leases. The amortization of deferred gains of these transactions, included in other income in the consolidated statements of operations, were not significant. Regarding certain leased assets, the Company has options to purchase the leased assets, or to terminate the leases and guarantee a specified value of the leased assets thereof, subject to certain conditions, during or at the end of the lease term. Regarding leased land and buildings, there are no future commitments, obligations, provisions, or circumstances that require or result in the Company’s continuing involvement.

At March 31, 2012 and 2011, the gross book value of land, buildings, machinery and equipment, and finite-lived intangible assets under capital leases, including the above-mentioned sale-leaseback transactions was 72,931 million yen and 137,783 million yen, and the related accumulated amortization recorded was 34,712 million yen and 48,744 million yen, respectively.

Rental expenses for operating leases, including the above-mentioned sale-leaseback transactions were 84,062 million yen, 88,473 million yen and 64,124 million yen for the years ended March 31, 2012, 2011 and 2010, respectively.

Future minimum lease payments under non-cancelable capital leases and operating leases at March 31, 2012 are as follows:

	Yen (millions)
Year ending March 31	Capital leases	Operating leases
2013	18,084	46,415
2014	14,613	32,835
2015	10,601	15,211
2016	8,527	5,715
2017	7,922	3,326
Thereafter	18,982	14,254

Total minimum lease payments	78,729	117,756

Less amount representing interest	4,647

Present value of net minimum lease payments	74,082
Less current portion	16,740

Long-term capital lease obligations	57,342

Long-Lived Assets	12 Months Ended
Mar. 31, 2012
Long-Lived Assets
(7)	Long-Lived Assets

The Company periodically reviews the recorded value of its long-lived assets to determine if the future cash flows to be derived from these assets or related asset group will be sufficient to recover the remaining recorded asset values. Impairment losses are included in other deductions in the consolidated statements of operations, and are not charged to segment profit.

The disclosure below has been modified to reflect the revised segments.

The Company recognized impairment losses in the aggregate of 399,259 million yen of long-lived assets during fiscal 2012.

The Company recorded impairment losses for certain buildings, machinery and equipment, and finite-lived intangible assets related to certain domestic flat TV manufacturing facilities in “AVC Networks” segment. As a result of the continuously substantial decline of product prices and the yen appreciation, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of buildings was determined through an appraisal based on the repurchase cost. The fair value of machinery and equipment was determined through an appraisal based on the repurchase cost or net realizable value. The fair value of finite-lived intangible assets was determined based on the discounted estimated cash flows expected to result from the use and eventual disposition of the assets.

The Company recorded impairment losses for certain machinery and equipment related to domestic semiconductor manufacturing facilities in “Industrial Devices” segment. As a result of the decline in market demand and per unit selling price of Digital AV products on which semiconductor business is heavily dependent as a supplier, the Company decided to cease the use of the above-mentioned facilities. The fair value of machinery and equipment was determined through an appraisal based on the net realizable value.

The Company recorded impairment losses of 25,536 million yen for certain finite-lived intangible assets related to customer relationship, and patents and know-how of optical pick-up business in “Industrial Devices” segment. As a result of the decline of product prices and the increase in material cost, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value was mainly determined based on excess earnings method and relief-from-royalty method.

The Company recorded impairment losses of 95,546 million yen for certain finite-lived intangible assets related to customer relationship, and patents and know-how of consumer lithium-ion battery business in “Energy” segment. As a result of decline of the product prices and the yen appreciation, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value was mainly determined based on excess earnings method and relief-from-royalty method.

Impairment losses of 212,151 million yen, 78,406 million yen, 99,183 million yen and 9,519 million yen were related to “AVC Networks,” “Industrial Devices,” “Energy” and the remaining segments, respectively.

On March 5, 2012, the Company and Innovation Network Corporation of Japan reached a final agreement regarding the sale of the Mobara plant of Panasonic Liquid Crystal Display Co., Ltd., a subsidiary of the Company, to Japan Display Inc. The Company classified these buildings, machinery and equipment, and finite-lived intangible assets related to the plant as assets held for sale and these assets were included in other current assets in the consolidated balance sheet at March 31, 2012. The Company sold these assets in April 2012.

The Company recognized impairment losses in the aggregate of 34,692 million yen of long-lived assets during fiscal 2011.

The Company recorded impairment losses for certain machinery and equipment, and other assets related to domestic and overseas flat TV manufacturing facilities. As a result of the continuously substantial decline of product prices and the yen appreciation, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value was determined through an appraisal based on the repurchase cost.

The Company recorded impairment losses for certain finite-lived intangible assets related to right of trademark of “SANYO.” The Company decided “Panasonic” will be the only brand that conveys corporate messages for all the business groups, except for certain regions and products, and as a result, the Company estimated the carrying amounts of the assets would not be recoverable through future cash flows. The fair value was based on the discounted estimated cash flows expected to result from the use of the assets.

Impairment losses of 12,380 million yen, 2,004 million yen, 4,176 million yen, 2,092 million yen, 8,561 million yen, 3,056 million yen and 2,423 million yen were related to “AVC Networks,” “Systems & Communications,” “Eco Solutions,” “Industrial Devices,” “Energy,” “Other” and the remaining segments, respectively.

The Company recognized impairment losses in the aggregate of 79,259 million yen of long-lived assets during fiscal 2010.

The Company recorded impairment losses for certain machinery and finite-lived intangible assets related to domestic liquid crystal display panel manufacturing facilities. As a result of the continuously substantial decline of product prices, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value was based on the discounted estimated cash flows expected to result from the use and eventual disposition of the assets.

The Company recorded impairment losses for certain land, buildings, and machinery and equipment related to domestic battery manufacturing facilities. Due to the revamp of manufacturing capacity of the lithium-ion battery business, certain factories experienced a downturn in profitability. In addition, the Company had to transfer a part of its nickel-hydrogen battery business in relation to the acquisition of SANYO. As a result, the carrying amounts of certain domestic battery manufacturing facilities would not be recoverable through future cash flows. The fair value of land was determined through an appraisal based on the comparable sales method. The fair value of buildings, and machinery and equipment was determined through an appraisal based on the repurchase cost.

Impairment losses of 36,672 million yen, 8,193 million yen, 6,935 million yen, 19,629 million yen and 7,830 million yen were related to “AVC Networks,” “Appliances,” “Eco Solutions,” “Energy” and the remaining segments, respectively.

Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill and Other Intangible Assets
(8)	Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill by segment for the years ended March 31, 2012 and 2011, which have been modified to reflect the revised segments, are as follows:

	Yen (millions)
	AVC Networks	Appliances	Systems & Communications	Eco Solutions	Automotive Systems	Industrial Devices	Energy	Other	Total
Balance at March 31, 2010:
Goodwill	43,483	32,287	222,815	112,026	73,307	175,202	274,963	70,012	1,004,095
Accumulated impairment losses	—	(3,745)	(77,349)	—	—	—	—	—	(81,094)

	43,483	28,542	145,466	112,026	73,307	175,202	274,963	70,012	923,001

Goodwill acquired during the year	3,561	—	—	1,087	—	—	—	—	4,648
Translation adjustments	—	—	—	(2,897)	—	—	—	—	(2,897)

Balance at March 31, 2011:
Goodwill	47,044	32,287	222,815	110,216	73,307	175,202	274,963	70,012	1,005,846
Accumulated impairment losses	—	(3,745)	(77,349)	—	—	—	—	—	(81,094)

	47,044	28,542	145,466	110,216	73,307	175,202	274,963	70,012	924,752

Goodwill Acquired during the year	575	—	—	—	—	—	—	—	575
Goodwill impaired during the year	(8,394)	—	—	—	—	(71,617)	(73,387)	(10,504)	(163,902)
Translation adjustments	—	—	—	(3,710)	—	—	—	—	(3,710)
Other	—	—	—	—	—	—	—	(298)	(298)

Balance at March 31, 2012:
Goodwill	47,619	32,287	222,815	106,506	73,307	175,202	274,963	69,714	1,002,413
Accumulated impairment losses	(8,394)	(3,745)	(77,349)	—	—	(71,617)	(73,387)	(10,504)	(244,996)

	39,225	28,542	145,466	106,506	73,307	103,585	201,576	59,210	757,417

The Company recorded an impairment loss of 26,988 million yen for the year ended March 31, 2012 related to goodwill of semiconductor business in “Industrial Devices” segment. This impairment was due to a decrease in the estimated fair value of the reporting unit caused by the decline in market demand and per unit selling price of Digital AV products on which semiconductor business is heavily dependent as a supplier. The fair value was determined based on the combination of discounted cash flow method and guideline public company method.

The Company recorded an impairment loss of 44,629 million yen for the year ended March 31, 2012 related to goodwill of optical pick-up business in “Industrial Devices” segment. This impairment was due to a decrease in the estimated fair value of the reporting unit caused by the decline of product prices and the increase in material cost. The fair value was determined based on the combination of discounted cash flow method, guideline public company method and guideline transaction method.

The Company recorded an impairment loss of 73,387 million yen for the year ended March 31, 2012 related to goodwill of consumer lithium-ion battery business in “Energy” segment. This impairment was due to a decrease in the estimated fair value of the reporting unit caused by the decline of product prices and the yen appreciation. The fair value was determined based on the combination of discounted cash flow method, guideline public company method and guideline transaction method.

The Company recorded an impairment loss of 8,394 million yen and 10,504 million yen for the year ended March 31, 2012 related to “AVC Networks” and “Other” segment, respectively. These impairments were due to a downturn in profitability and the fair value was determined based on the discounted cash flow method.

Intangible assets, excluding goodwill, at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012		2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Finite-lived intangible assets:
Patents and know-how	301,614	106,291	451,868	97,450
Software	321,623	255,040	298,328	229,132
Other	115,728	36,738	163,220	47,180

	738,965	398,069	913,416	373,762

	Yen (millions)
	2012	2011
Indefinite-lived intangible assets	4,855	3,133

Aggregate amortization expense for finite-lived intangible assets for each of the years ended March 31, 2012, 2011 and 2010 was 78,455 million yen, 82,762 million yen and 46,175 million yen, respectively.

Estimated amortization expenses for the next five years are as follows:

Year ending March 31	Yen (millions)
2013	60,239
2014	51,955
2015	42,990
2016	34,447
2017	26,371

There were no impairment losses of indefinite-lived intangible assets for each of the three years ended March 31, 2012. Impairment losses of finite-lived intangible assets are included in impairment losses of long-lived assets discussed in Note 7.

Long-Term Debt And Short-Term Debt	12 Months Ended
Mar. 31, 2012
Long-Term Debt And Short-Term Debt
(9)	Long-term Debt and Short-term Debt

Long-term debt at March 31, 2012 and 2011 is set forth below:

	Yen (millions)
	2012	2011
Unsecured Straight bond, due 2011, interest 1.64%	—	100,000
Unsecured Straight bond, due 2012, interest 1.14%	—	100,000
Unsecured Straight bond, due 2013, interest 0.38%	150,000	150,000
Unsecured Straight bond, due 2013, interest 0.82% *1	10,000	—
Unsecured Straight bond, due 2013, interest 1.49% *2	20,000	—
Unsecured Straight bond, due 2014, interest 1.404%	200,000	200,000
Unsecured Straight bond, due 2014, interest 2.02% *1	31,769	—
Unsecured Straight bond, due 2015, interest 1.66% *2	39,996	—
Unsecured Straight bond, due 2016, interest 0.752%	200,000	200,000
Unsecured Straight bond, due 2018, interest 1.081%	150,000	150,000
Unsecured Straight bond, due 2019, interest 2.05%	100,000	100,000
Unsecured Straight bond, due 2019, interest 1.593% *2	30,000	—
Unsecured Straight bonds issued by subsidiaries, due 2011 - 2019, interest 0.82% - 2.02% *1,2	—	162,407
Unsecured bank loans, due 2011 - 2015, effective interest 1.0% in fiscal 2012 and 1.1% in fiscal 2011	149,814	259,801
Secured bank loans by subsidiaries, due 2011 - 2027, effective interest 1.84% in fiscal 2012 and 1.91% in fiscal 2011	1,732	3,473
Capital lease obligations	74,082	110,177

	1,157,393	1,535,858
Less current portion	215,625	373,571

	941,768	1,162,287

*1	Bonds originally issued by SANYO were transferred to the Company in fiscal 2012.
*2	Bonds originally issued by Panasonic Electric Works Co., Ltd. (PEW) were transferred to the Company in fiscal 2012.

The aggregate annual maturities of long-term debt after March 31, 2012 are as follows:

Year ending March 31	Yen (millions)
2013	215,625
2014	285,960
2015	100,584
2016	248,594
2017	7,659
2018 and thereafter	298,971

As is customary in Japan, short-term and long-term bank loans are made under general agreements which provide that security and guarantees for future and present indebtedness will be given upon request of the bank, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations due to the bank. At March 31, 2012 and 2011, loans subject to such general agreements amounted to 1,732 million yen and 3,899 million yen, respectively.

Each of the loan agreements grants the lender the right to request additional security or mortgages on certain assets. At March 31, 2012 and 2011, other investments and advances, and property, plant and equipment with a book value of 2,550 million yen and 8,945 million yen respectively, were pledged as collateral by subsidiaries for secured loans from banks.

The balance of short-term debt also includes borrowings under acceptances and short-term loans of foreign subsidiaries. Additionally, the balance of short-term debt at March 31, 2012 includes 369,489 million yen of short-term bonds, which were newly issued during fiscal 2012. The weighted-average interest rate on short-term debt outstanding at March 31, 2012 and 2011 was 0.6% and 2.8%, respectively.

Retirement and Severance Benefits	12 Months Ended
Mar. 31, 2012
Retirement and Severance Benefits
(10)	Retirement and Severance Benefits

The Company and certain subsidiaries have contributory, funded benefit pension plans covering substantially all employees who meet eligibility requirements. Benefits under the plans are primarily based on the combination of years of service and compensation.

In addition to the plans described above, upon retirement or termination of employment for reasons other than dismissal, employees are entitled to lump-sum payments based on the current rate of pay and length of service. If the termination is involuntary or caused by death, the severance payment is greater than in the case of voluntary termination. The lump-sum payment plans are not funded.

Effective April 1, 2002, the Company and some of the subsidiaries amended their benefit pension plans by introducing a “point-based benefits system,” and their lump-sum payment plans to cash balance pension plans. Under the point-based benefits system, benefits are calculated based on accumulated points allocated to employees each year according to their job classification and years of service. Under the cash balance pension plans, each participant has an account which is credited yearly based on the current rate of pay and market-related interest rate.

Reconciliation of beginning and ending balances of the benefit obligations of the contributory, funded benefit pension plans, the unfunded lump-sum payment plans, and the cash balance pension plans, and the fair value of the plan assets at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012	2011
Change in benefit obligations:
Benefit obligations at beginning of year	2,241,669	2,214,107
Service cost	55,368	55,371
Interest cost	54,552	57,093
Prior service benefit	28,019	—
Actuarial loss	84,360	29,895
Benefits paid	(159,892)	(109,591)
Effect of changes in consolidated subsidiaries	—	8,391
Foreign currency exchange impact	(886)	(4,649)
Curtailments, settlements and other	(9,546)	(8,948)

Benefit obligations at end of year	2,293,644	2,241,669

Change in plan assets:
Fair value of plan assets at beginning of year	1,746,518	1,775,007
Actual return on plan assets	31,681	(16,703)
Employer contributions	78,728	93,612
Benefits paid	(133,310)	(100,004)
Effect of changes in consolidated subsidiaries	—	3,646
Foreign currency exchange impact	(1,021)	(4,145)
Curtailments, settlements and other	(1,198)	(4,895)

Fair value of plan assets at end of year	1,721,398	1,746,518

Funded status	(572,246)	(495,151)

The accumulated benefit obligation for the pension plans was 2,246,385 million yen and 2,184,954 million yen at March 31, 2012 and 2011, respectively.

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,209,646	2,135,047
Fair value of plan assets	1,636,662	1,635,656
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	2,162,639	2,078,759
Fair value of plan assets	1,636,662	1,632,963

Accounts recognized in the consolidated balance sheet at March 31, 2012 and 2011 consist of:

	Yen (millions)
	2012	2011
Other assets	738	4,240
Other current liabilities	(6,434)	(6,431)
Retirement and severance benefits	(566,550)	(492,960)

	(572,246)	(495,151)

Amounts recognized in accumulated other comprehensive income (loss) at March 31, 2012 and 2011 consist of:

	Yen (millions)
	2012	2011
Prior service benefit	(122,795)	(172,964)
Actuarial loss	588,447	530,195

	465,652	357,231

Net periodic benefit cost for the contributory, funded benefit pension plans, the unfunded lump-sum payment plans, and the cash balance pension plans of the Company for each of the three years ended March 31, 2012 consist of the following components:

	Yen (millions)
	2012	2011	2010
Service cost—benefits earned during the year	55,368	55,371	50,285
Interest cost on projected benefit obligation	54,552	57,093	51,239
Expected return on plan assets	(52,299)	(55,583)	(43,971)
Amortization of prior service benefit	(23,347)	(24,544)	(25,011)
Recognized actuarial loss	31,203	25,493	39,758
Losses on curtailments and settlements	10,419	2,123	3,818

Net periodic benefit cost	75,896	59,953	76,118

The estimated prior service benefit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for fiscal 2013 are gains of 22,259 million yen and losses of 32,802 million yen, respectively.

Weighted-average assumptions used to determine benefit obligations at March 31, 2012 and 2011 are as follows:

	2012	2011
Discount rate	2.2%	2.5%
Rate of compensation increase	1.8%	1.8%

Weighted-average assumptions used to determine net periodic benefit cost for the three years ended March 31, 2012 are as follows:

	2012	2011	2010
Discount rate	2.5%	2.6%	2.7%
Expected return on plan assets	3.1%	3.2%	3.1%
Rate of compensation increase	1.8%	1.8%	1.7%

The expected return on plan assets is determined based on the portfolio as a whole and not on the sum of the returns on individual asset categories, considering long-term historical returns, asset allocation, and future estimates of long-term investment returns.

Each plan of the Company has a different investment policy, which is designed to ensure sufficient plan assets are available to provide future payments of pension benefits to the eligible plan participants and is individually monitored for compliance and appropriateness on an on-going basis. Considering the expected long-term rate of return on plan assets, each plan of the Company establishes a “basic” portfolio comprised of the optimal combination of equity securities and debt securities. Plan assets are invested in individual equity and debt securities using the guidelines of the “basic” portfolio in order to generate a total return that will satisfy the expected return on a mid-term to long-term basis. The Company evaluates the difference between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the “basic” portfolio. The Company revises the “basic” portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

The Company’s pension plan assets allocation is approximately 40% for equity securities, approximately 40% for debt securities, and approximately 20% for other investments, primarily in life insurance company general accounts.

For the Company’s major defined benefit pension plans, equity investments are invested mainly in listed equity securities, broadly in Japanese equity, developed international equity and emerging markets. The debt securities investments are comprised primarily of government, municipal, and corporate bonds. The Company mainly chooses debt securities with rating above BBB, high liquidity and appropriate repayment, and has appropriately diversified the investments by sector and geography. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. Other investments include fund-of-funds investment, equity long/short hedge funds investment and private equity investment. Fund-of-funds investment and equity long/short hedge funds investment are primarily invested in listed equity securities with frequency of transactions and stable return, while private equity investment are diversified products with low correlation.

The fair values of the Company’s pension plan assets at March 31, 2012 and 2011, by asset category are as follows:

	Yen (millions)
	2012
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	22,503	28,345	—	50,848
Equity securities:
Japanese companies	84,697	—	—	84,697
Foreign companies	78,952	—	—	78,952
Commingled funds (a)	—	457,196	—	457,196
Debt securities:
Government and Municipal bonds	133,962	—	—	133,962
Corporate bonds	—	50,011	—	50,011
Commingled funds (b)	—	526,810	—	526,810
Life insurance company general accounts	—	196,880	—	196,880
Other (c)	—	121,470	20,572	142,042

Total	320,114	1,380,712	20,572	1,721,398

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	42,417	11,191	—	53,608
Equity securities:
Japanese companies	86,831	—	—	86,831
Foreign companies	113,294	2,236	—	115,530
Commingled funds (a)	71	444,559	—	444,630
Debt securities:
Government and Municipal bonds	177,679	—	—	177,679
Corporate bonds	—	45,019	—	45,019
Commingled funds (b)	—	474,016	—	474,016
Life insurance company general accounts	—	198,010	—	198,010
Other (c)	—	130,181	21,014	151,195

Total	420,292	1,305,212	21,014	1,746,518

(a)	These funds invest mainly in listed equity securities, approximately 60% Japanese companies and 40% foreign companies.
(b)	These funds primarily invest in Japanese government bonds and foreign government bonds.
(c)	Other investments primarily include fund-of-funds investment and equity long/short hedge funds investment.

The three levels of the fair value hierarchy are discussed in Note 18.

Level 1 assets are comprised principally of equity securities and government and municipal bonds, which are valued using unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Level 2 assets are comprised principally of commingled funds, which are valued at their net asset values that are calculated by the fund and have daily liquidity, corporate bonds, which are valued based on quoted prices for identical assets in market that are not active, and life insurance company general accounts, which are valued at conversion value. Fund of funds investment and hedge funds investment that use equity long/short strategies, which primarily invest in listed equity securities and debt securities, are valued based on net asset value.

Level 3 assets are comprised principally of collateralized loan obligation investment and private equity investment, which are valued based on prices and other relevant information such as similar market transactions and latest round of financing data.

The reconciliation of the beginning and ending balances of level 3 assets at March 31, 2012 and 2011, are as follows:

	Yen (millions)
	Collateralized loan obligation	Private equity	Total
Balance at April 1, 2010	8,715	6,397	15,112
Realized gains (losses)	2,167	—	2,167
Unrealized gains (losses) relating to assets held	3,036	(330)	2,706
Purchases, sales, issuances and settlements, net	912	1,663	2,575
Transfers out of Level 3	(1,546)	—	(1,546)

Balance at March 31, 2011	13,284	7,730	21,014

Realized gains (losses)	2,515	1,656	4,171
Unrealized gains (losses) relating to assets held	(775)	71	(704)
Purchases, sales, issuances and settlements, net	(2,397)	765	(1,632)
Transfers out of Level 3	(2,277)	—	(2,277)

Balance at March 31, 2012	10,350	10,222	20,572

The Company expects to contribute 89,796 million yen to its defined benefit plans in fiscal 2013.

The benefits expected to be paid from the defined pension plans in each fiscal year 2013 – 2017 are 116,691 million yen, 116,306 million yen, 119,053 million yen, 120,245 million yen and 118,469 million yen, respectively. The aggregate benefits expected to be paid in the five years from fiscal 2018 – 2022 are 643,928 million yen. The expected benefits are based on the same assumptions used to measure the Company’s benefit obligation at March 31 and include estimated future employee service.

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes
(11)	Income Taxes

Income (loss) before income taxes and income taxes for each of the three years ended March 31, 2012 are summarized as follows:

	Yen (millions)
	Domestic	Foreign	Total
For the year ended March 31, 2012
Income (loss) before income taxes	(838,217)	25,373	(812,844)
Income taxes:
Current	26,346	42,860	69,206
Deferred	(58,706)	(733)	(59,439)

Total income taxes	(32,360)	42,127	9,767

For the year ended March 31, 2011
Income before income taxes	23,356	155,451	178,807
Income taxes:
Current	28,479	60,431	88,910
Deferred	20,913	(6,813)	14,100

Total income taxes	49,392	53,618	103,010

For the year ended March 31, 2010
Income (loss) before income taxes	(80,125)	50,810	(29,315)
Income taxes:
Current	22,105	36,042	58,147
Deferred	80,954	2,732	83,686

Total income taxes	103,059	38,774	141,833

The Company and its subsidiaries in Japan are subject to a National tax of 30%, an Inhabitant tax of approximately 20.5%, and a deductible Enterprise tax of approximately 7.4% varying by local jurisdiction, which, in aggregate, resulted in a combined statutory tax rate in Japan of approximately 40.5% for the three years ended March 31, 2012.

The effective tax rates for each of the years differ from the combined statutory tax rates for the following reasons:

	2012	2011	2010
Combined statutory tax rate	(40.5)%	40.5%	(40.5)%
Lower tax rates of overseas subsidiaries	(0.4)	(15.4)	(38.4)
Expenses not deductible for tax purposes	0.5	3.2	25.7
Change in valuation allowance allocated to income tax expenses	27.2	24.4	473.8
Tax effects attributable to investments in subsidiaries	0.8	2.2	45.7
Per capita tax	0.2	1.2	8.3
Goodwill impairment	8.2	—	5.2
Effect of enacted changes in Japanese tax laws and rates	3.7	—	—
Other	1.5	1.5	4.0

Effective tax rate	1.2%	57.6%	483.8%

For the year ended March 31, 2012, Japanese corporate tax law and statutory tax rates to apply to taxable income from next year onwards were enacted in Japan. Tax law changes result in reductions in rates in two steps in future years. In consequence, the Company has recorded income tax expense of 25,536 million yen for adjustments of deferred tax assets and liabilities.

The significant components of deferred income tax expenses for the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Deferred tax expense (exclusive of the effects of other components listed below)	(50,086)	31,999	111,579
Adjustments of deferred tax assets and liabilities for enacted changes in Japanese tax laws and rates	25,536	—	—
Benefits of net operating loss carryforwards	(34,889)	(17,899)	(27,893)

	(59,439)	14,100	83,686

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2012 and 2011 are presented below:

	Yen (millions)
	2012	2011
Deferred tax assets:
Inventory valuation	81,004	87,647
Expenses accrued for financial statement purposes but not currently included in taxable income	179,860	171,779
Property, plant and equipment	240,033	231,987
Retirement and severance benefits	236,565	273,830
Tax loss carryforwards	723,897	653,378
Other	178,700	181,190

Total gross deferred tax assets	1,640,059	1,599,811
Less valuation allowance	1,029,825	990,354

Net deferred tax assets	610,234	609,457

Deferred tax liabilities:
Net unrealized holding gains of available-for-sale securities	(20,604)	(26,130)
Intangible assets	(89,442)	(166,403)
Other	(65,595)	(82,936)

Total gross deferred tax liabilities	(175,641)	(275,469)

Net deferred tax assets	434,593	333,988

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and loss carryforwards become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences and loss carryforwards, net of the existing valuation allowances at March 31, 2012.

The net change in total valuation allowance for the years ended March 31, 2012, 2011 and 2010 was an increase of 39,471 million yen, a decrease of 24,349 million yen and an increase of 536,706 million yen, respectively.

At March 31, 2012, the Company had, for income tax purposes, net operating loss carryforwards of approximately 2,144,980 million yen, of which 1,991,944 million yen expire from fiscal 2013 through 2021 and the remaining balance will expire thereafter or do not expire. At March 31, 2012, the Company had, for income tax purposes, tax credit carryforwards of approximately 46,983 million yen, which expire from fiscal 2013 through 2015.

Net deferred tax assets and liabilities at March 31, 2012 and 2011 are reflected in the accompanying consolidated balance sheets under the following captions:

	Yen (millions)
	2012	2011
Other current assets	226,180	254,413
Other assets	338,754	329,920
Other current liabilities	(4,789)	(1,466)
Other liabilities	(125,552)	(248,879)

Net deferred tax assets	434,593	333,988

The Company has not recognized a deferred tax liability for the undistributed earnings of its foreign subsidiaries and foreign corporate joint ventures of 920,083 million yen as of March 31, 2012, because the Company currently does not expect those unremitted earnings to reverse and become taxable to the Company in the foreseeable future. A deferred tax liability will be recognized when the Company no longer plans to indefinitely reinvest undistributed earnings. The calculation of related unrecognized deferred tax liability is not practicable.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for each of the three years ended March 31, 2012 is as follows:

	Yen (millions)
	2012	2011	2010

Balance at beginning of year	(14,693)	(9,843)	(7,187)
Increase related to prior year tax positions	(6,058)	(5,690)	(685)
Decrease related to prior year tax positions	1,435	532	1,780
Increase related to current year tax positions	(3,541)	(1,986)	(1,195)
Change in consolidated subsidiaries	1,616	—	(3,339)
Settlements	5,646	1,451	747
Translation adjustments	284	843	36

Balance at end of year	(15,311)	(14,693)	(9,843)

As of March 31, 2012, 2011 and 2010, the total amount of unrecognized tax benefits are 14,457 million yen, 14,175 million yen and 9,843 million yen, respectively, that if recognized, would reduce the effective tax rate. It is reasonably possible that developments on tax matters in certain tax jurisdictions may result in approximately twenty percent decrease of the Company’s total unrecognized tax benefits within the next twelve months. The Company has accrued interests and penalties related to unrecognized tax benefits and the amount of interest and penalties included in provision for income taxes and cumulative amount accrued were not material as of and for the years ended March 31, 2012, 2011 and 2010.

The Company files income tax returns in Japan and various foreign tax jurisdictions. There are a number of subsidiaries which operate within each of the Company’s major jurisdictions resulting in a range of open tax years. The open tax year for the Company is fiscal 2012. The open tax years for its significant subsidiaries in Japan, the United States of America, the United Kingdom and China range from fiscal 2004 and thereafter.

Stockholders' Equity	12 Months Ended
Mar. 31, 2012
Stockholders' Equity
(12)	Stockholders’ Equity

The Company may repurchase its common stock from the market pursuant to the Company Law of Japan. For the years ended March 31, 2012, 2011 and 2010, respectively, 635,123 shares, 327,193 shares and 53,863 shares were repurchased.

The Company sold 242,043,928 shares, 15,100 shares and 17,731 shares of its treasury stock for the years ended March 31, 2012, 2011 and 2010, respectively. Sales of treasury stock for the year ended March 31, 2012 includes the share exchange of treasury stock to noncontrolling interest holders. On April 1, 2011, PEW and SANYO became wholly-owned subsidiaries through the share exchange in order to accelerate synergy generation and maximize synergy. All the shares delivered by the Company were sourced from its treasury stocks (241,961,655 shares) held by the Company. As a result, treasury stock decreased by 424,010 million yen. The difference between the fair value of the shares of the Company delivered to the noncontrolling interest and the decrease in the carrying amount of the treasury stock was recognized as an adjustment to capital surplus and retained earnings in the consolidated balance sheets.

The Company Law of Japan provides that an amount equal to 10% of appropriations be appropriated as a capital reserve or legal reserve until the aggregated amount of capital reserve and legal reserve equals 25% of stated capital. The capital reserve and legal reserve are not available for dividends but may be transferred to capital surplus or retained earnings or stated capital upon approval of the shareholders’ meeting.

Cash dividends and transfers to the legal reserve charged to retained earnings during the three years ended March 31, 2012 represent dividends paid out during the periods and related appropriation to the legal reserve. Cash dividends per share paid during each of the three years ended March 31, 2012 amounted to 10.00 yen, 10.00 yen and 12.50 yen, respectively. The accompanying consolidated financial statements do not include any provisions for the year-end dividend of 5.0 yen per share, totaling approximately 11,559 million yen in respect of the year ended March 31, 2012 approved by the board of directors in May 2012.

In accordance with the Company Law of Japan, there are certain restrictions on payment of dividends in connection with the treasury stock repurchased. As a result of restrictions on the treasury stock repurchased, retained earnings of 247,277 million yen at March 31, 2012 were restricted as to the payment of cash dividends.

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Other Comprehensive Income (Loss)
(13)	Other Comprehensive Income (Loss)

Components of other comprehensive income (loss) for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2012
Translation adjustments:
Translation adjustments arising during the period	(27,206)	—	(27,206)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	6,260	—	6,260

Net translation adjustments	(20,946)	—	(20,946)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	(7,989)	4,887	(3,102)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(374)	151	(223)

Net unrealized gains (losses)	(8,363)	5,038	(3,325)

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	(583)	3	(580)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(9,556)	4,118	(5,438)

Net unrealized gains (losses)	(10,139)	4,121	(6,018)

Pension liability adjustments:
Prior service benefit arising during the period	(28,019)	11,348	(16,671)
Less: Amortization of prior service benefit included in net periodic benefit cost	(23,117)	9,772	(13,345)

Net prior service benefit	(51,136)	21,120	(30,016)

Actuarial gain (loss) arising during the period	(100,235)	26,854	(73,381)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	40,941	(16,272)	24,669

Net actuarial gain (loss)	(59,294)	10,582	(48,712)

Net pension liability adjustments	(110,430)	31,702	(78,728)

Other comprehensive income (loss)	(149,878)	40,861	(109,017)

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2011
Translation adjustments:
Translation adjustments arising during the period	(88,016)	—	(88,016)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	2,001	—	2,001

Net translation adjustments	(86,015)	—	(86,015)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	(53,060)	21,554	(31,506)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	14,645	(5,928)	8,717

Net unrealized gains (losses)	(38,415)	15,626	(22,789)

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	16,125	(7,364)	8,761
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(12,947)	5,174	(7,773)

Net unrealized gains (losses)	3,178	(2,190)	988

Pension liability adjustments:
Prior service benefit arising during the period	—	—	—
Less: Amortization of prior service benefit included in net periodic benefit cost	(23,803)	10,077	(13,726)

Net prior service benefit	(23,803)	10,077	(13,726)

Actuarial gain (loss) arising during the period	(99,459)	33,979	(65,480)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	26,276	(10,437)	15,839

Net actuarial gain (loss)	(73,183)	23,542	(49,641)

Net pension liability adjustments	(96,986)	33,619	(63,367)

Other comprehensive income (loss)	(218,238)	47,055	(171,183)

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2010
Translation adjustments:
Translation adjustments arising during the period	(21,186)	—	(21,186)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	10,129	—	10,129

Net translation adjustments	(11,057)	—	(11,057)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	88,042	(36,356)	51,686
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(703)	280	(423)

Net unrealized gains (losses)	87,339	(36,076)	51,263

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	4,607	(1,543)	3,064
Less: Reclassification adjustment for (gains) losses included in net income (loss)	4,657	(1,560)	3,097

Net unrealized gains (losses)	9,264	(3,103)	6,161

Pension liability adjustments:
Prior service benefit arising during the period	—	—	—
Less: Amortization of prior service benefit included in net periodic benefit cost	(23,947)	8,962	(14,985)

Net prior service benefit	(23,947)	8,962	(14,985)

Actuarial gain (loss) arising during the period	139,867	(49,300)	90,567
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	39,159	(14,963)	24,196

Net actuarial gain (loss)	179,026	(64,263)	114,763

Net pension liability adjustments	155,079	(55,301)	99,778

Other comprehensive income (loss)	240,625	(94,480)	146,145

Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders	12 Months Ended
Mar. 31, 2012
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
(14)	Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders

A reconciliation of the numerators and denominators of the basic and diluted net income (loss) per share attributable to Panasonic Corporation common shareholders computation for each of the three years ended March 31, 2012 is as follows:

	Yen (millions)
	2012	2011	2010
Net income (loss) attributable to Panasonic Corporation common shareholders	(772,172)	74,017	(103,465)

	Number of shares
	2012	2011	2010
Average common shares outstanding	2,312,167,772	2,070,341,989	2,070,623,618

	Yen
	2012	2011	2010
Net income (loss) per share attributable to Panasonic Corporation common shareholders:
Basic	(333.96)	35.75	(49.97)
Diluted	—	—	—

Diluted net income (loss) per share attributable to Panasonic Corporation common shareholders for the years ended March 31, 2010 through 2012 has been omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.

Restructuring Charges	12 Months Ended
Mar. 31, 2012
Restructuring Charges
(15)	Restructuring Charges

In connection with the reorganization of the Company’s operations, the Company has incurred certain restructuring charges. Components and related amounts of the restructuring charges, before the related tax effects, for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Expenses associated with the implementation of early retirement programs:
Domestic	91,880	14,312	33,070
Overseas	9,114	3,359	5,884

Total	100,994	17,671	38,954
Expenses associated with the closure and integration of locations	83,459	39,282	15,918

Total restructuring charges	184,453	56,953	54,872

These restructuring charges are included in other deductions in the consolidated statements of operations.

The Company has provided early retirement programs to those employees voluntarily leaving the Company. The accrued early retirement benefits are recognized when the employees accept the offer and the amount can be reasonably estimated. Expenses associated with the closure and integration of locations include amounts such as moving expenses of facilities and costs to terminate leasing contracts incurred at domestic and overseas manufacturing plants and sales offices. An analysis of the accrued restructuring charges for each of the three years ended March 31, 2012 is as follows:

	Yen (millions)
	2012	2011	2010
Balance at beginning of year	31,492	9,389	32,523
New charges	184,453	56,953	54,872
Cash payments or otherwise settled	(145,003)	(34,850)	(78,006)

Balance at end of year	70,942	31,492	9,389

The restructuring activities are generally insignificant on an individual activity basis and are short term in nature and are generally completed within one year of initiation. The total amount of costs expected to be incurred in connection with the activity are generally not materially different from the respective restructuring charges as disclosed below except as indicated otherwise. Furthermore, the amounts of restructuring costs incurred subsequent to the fiscal year end of the initiation of any given restructuring activity are not significant except as indicated otherwise.

The disclosure below has been modified to reflect the revised segments.

The following description represents restructuring activities for the year ended March 31, 2012 by segment:

AVC Networks

AVC Networks segment restructured its operations to improve cost competitiveness through selection and concentration of business mainly in Japan. Total restructuring charges amounting to 79,287 million yen included implementation of early retirement programs of 18,729 million yen and closure and integration of manufacturing locations in the amount of 60,558 million yen. The ending liability balance amounted to 45,819 million yen and 174 million yen for the years ended March 31, 2012 and 2011, respectively.

In addition to various restructuring activities in this segment, the Company made a decision to terminate production in domestic plasma display panel fifth factory of Panasonic Plasma Display Co., Ltd., a subsidiary of the Company. Due to the continuously substantial decline of product prices caused by intense price competition and the yen appreciation, the profitability of the flat-panel TV business declined significantly. The Company decided to restructure the panel business to optimize its production scale by consolidating manufacturing sites. The restructuring activity and material cash outlays are expected to take place through fiscal 2015. The total amount expected to be incurred in connection with the activity and the actual amount incurred for the year ended March 31, 2012 amounted to 51,083 million yen. In connection with the plasma display panel business, there was no beginning liability balance with new restructuring charges incurred in the amount of 51,083 million yen and costs paid or otherwise settled of 5,264 million yen during the fiscal year. The ending liability balance amounted to 45,819 million yen.

Appliances

Appliances segment restructured its operations to improve efficiency. Total restructuring charges amounting to 11,728 million yen included implementation of early retirement programs of 9,584 million yen and closure and integration of locations in the amount of 2,144 million yen. The ending liability balance amounted to 59 million yen and 168 million yen for the years ended March 31, 2012 and 2011, respectively.

Systems & Communications

Systems & Communications segment restructured its operations to improve efficiency. Total restructuring charges amounting to 740 million yen included implementation of early retirement programs of 619 million yen and closure and integration of locations in the amount of 121 million yen. There was no ending liability balance for the year ended March 31, 2012. The ending liability balance amounted to 1,882 million yen for the year ended March 31, 2011.

Eco Solutions

Eco Solutions segment restructured its operations mainly in Japan to improve cost effectiveness. Total restructuring charges amounting to 11,834 million yen included implementation of early retirement programs of 9,037 million yen and closure and integration of locations in the amount of 2,797 million yen. The ending liability balance amounted to 170 million yen for the year ended March 31 2012. There was no ending liability balance for the year ended March 31, 2011.

Automotive Systems

Automotive Systems segment restructured its operations to improve efficiency overseas. Total restructuring charges amounting to 658 million yen included implementation of early retirement programs of 572 million yen and closure and integration of locations in the amount of 86 million yen. There was no ending liability balance for the years ended March 31, 2012 and 2011, respectively.

Industrial Devices

Industrial Devices segment restructured its operations to improve efficiency and cost effectiveness mainly in Japan. Total restructuring charges amounting to 21,531 million yen included implementation of early retirement programs of 19,429 million yen and closure and integration of locations in the amount of 2,102 million yen. The ending liability balance amounted to 831 million yen and 91 million yen for the years ended March 31, 2012 and 2011, respectively.

Energy

Energy segment restructured its operations mainly to accelerate integration of manufacturing bases and organization in Japan. Total restructuring charges amounting to 7,684 million yen included implementation of early retirement programs of 4,560 million yen and closure and integration of locations in the amount of 3,124 million yen. The ending liability balance amounted to 177 million yen and 137 million yen for the years ended March 31, 2012 and 2011, respectively.

Other

Other segment restructured its operations for selection and concentration of its businesses in Japan and overseas. Total restructuring charges amounting to 50,991 million yen included early retirement programs of 38,464 million yen and closure and integration of locations in the amount of 12,527 million yen. The ending liability balance amounted to 23,886 million yen and 29,040 million yen for the years ended March 31, 2012 and 2011, respectively.

The total amount expected to be incurred in connection with the restructuring activity of SANYO’s semiconductor business that was initiated in fiscal 2011 amounted to 44,170 million yen as of March 31, 2012. The beginning liability balance amounted to 28,060 million yen with no additional restructuring charges incurred and costs paid or otherwise settled of 24,416 million yen during the fiscal year. The ending liability balance amounted to 3,644 million yen.

The following description represents restructuring activities for the year ended March 31, 2011 by segment:

AVC Networks

AVC Networks segment restructured its operations to improve efficiency. Total restructuring charges amounting to 2,140 million yen included implementation of early retirement programs of 1,845 million yen and closure and integration of locations in the amount of 295 million yen. The ending liability balance amounted to 174 million yen and 992 million yen for the years ended March 31, 2011 and 2010, respectively.

Appliances

Appliances segment restructured its operations to improve efficiency. Total restructuring charges amounting to 3,101 million yen included implementation of early retirement programs of 1,023 million yen and closure and integration of manufacturing locations in the amount of 2,078 million yen. The ending liability balance amounted to 168 million yen and 3,192 million yen for the years ended March 31, 2011 and 2010, respectively.

Systems & Communications

Systems & Communications segment restructured its operations consisting mainly of integration of manufacturing bases in Japan. Total restructuring charges amounting to 2,218 million yen included implementation of early retirement programs of 26 million yen and closure and integration of locations in the amount of 2,192 million yen. The ending liability balance amounted to 1,882 million yen and 760 million yen for the years ended March 31, 2011 and 2010, respectively.

Eco Solutions

Eco Solutions segment restructured its operations mainly in Japan to improve cost effectiveness. Total restructuring charges amounting to 1,325 million yen included implementation of early retirement programs of 434 million yen and closure and integration of locations in the amount of 891 million yen. There was no ending liability balance for the year ended March 31, 2011. The ending liability balance amounted to 1,047 million yen for the year ended March 31, 2010.

Automotive Systems

There was no restructuring charge in Automotive Systems segment. There was no ending liability balance for the year ended March 31, 2011. The ending liability balance amounted to 232 million yen for the year ended March 31, 2010.

Industrial Devices

Industrial Devices segment restructured its operations to improve efficiency and cost effectiveness. Total restructuring charges amounting to 1,346 million yen included implementation of early retirement programs of 324 million yen and closure and integration of locations in the amount of 1,022 million yen. The ending liability balance amounted to 91 million yen and 2,247 million yen for the years ended March 31, 2011 and 2010, respectively.

Energy

Energy segment restructured its operations to improve cost effectiveness. Total restructuring charges amounting to 468 million yen included implementation of early retirement programs of 303 million yen and closure and integration of locations in the amount of 165 million yen. The ending liability balance amounted to 137 million yen and 40 million yen for the years ended March 31, 2011 and 2010, respectively.

Other

Other segment restructured its operations to improve efficiency. Total restructuring charges amounting to 46,355 million yen included early retirement programs of 13,716 million yen and closure and integration of manufacturing locations in the amount of 32,639 million yen. The ending liability balance amounted to 29,040 million yen and 879 million yen for the years ended March 31, 2011 and 2010, respectively.

In addition to various restructuring activities in this segment, SANYO decided to restructure the Semiconductor business as the result of the SANYO’s Board of Directors’ action to approve the divestiture on July 15, 2010. The divestiture became effective January 1, 2011. This restructuring activity and subsequent divestiture were the result of SANYO’s conclusion that its Semiconductor business did not align with SANYO’s strategic and growth initiatives. The restructuring activity and material cash outlays are expected to take place through fiscal 2013. The total amount expected to be incurred in connection with the activity and the actual amount incurred for the year ended March 31, 2011 amounted to 44,170 million yen. In connection with the Semiconductor business, there was no beginning liability balance with new restructuring charges incurred in the amount of 44,170 million yen and costs paid or otherwise settled of 16,110 million yen during the fiscal year. The ending liability balance amounted to 28,060 million yen.

The following description represents restructuring activities for the year ended March 31, 2010 by segment:

AVC Networks

AVC Networks segment restructured its operations to improve its cost competitiveness. Total restructuring charges amounting to 2,289 million yen included implementation of early retirement programs of 1,534 million yen and closure and integration of locations in the amount of 755 million yen. The ending liability balance amounted to 992 million yen and 3,412 million yen for the years ended March 31, 2010 and 2009, respectively.

Appliances

Appliances segment restructured its operations to accelerate concentration of its business for strengthening its management structure. Total restructuring charges amounting to 7,710 million yen included implementation of early retirement programs of 5,996 million yen and closure and integration of locations in the amount of 1,714 million yen. The ending liability balance amounted to 3,192 million yen and 107 million yen for the years ended March 31, 2010 and 2009, respectively.

Systems & Communications

Systems & Communications segment restructured its operations to improve efficiency in Japan. Total restructuring charges amounting to 13,549 million yen included implementation of early retirement programs of 11,209 million yen and closure and integration of locations in the amount of 2,340 million yen. The ending liability balance amounted to 760 million yen and 23,489 million yen for the years ended March 31, 2010 and 2009, respectively.

Eco Solutions

Eco Solutions segment restructured its operations to improve cost efficiency in Japan and overseas. Total restructuring charges amounting to 9,174 million yen included implementation of early retirement programs of 5,787 million yen and closure and integration of locations in the amount of 3,387 million yen. The ending liability balance amounted to 1,047 million yen and 1,853 million yen for the years ended March 31, 2010 and 2009, respectively.

Automotive Systems

Automotive Systems segment restructured its operations to improve cost effectiveness overseas. Total restructuring charges amounting to 233 million yen included implementation of early retirement programs of 209 million yen and closure and integration of locations in the amount of 24 million yen. The ending liability balance amounted to 232 million yen and 401 million yen for the years ended March 31, 2010 and 2009, respectively.

Industrial Devices

Industrial Devices segment restructured its operations to improve efficiency and cost effectiveness mainly in Japan. Total restructuring charges amounting to 7,777 million yen included implementation of early retirement programs of 5,511 million yen and closure and integration of locations in the amount of 2,266 million yen. The ending liability balance amounted to 2,247 million yen and 1,423 million yen for the years ended March 31, 2010 and 2009, respectively.

Energy

Energy segment restructured its operations to improve cost effectiveness. Total restructuring charges amounting to 77 million yen included implementation of early retirement programs of 37 million yen and closure and integration of locations in the amount of 40 million yen. The ending liability balance amounted to 40 million yen for the year ended March 31, 2010. There was no ending liability balance for the year ended March 31, 2009.

Other

Other segment restructured its operations to improve efficiency. Total restructuring charges amounting to 14,063 million yen included early retirement programs of 8,671 million and yen and closure and integration of locations in the amount of 5,392 million yen. The ending liability balance amounted to 879 million yen and 1,838 million yen for the years ended March 31, 2010 and 2009, respectively.

Supplementary Information to the Statements of Operations and Cash Flows	12 Months Ended
Mar. 31, 2012
Supplementary Information to the Statements of Operations and Cash Flows
(16)	Supplementary Information to the Statements of Operations and Cash Flows

Research and development costs, advertising costs, shipping and handling costs and depreciation charged to earnings for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Research and development costs	520,217	527,798	476,903
Advertising costs	137,942	156,894	150,866
Shipping and handling costs	153,345	145,315	129,114
Depreciation	259,135	284,244	251,839

Net foreign exchange gains included in other income for the years ended March 31, 2012 and 2011 are 4,658 million yen and 12,128 million yen, respectively. Net foreign exchange losses included in other deductions for the year ended March 31, 2010 are 3,486 million yen.

Shipping and handling costs are included in selling, general and administrative expenses in the consolidated statements of operations.

In fiscal 2012, 2011 and 2010, the Company sold, without recourse, trade receivables of 505,018 million yen, 554,243 million yen and 443,673 million yen to independent third parties for proceeds of 504,098 million yen, 553,130 million yen and 442,779 million yen, and recorded losses on the sale of trade receivables of 920 million yen, 1,113 million yen and 894 million yen, respectively. In fiscal 2012, 2011 and 2010, the Company sold, with recourse, trade receivables of 401,693 million yen, 402,359 million yen and 355,512 million yen to independent third parties for proceeds of 401,158 million yen, 401,979 million yen and 355,113 million yen, and recorded losses on the sale of trade receivables of 535 million yen, 380 million yen and 399 million yen, respectively. Those losses are mainly included in selling, general and administrative expenses. The Company is responsible for servicing most of the receivables. The amounts of trade receivables sold to independent third parties which have not been collected at March 31, 2012 and 2011 are 129,946 million yen and 153,550 million yen, respectively. Those receivables had been derecognized at March 31, 2012 and 2011. Included in trade notes receivable and trade accounts receivable at March 31, 2012 are amounts of 34,293 million yen without recourse and 33,200 million yen with recourse scheduled to be sold to independent third parties. The sale of trade receivables was accounted for under the provision of ASC 860, “Transfers and Servicing,” which provides accounting and reporting standards for transfer and servicing of financial assets and extinguishments of liabilities.

Net gain from insurance recovery related to the Great East Japan Earthquake included in other income for the year ended March 31, 2012 amounted to 5,706 million yen, which was net of loss of 9,721 million yen incurred due to the earthquake. Net loss related to the Great East Japan Earthquake included in other deductions for the year ended March 31, 2011 amounted to 9,160 million yen, which was net of insurance recovery from loss related to the earthquake of 15,430 million yen.

Net loss related to the flooding in Thailand included in other deductions for the year ended March 31, 2012 amounted to 2,513 million yen, which was net of insurance recovery from loss related to the flooding of 7,987 million yen.

Interest and income taxes paid, and noncash investing and financing activities for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Cash paid:
Interest	28,636	28,308	26,301
Income taxes	76,679	75,872	51,441
Noncash investing and financing activities:
Capital leases	6,668	5,777	37,505
Treasury stock transferred under share exchange	424,010	—	—

Derivatives and Hedging Activities	12 Months Ended
Mar. 31, 2012
Derivatives and Hedging Activities
(17)	Derivatives and Hedging Activities

The Company operates internationally, giving rise to significant exposure to market risks arising from changes in foreign exchange rates, interest rates and commodity prices. The Company assesses these risks by continually monitoring changes in these exposures and by evaluating hedging opportunities. Derivative financial instruments utilized by the Company to hedge these risks are comprised principally of foreign exchange contracts, interest rate swaps, cross currency swaps and commodity derivatives. The Company does not hold or issue derivative financial instruments for trading purpose.

Amounts included in accumulated other comprehensive income (loss) at March 31, 2012 are expected to be recognized in earnings principally over the next twelve months. The maximum term over which the Company is hedging exposures to the variability of cash flows for foreign currency exchange risk is approximately five months.

The Company is exposed to credit risk in the event of non-performance by counterparties to the derivative contracts, but such risk is considered mitigated by the high credit rating of the counterparties.

The contract amounts of foreign exchange contracts, cross currency swaps, interest rate swaps and commodity futures at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012	2011
Forward:
To sell foreign currencies	339,271	397,580
To buy foreign currencies	376,075	225,444
Cross currency swaps	123,586	47,668
Interest rate swaps	—	31,170
Commodity futures:
To sell commodity	156,458	128,411
To buy commodity	170,101	160,483

The fair values of derivative instruments at March 31, 2012 are as follows:

	Yen (millions)
	Asset derivatives		Liability derivatives
	Consolidated balance sheet location	Fair value	Consolidated balance sheet location	Fair value
Derivatives designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	56	Other current liabilities	(10,209)
Commodity futures	Other current assets	1,599	Other current liabilities	(231)

Total derivatives designated as hedging instruments under ASC 815		1,655		(10,440)

Derivatives not designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	6,774	Other current liabilities	(1,524)
Cross currency swaps	Other current assets	304	—	—
Commodity futures	Other current assets	979	Other current liabilities	(979)

Total derivatives not designated as hedging instruments under ASC 815		8,057		(2,503)

Total derivatives		9,712		(12,943)

The fair values of derivative instruments at March 31, 2011 are as follows:

	Yen (millions)
	Asset derivatives		Liability derivatives
	Consolidated balance sheet location	Fair value	Consolidated balance sheet location	Fair value
Derivatives designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	252	Other current liabilities	(4,584)
Commodity futures	Other current assets	15,658	Other current liabilities	(601)

Total derivatives designated as hedging instruments under ASC 815		15,910		(5,185)

Derivatives not designated as hedging instruments under ASC 815:
Foreign exchange contracts	Other current assets	1,619	Other current liabilities	(3,238)
Cross currency swaps	—	—	Other current liabilities	(462)
Interest rate swaps	Other current assets	0	—	—
Commodity futures	Other current assets	4,732	Other current liabilities	(4,732)

Total derivatives not designated as hedging instruments under ASC 815		6,351		(8,432)

Total derivatives		22,261		(13,617)

The effect of derivative instruments on the consolidated statement of operations for the year ended March 31, 2012 is as follows:

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	(4,787)

Total		(4,787)

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	6,510

Total		6,510

Fair value hedges resulted in gains of 1,723 million yen of ineffectiveness.

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	4,571	Other income (deductions)	8,070
Commodity futures	(5,154)	Cost of sales	1,486

Total	(583)		9,556

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	(94)
Commodity futures	—	—

Total		(94)

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	16,234
Cross currency swaps	Other income (deductions)	766
Interest rate swaps	Other income (deductions)	0
Commodity futures	Other income (deductions)	0

Total		17,000

The effect of derivative instruments on the consolidated statement of operations for the year ended March 31, 2011 is as follows:

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	(1,724)

Total		(1,724)

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	3,181

Total		3,181

Fair value hedges resulted in gains of 1,457 million yen of ineffectiveness.

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	7,662	Other income (deductions)	11,501
Commodity futures	8,463	Cost of sales	1,446

Total	16,125		12,947

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	539
Commodity futures	—	—

Total		539

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	7,707
Cross currency swaps	Other income (deductions)	(179)
Interest rate swaps	Other income (deductions)	(23)
Commodity futures	Other income (deductions)	0

Total		7,505

The effect of derivative instruments on the consolidated statement of operations for the year ended March 31, 2010 is as follows:

Yen (millions)
Hedging instruments in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Commodity futures	Other income (deductions)	41,003

Total		41,003

Yen (millions)
Related hedged items in ASC 815 fair value hedging relationships	Location of gain or (loss) recognized in operations	Amount of gain or (loss) recognized in operations
Trade accounts receivable (payable)	Other income (deductions)	(39,024)

Total		(39,024)

Fair value hedges resulted in gains of 1,979 million yen of ineffectiveness.

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Amount of gain or (loss) recognized in OCI on derivative (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)
Foreign exchange contracts	(613)	Other income (deductions)	(4,599)
Cross currency swaps	(291)	Other income (deductions)	(16)
Commodity futures	3,611	Cost of sales	(42)

Total	2,707		(4,657)

Yen (millions)
Derivatives in ASC 815 cash flow hedging relationships	Location of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in operations on derivative (ineffective portion and amount excluded from effectiveness testing)
Foreign exchange contracts	Other income (deductions)	1,228
Cross currency swaps	—	—
Commodity futures	—	—

Total		1,228

Yen (millions)
Derivatives not designated as hedging instruments under ASC 815	Location of gain or (loss) recognized in operations on derivative	Amount of gain or (loss) recognized in operations on derivative
Foreign exchange contracts	Other income (deductions)	2,950
Cross currency swaps	Other income (deductions)	(1,543)
Interest rate swaps	Other income (deductions)	(3)
Commodity futures	Other income (deductions)	0

Total		1,404

Fair Value	12 Months Ended
Mar. 31, 2012
Fair Value
(18)	Fair Value

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and cash equivalents, Time deposits, Trade receivables, Short-term debt, Trade payables and Accrued expenses

The carrying amount approximates fair value because of the short maturity of these instruments.

Short-term investments

The carrying amount is equal to the fair value which is estimated based on quoted market prices.

Investments and advances

The fair value of investments and advances is estimated based on quoted market prices or the present value of future cash flows using appropriate current discount rates. The Company classified advances in Level 2. The three levels of the fair value hierarchy are described below in this Note.

Long-term debt, including current portion

The fair value of long-term debt is estimated based on quoted market prices or the present value of future cash flows using appropriate current discount rates. The Company classified long-term debt in Level 2. The three levels of the fair value hierarchy are described below in this Note.

Derivative financial instruments

The fair value of derivative financial instruments, all of which are used for hedging purposes, is estimated based on unadjusted market prices or quotes obtained from brokers, which are periodically validated by pricing models using observable inactive market inputs.

The estimated fair values of financial instruments, all of which are held or issued for purposes other than trading, at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012		2011
	Carrying amount	Fair value	Carrying amount	Fair value
Non-derivatives:
Assets:
Short-term investments	483	483	—	—
Other investments and advances	310,529	310,526	409,938	410,023
Liabilities:
Long-term debt, including current portion	(1,157,393)	(1,175,868)	(1,535,858)	(1,548,251)
Derivatives:
Other current assets:
Forward:
To sell foreign currencies	452	452	1,420	1,420
To buy foreign currencies	6,378	6,378	451	451
Cross currency swaps	304	304	—	—
Interest rate swaps	—	—	0	0
Commodity futures:
To sell commodity	19	19	—	—
To buy commodity	2,559	2,559	20,390	20,390
Other current liabilities:
Forward:
To sell foreign currencies	(9,837)	(9,837)	(4,536)	(4,536)
To buy foreign currencies	(1,896)	(1,896)	(3,286)	(3,286)
Cross currency swaps	—	—	(462)	(462)
Commodity futures:
To sell commodity	(1,000)	(1,000)	(5,333)	(5,333)
To buy commodity	(210)	(210)	—	—

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The provisions of ASC 820 define fair value and establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets.
Level 2 —	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 —	Unobservable inputs for the asset or liability.

The following table represents assets and liabilities that are measured at fair value on a recurring basis at March 31, 2012 and 2011:

	Yen (millions)
	2012
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	225,433	—	—	225,433
Corporate and government bonds	—	1,711	—	1,711
Other debt securities	—	593	—	593

Total available-for-sale securities	225,433	2,304	—	227,737

Derivatives:
Foreign exchange contracts	—	6,830	—	6,830
Cross currency swaps	—	304	—	304
Commodity futures	2,056	522	—	2,578

Total derivatives	2,056	7,656	—	9,712

Total	227,489	9,960	—	237,449

Liabilities:
Derivatives:
Foreign exchange contracts	—	(11,733)	—	(11,733)
Commodity futures	(753)	(457)	—	(1,210)

Total derivatives	(753)	(12,190)	—	(12,943)

Total	(753)	(12,190)	—	(12,943)

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	313,813	—	—	313,813
Corporate and government bonds	—	2,201	—	2,201
Other debt securities	—	546	—	546

Total available-for-sale securities	313,813	2,747	—	316,560

Derivatives:
Foreign exchange contracts	—	1,871	—	1,871
Interest rate swaps	—	0	—	0
Commodity futures	18,564	1,826	—	20,390

Total derivatives	18,564	3,697	—	22,261

Total	332,377	6,444	—	338,821

Liabilities:
Derivatives:
Foreign exchange contracts	—	(7,822)	—	(7,822)
Cross currency swaps	—	(462)	—	(462)
Commodity futures	(2,427)	(2,906)	—	(5,333)

Total derivatives	(2,427)	(11,190)	—	(13,617)

Total	(2,427)	(11,190)	—	(13,617)

The Company’s existing marketable equity securities and commodity futures are included in Level 1, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Level 2 available-for-sale securities include all debt securities, which are valued using inputs other than quoted prices that are observable. Level 2 derivatives including foreign exchange contracts and commodity futures are valued using quotes obtained from brokers, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and market prices for commodity futures.

The following table presents assets and liabilities that are measured at fair value on a nonrecurring basis for the years ended March 31, 2012 and 2011:

	Yen (millions)
	2012
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(8,831)	29,349	—	—	29,349
Long-lived assets	(399,259)	—	—	227,311	227,311
Goodwill	(163,902)	—	—	87,379	87,379
Liabilities:
Other accrued expenses	(48,000)	—	—	(48,000)	(48,000)

	Yen (millions)
	2011
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(8,318)	23,196	—	2,933	26,129
Long-lived assets	(34,692)	—	—	31,114	31,114

During the year ended March 31, 2012, the Company classified most of assets and liabilities described above in Level 3 as the Company used unobservable inputs to value these assets and liabilities when recognizing impairment losses related to the assets and accrued expenses related to the liabilities. The fair value for the major assets and liabilities was measured through repurchase cost method, excess earnings method, relief-from-royalty method, discounted cash flow method, guideline public company method, and guideline merged and acquired company method. The Company classified certain investments in Level 1 as the Company used an unadjusted quoted market price in active markets as input to value the investment.

During the year ended March 31, 2011, the Company classified most of assets described above in Level 3 as the Company used unobservable inputs to value these assets when recognizing impairment losses related to the assets. The fair value for the major assets was measured through estimated future cash flows. The Company classified certain investments in Level 1 as the Company used an unadjusted quoted market price in active markets as input to value the investment.

The following table presents assets and liabilities that are measured at fair value on a nonrecurring basis in Level 3 for the three months ended March 31, 2012:

Yen (millions)
For the three months ended March 31, 2012
	Fair value at March 31, 2012	Valuation technique	Unobservable inputs	Range
Assets:
Long-lived assets	212,821	Repurchase cost method	Residual value ratio	12.2%-43.9%
		Excess earnings method	Discount rate	8.0%-15.0%
		Relief-from-royalty method	Discount rate	8.0%-15.0%

Goodwill	76,911	Discounted cash flow method	Weighted average cost of capital	5.4%-7.9%
		Guideline public company method	EBITDA multiple	4.4-8.3
		Guideline merged and acquired company method	EBITDA multiple	9.0-10.0

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2012
Commitments and Contingent Liabilities
(19)	Commitments and Contingent Liabilities

The Company provides guarantees to third parties mainly on bank loans provided to associated companies and customers. The guarantees are made to enhance their credit. For each guarantee provided, the Company is required to perform under the guarantee if the guaranteed party defaults on a payment. Also, as discussed in Note 16, the Company sold certain trade receivables to independent third parties, some of which are with recourse. If the collectibility of those receivables with recourse becomes doubtful, the Company is obligated to assume the liabilities. At March 31, 2012, the maximum amount of undiscounted payments the Company would have to make in the event of default was 31,008 million yen. The carrying amount of the liabilities recognized for the Company’s obligations as a guarantor under those guarantees at March 31, 2012 was immaterial.

As discussed in Note 6, in connection with the sale and leaseback of certain machinery and equipment, the Company guarantees a specific value of the leased assets. For each guarantee provided, the Company is required to perform under the guarantee if certain conditions are met during or at the end of the lease term. At March 31, 2012, the maximum amount of undiscounted payments the Company would have to make in the event that these conditions were met was 8,960 million yen. The carrying amount of the liabilities recognized for the Company’s obligations as a guarantor under those guarantees at March 31, 2012 was 3,083 million yen.

The Company issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period or term. The change in accrued warranty costs for the years ended March 31, 2012 and 2011 are summarized as follows:

	Yen (millions)
	2012	2011
Balance at beginning of year	55,304	51,306
Liabilities accrued for warranties issued during the period	41,094	47,644
Warranty claims paid during the period	(34,013)	(35,885)
Changes in liabilities for pre-existing warranties during the period, including expirations	(4,246)	(7,761)

Balance at end of year	58,139	55,304

At March 31, 2012, commitments outstanding for the purchase of property, plant and equipment approximated 22,461 million yen. Certain subsidiaries are under contracts to purchase specific raw materials until 2020. At March 31, 2012, commitments outstanding for this contract approximated 74,754 million yen.

Liabilities for environmental remediation costs are recorded when it is probable that obligations have been incurred and the amounts can be reasonably estimated. In January 2003, the Company announced that disposed electric equipment that contained polychlorinated biphenyls (PCB equipment) might be buried in the ground of its four manufacturing facilities and one former manufacturing facility. The applicable laws require that PCB equipment be appropriately maintained and disposed of by July 2016. At March 31, 2012, the Company has accrued estimated total cost of 5,167 million yen for necessary actions such as investigating whether the PCB equipment is buried at the facilities, including excavations, maintaining and disposing the PCB equipment that is already discovered, and soil remediation, since it represents management’s best estimate or minimum of the cost, but the payments are not considered to be fixed and reliably determinable.

The Company and certain subsidiaries are under the term of leasehold interest contracts for land of domestic factories and have obligations for restitution on their leaving. The asset retirement obligations cannot be reasonably estimated because the durations of use of the leased land are not specified and there are no plans to undertake relocation in the future. Therefore the Company did not recognize asset retirement obligations.

The Company and certain of its subsidiaries are subject to a number of legal proceedings including civil litigations related to tax, products or intellectual properties, or governmental investigations.

Since November 2007, the Company and MT Picture Display Co., Ltd. (MTPD), a subsidiary of the Company, are subject to investigations by government authorities, including the Japan Fair Trade Commission, the U.S. Department of Justice and the European Commission, in respect of alleged antitrust violations relating to cathode ray tubes (CRTs). Subsequent to these actions by the authorities, a number of class action lawsuits have been filed in the U.S. and Canada against the Company and certain of its subsidiaries. In October 2009, the Japan Fair Trade Commission issued a cease and desist order against MTPD and assessed a fine against its three subsidiaries in South East Asia, but each named company filed for a hearing to challenge the orders which is currently subject to proceedings. Since February 2009, the Company is subject to investigations by government authorities, including the U.S. Department of Justice and the European Commission, in respect to alleged antitrust violations relating to compressors for refrigerator use. Subsequent to these actions by the authorities, a number of class action lawsuits have been filed in the U.S. and Canada against the Company and certain of its subsidiaries. The Company has paid a fine to the U.S. Department of Justice and the Competition Bureau Canada for the year ended March 31, 2011 to resolve alleged antitrust violations relating to compressors for refrigerator use. In December 2011, the Company received notification of a European Commission Decision and paid a fine on refrigerator compressors for the year ended March 31, 2012. The Company has been cooperating with various governmental investigations. Depending upon the outcome of these different proceedings, the Company and certain of its subsidiaries may be subject to an uncertain amount of fines, and accordingly the Company has accrued for certain probable and reasonable estimated amounts for the fines. The ability to predict the outcome of these actions and proceedings is difficult to assess given that certain of the investigations and legal proceedings are still at an early stage, present novel legal theories, involve a large number of parties or taking place in jurisdictions outside of Japan where the laws are complex or unclear. Accordingly, the Company is unable to estimate the losses or range of losses for the actions and proceedings where there is only a reasonable possibility that a loss exceeding amounts already recognized may have been incurred.

Other than those above, there are a number of legal actions against the Company and certain subsidiaries. Management is of the opinion that unfavorable outcome, if any, resulting from these actions will not have a material effect on the Company’s consolidated financial statements.

Segment Information	12 Months Ended
Mar. 31, 2012
Segment Information
(20)	Segment Information

In accordance with the provisions of ASC 280, the segments reported below are the components of the Company for which separate financial information is available that is evaluated regularly by the chief operating decision maker of the Company in deciding how to allocate resources and in assessing performance.

The Company restructured its Group organization on January 1, 2012 resulting in the number of reportable segments from six to eight. “AVC Networks” provides imaging equipment such as flat-panel TVs, AVC network equipment including Blue-ray Disc recorders, digital cameras and notebook PCs as well as projectors, airplane AV systems and other business-use AV equipment. “Appliances” delivers products and services that meet customer needs in the homemaking, cooking, beauty and grooming and health, cooling and heating, hot water supply, and cold chain equipment fields. “Systems & Communications” is comprised of the system network and mobile communications businesses. “Eco Solutions” is comprised of four business groups, which are the lighting business, the energy systems business, the housing systems business, and the environmental systems business. “Automotive Systems” operates in wide-ranging fields such as car-use-multimedia-related equipment, eco-car-related equipment and electrical components. “Industrial Devices” covers a wide range of products such as electronic components, electronic materials, semiconductors, and optical devices. “Energy” develops a broad energy-based business including solar photovoltaic systems and lithium-ion batteries where use is also expanding from consumer to storage, in-car, and other fields. “Other” provides a variety of healthcare-related products and services, manufacturing systems for electronic component mounting, ‘eco ideas’ homes through each of its detached housing, asset and property management, and home remodeling businesses.

Segment information for fiscal 2011 and fiscal 2010 has been reclassified to conform to the presentation for fiscal 2012.

Information by segment for each of the three years ended March 31, 2012 is shown in the tables below:

By Segment:

	Yen (millions)
	2012	2011	2010
Sales:
AVC Networks:
Customers	1,451,410	1,812,495	1,874,278
Intersegment	262,065	344,264	310,578

Total	1,713,475	2,156,759	2,184,856
Appliances:
Customers	1,133,104	1,074,046	941,176
Intersegment	401,079	408,834	333,119

Total	1,534,183	1,482,880	1,274,295
System & Communications:
Customers	637,931	717,541	772,201
Intersegment	202,929	220,606	231,783

Total	840,860	938,147	1,003,984
Eco Solutions:
Customers	1,256,633	1,253,165	1,059,616
Intersegment	269,180	273,377	251,488

Total	1,525,813	1,526,542	1,311,104
Automotive Systems:
Customers	624,878	573,170	550,178
Intersegment	28,369	38,462	23,902

Total	653,247	611,632	574,080
Industrial Devices:
Customers	1,152,872	1,354,817	1,216,981
Intersegment	251,698	316,138	312,564

Total	1,404,570	1,670,955	1,529,545
Energy:
Customers	319,877	315,495	104,447
Intersegment	295,008	321,520	236,469

Total	614,885	637,015	340,916
Other:
Customers	1,269,511	1,591,943	899,103
Intersegment	611,350	712,827	649,494

Total	1,880,861	2,304,770	1,548,597
Eliminations	(2,321,678)	(2,636,028)	(2,349,397)

Consolidated total	7,846,216	8,692,672	7,417,980

	Yen (millions)
	2012	2011	2010
Profit (loss):
AVC Networks	(67,853)	27,342	14,572
Appliances	81,470	84,032	56,363
Systems & Communications	17,341	47,558	37,860
Eco Solutions	58,859	57,905	30,348
Automotive Systems	4,941	22,678	22,307
Industrial Devices	(16,599)	69,940	55,400
Energy	(20,880)	(15,232)	711
Other	23,576	60,850	22,381
Corporate and eliminations	(37,130)	(49,819)	(49,489)

Total segment profit	43,725	305,254	190,453

Interest income	13,388	11,593	12,348
Dividends received	6,129	6,323	6,746
Other income	44,124	59,050	47,896
Interest expense	(28,404)	(27,524)	(25,718)
Impairment losses of long-lived assets	(399,259)	(34,692)	(79,259)
Goodwill impairment	(163,902)	—	(3,745)
Other deductions	(328,645)	(141,197)	(178,036)

Consolidated income (loss) before income taxes	(812,844)	178,807	(29,315)

	Yen (millions)
	2012	2011	2010
Identifiable assets:
AVC Networks	848,999	1,208,534	1,228,951
Appliances	716,387	745,116	767,730
Systems & Communications	516,300	503,390	534,504
Eco Solutions	893,430	922,079	940,574
Automotive Systems	287,390	235,177	259,610
Industrial Devices	1,035,572	1,142,202	1,212,212
Energy	908,644	1,140,545	1,210,992
Other	776,412	1,009,532	1,075,235
Corporate and eliminations	617,921	916,295	1,128,249

Consolidated total	6,601,055	7,822,870	8,358,057

Depreciation and amortization:
AVC Networks	58,123	68,480	63,033
Appliances	33,021	34,083	29,038
Systems & Communications	11,052	12,869	13,760
Eco Solutions	34,822	34,493	42,075
Automotive Systems	7,528	7,463	6,295
Industrial Devices	74,961	78,597	69,907
Energy	68,355	76,069	30,885
Other	34,958	39,560	23,985
Corporate and eliminations	14,770	15,392	19,036

Consolidated total	337,590	367,006	298,014

Capital investment:
AVC Networks	53,223	138,476	239,494
Appliances	44,754	34,008	24,663
Systems & Communications	11,886	17,222	10,181
Eco Solutions	32,476	32,270	37,424
Automotive Systems	6,216	4,849	3,568
Industrial Devices	74,714	81,655	47,820
Energy	55,370	81,250	66,195
Other	28,804	37,051	22,922
Corporate and eliminations	23,359	25,404	12,052

Consolidated total	330,802	452,185	464,319

Corporate expenses include certain corporate R&D expenditures and general corporate expenses.

Corporate assets consist of cash and cash equivalents, time deposits, marketable securities in short-term investments, investments and advances and other assets related to unallocated expenses.

Depreciation and amortization include amortization of intangibles, but exclude amortization of deferred bond issuance expenses.

Capital investment consists of purchases of property, plant and equipment, and intangibles on an accrual basis.

Intangibles mainly represent patents and know-how, and software.

By Geographical Area:

Sales attributed to countries based upon the customer’s location and property, plant and equipment are as follows for each of the three years ended March 31, 2012:

	Yen (millions)
	2012	2011	2010
Sales:
Japan	4,162,025	4,514,246	3,994,379
North and South America	966,527	1,070,833	917,898
Europe	743,547	857,192	771,251
Asia and Others	1,974,117	2,250,401	1,734,452

Consolidated total	7,846,216	8,692,672	7,417,980

United States included in North and South America	804,012	904,968	781,264
China included in Asia and Others	1,043,036	1,178,010	903,531

Property, plant and equipment:
Japan	1,339,115	1,509,705	1,571,914
North and South America	36,739	36,738	42,215
Europe	39,607	45,714	48,444
Asia and Others	318,822	291,152	293,448

Consolidated total	1,734,283	1,883,309	1,956,021

There are no individually material countries which should be separately disclosed in North and South America, Europe, and Asia and Others, except for the United States and China on sales.

Transfers between segments are made at arms-length prices. There is no material concentration of sales to a single external major customer for each of the three years ended March 31, 2012.

Equity Transactions with Noncontrolling Interests	12 Months Ended
Mar. 31, 2012
Equity Transactions with Noncontrolling Interests
(21)	Equity Transactions with Noncontrolling Interests

Net income (loss) attributable to Panasonic Corporation and transfers (to) from the noncontrolling interests for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Net income (loss) attributable to Panasonic Corporation	(772,172)	74,017	(103,465)
Transfers (to) from the noncontrolling interests:
Increase (decrease) in capital surplus for purchase of additional shares in consolidated subsidiaries primarily for the purpose of conversion into wholly-owned subsidiaries	19,101	(109,326)	(8,240)

Total	19,101	(109,326)	(8,240)

Change from net income (loss) attributable to Panasonic Corporation and transfers (to) from the noncontrolling interests	(753,071)	(35,309)	(111,705)

The Company conducted tender offers in October 2010 to purchase additional common shares of PEW and SANYO. As a result, the equity ownership of the Company in PEW and SANYO became approximately 84% and 81%, respectively. On April 1, 2011, PEW and SANYO became wholly-owned subsidiaries through share exchanges. The difference between cash consideration paid or the fair value of the shares of the Company delivered to the noncontrolling interests and the decrease in the carrying amount of the noncontrolling interests was recognized as an adjustment to capital surplus.

In June 2010, the Company purchased the noncontrolling interests of IPS Alpha Technology, Ltd., whose name was subsequently changed to Panasonic Liquid Display Co. Ltd.

Valuation And Qualifying Accounts And Reserves	12 Months Ended
Mar. 31, 2012
Valuation And Qualifying Accounts And Reserves

Schedule II

PANASONIC CORPORATION

AND SUBSIDIARIES

Valuation and Qualifying Accounts and Reserves

(In millions of yen)

Years ended March 31, 2012, 2011 and 2010

		Add	Deduct		Add (deduct)
	Balance at beginning of period	Charged to income	Bad debts written off	Reversal	Cumulative translation adjustments	Balance at end of period
Allowance for doubtful receivables:
2012	21,860	12,162	1,648	4,696	(1,074)	26,604
2011	24,158	4,392	1,835	3,919	(936)	21,860
2010	21,131	10,862	4,234	3,623	22	24,158

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2012
Description of Business
(a)	Description of Business

Panasonic Corporation (hereinafter, the “Company,” including consolidated subsidiaries, unless the context otherwise requires) is one of the world’s leading producers of electronic and electric products. The Company currently offers a comprehensive range of products, systems and components for consumer, business and industrial use based on sophisticated electronics and precision technology, expanding to building materials and equipment, and housing business.

Sales by segment in fiscal 2012 were as follows: AVC Networks—17%, Appliances—15%, Systems & Communications—8%, Eco Solutions—15%, Automotive Systems—7%, Industrial Devices—14%, Energy—6% and Other—18%. A sales breakdown in fiscal 2012 by geographical market was as follows: Japan—53%, North and South America—12%, Europe—10%, and Asia and Others—25%.

The Company is not dependent on a single supplier, and has no significant difficulty in obtaining raw materials from suppliers.

Basis of Presentation of Consolidated Financial Statements
(b)	Basis of Presentation of Consolidated Financial Statements

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner that reflects adjustments which are necessary to conform with U.S. generally accepted accounting principles.

Principles of Consolidation
(c)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned, controlled subsidiaries. The Company also consolidates entities in which controlling interest exists through variable interests in accordance with the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 810, “Consolidation.” Investments in companies and joint ventures over which the Company has the ability to exercise significant influence (generally through a voting interest of between 20% to 50%) are included in “Investments and advances—Associated companies” in the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition
(d)	Revenue Recognition

The Company generates revenue principally through the sale of consumer and industrial products, equipment, and supplies. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable, and collectibility is reasonably assured.

Revenue from sales of products is generally recognized when the products are received by customers. Revenue from sales of certain products with customer acceptance provisions related to their functionality is recognized when the product is received by the customer and the specific criteria of the product functionality are successfully tested and demonstrated.

The Company enters into arrangements with multiple elements, which may include any combination of products or equipment, installation and maintenance. The Company allocates revenue to each element based on its relative selling price if such element meets the criteria for treatment as a separate unit of accounting as prescribed in the provisions of ASC 605, “Revenue Recognition.” Revenue from sales of products or equipment is generally recognized upon completion of installation or upon acceptance by customers if installation is not required. Maintenance revenue is recognized on a straight-line basis over the term of the maintenance agreement.

The Company’s policy is to accept product returns only in the case that the products are defective. The Company issues contractual product warranties under which it guarantees the performance of products delivered and services rendered for a certain period of time. A liability for the estimated product warranty related cost is established at the time revenue is recognized, and is included in “Other accrued expenses.” Estimates for accrued warranty cost are primarily based on historical experience and current information on repair cost.

Historically, the Company has made certain allowances related to sales to its consumer business distributors. Such allowances are generally provided to compensate the distributors for price adjustments due to a decline in the product’s value, and are classified as a reduction of revenue on the consolidated statements of operations. Estimated price adjustments are accrued when the related sales are recognized. The estimate is made based primarily on the historical experience and specific arrangements made with the distributors.

The Company also occasionally offers incentive programs to its distributors in the form of rebates. These rebates are accrued at the latter of the date at which the related revenue is recognized or the date at which the incentive is offered, and are recorded as reductions of sales in accordance with the provisions of ASC 605.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of operations.

Leases (See Note 6)
(e)	Leases (See Note 6)

The Company accounts for leases in accordance with the provisions of ASC 840, “Leases.” Leases of assets under certain conditions are recorded as capital leases in property, plant and equipment in the consolidated balance sheets.

Inventories (See Note 3)
(f)	Inventories (See Note 3)

Finished goods and work in process are stated at the lower of cost (average) or market. Raw materials are stated at cost, principally on a first-in, first-out basis or average basis, not in excess of current replacement cost.

Foreign Currency Translation (See Note 13)
(g)	Foreign Currency Translation (See Note 13)

Foreign currency financial statements are translated in accordance with the provisions of ASC 830, “Foreign Currency Matters,” under which all assets and liabilities are translated into yen at year-end rates and income and expense accounts are translated at weighted-average rates. Adjustments resulting from the translation of financial statements are reflected under the caption, “Accumulated other comprehensive income (loss),” a separate component of equity.

Property, Plant and Equipment
(h)	Property, Plant and Equipment

Property, plant and equipment is stated at cost. Depreciation is computed primarily using the straight-line method based on the following estimated useful lives:

Buildings	5 to 50 years
Machinery and equipment	2 to 10 years

Effective April 1, 2009, the Company and certain of its domestic subsidiaries changed their depreciation method from the declining-balance method to the straight-line method. The Company believes that the straight-line method better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated and provides a better matching of costs and revenues over the assets’ estimated useful lives. Under the provisions of ASC 250, “Accounting Changes and Error Corrections,” a change in depreciation method is treated on a prospective basis as a change in estimate and prior period results have not been restated. The change in depreciation method caused a decrease in depreciation expense by 11,031 million yen for the year ended March 31, 2010. Net loss attributable to Panasonic Corporation and basic net loss per share attributable to Panasonic Corporation common shareholders decreased by 6,861 million yen and 3.31 yen, respectively, for the year ended March 31, 2010. Impact on diluted net income (loss) per share attributable to Panasonic Corporation common shareholders for the year ended March 31, 2010 has been omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.

Goodwill and Other Intangible Assets (See Notes 7 and 8)
(i)	Goodwill and Other Intangible Assets (See Notes 7 and 8)

Goodwill represents the excess of costs over the fair value of net assets of businesses acquired. The Company adopted the provisions of ASC 350, “Intangibles—Goodwill and Other.” Goodwill and intangible assets determined to have an indefinite useful life are not amortized, and are instead reviewed for impairment at least annually based on assessment of current estimated fair value. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform the second step of the impairment test (measurement). If the fair value of the reporting unit exceeds its carrying amount, the second step does not need to be performed. Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation in business combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a guideline merged and acquired company method, guideline public company method, and a discounted cash flow analysis. The provisions of ASC 350 also requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment based on an assessment of the undiscounted cash flows expected by the asset, whenever impairment indications are presented. An impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Until the third quarter of fiscal 2012, the Company had designated July 1 as the annual impairment measurement date for some reporting units that were associated with SANYO Electric Co. Ltd. (SANYO) and January 1 as the annual impairment measurement date for the other reporting units. In the fourth quarter of fiscal 2012, the Company restructured its group organization under which goodwill associated with SANYO was reallocated to new reporting units in accordance with the provision of ASC350. As a result of the reallocation, the Company designated January 1 as the annual impairment measurement date for all reporting units. The Company believes that this unification of the annual impairment measurement date is preferable under the circumstances given the fact that the reporting units that were associated with SANYO have been reallocated to other reporting units. The change in the measurement date had no impact on the Company’s prior period financial statements.

Investments and Advances (See Notes 4, 5 and 13)
(j)	Investments and Advances (See Notes 4, 5 and 13)

Investments and advances primarily consist of investments in and advances to associated companies, cost method investments, available-for-sale securities, and long-term deposits. Cost method investments and long-term deposits are recorded at historical cost.

The equity method is used to account for investments in associated companies in which the Company exerts significant influence over operating and financial policies, generally having a 20% to 50% voting interest, and corporate joint ventures. The Company also uses the equity method for certain investees if the minority shareholders have substantive participating rights. Under the equity method of accounting, investments are stated at their underlying net equity value after elimination of intercompany profits. The cost method is used when the Company does not have significant influence.

The excess of cost of the stock of the associated companies over the Company’s share of their net assets at the acquisition date, included in the equity investment balance, is recognized as equity method goodwill. Such equity method goodwill is not amortized and is instead tested for impairment as part of the equity method investment.

The Company accounts for debt and marketable equity securities in accordance with the provisions of ASC 320, “Investments—Debt and Equity Securities.”

The provisions of ASC 320 require that certain investments in debt and marketable equity securities be classified as held-to-maturity, trading, or available-for-sale securities. The Company classifies its existing marketable equity securities other than investments in associated companies and all debt securities as available-for-sale. Available-for-sale securities are carried at fair value with unrealized holding gains or losses included as a component of accumulated other comprehensive income (loss), net of applicable taxes.

Realized gains and losses are determined on the average cost method and reflected in earnings.

On a continuous basis, but no less frequently than at the end of each quarter, the Company evaluates the carrying amount of each of the investments in associated companies, cost method investments and available-for-sale securities for possible other-than-temporary impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the period of time the fair value has been below the carrying amount or cost basis of investment, financial condition and prospects of each investee, and other relevant factors.

Investments in associated companies, cost method investments and available-for-sale securities are reduced to fair value by a charge to earnings when impairment is considered to be other than temporary. Impairment is measured based on the amount by which the carrying amount or cost basis of the investment exceeds its fair value. Fair value is determined based on quoted market prices, discounted cash flows or other valuation techniques as appropriate.

Allowance for Doubtful Receivables
(k)	Allowance for Doubtful Receivables

An allowance for doubtful trade receivables and advances is provided at an amount calculated based on historical experience, while specific allowances for doubtful trade receivables and advances are provided for the estimated amounts considered to be uncollectible after reviewing individual collectibility.

Income Taxes (See Note 11)
(l)	Income Taxes (See Note 11)

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company accounts for uncertainty in tax positions in accordance with the provisions of ASC 740, “Income Taxes.” The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits in “Provision for income taxes—Current” in the consolidated statements of operations.

Advertising (See Note 16)
(m)	Advertising (See Note 16)
Advertising costs are expensed as incurred.
Net Income (loss) per Share (See Note 14)
(n)	Net Income (loss) per Share (See Note 14)

The Company accounts for net income (loss) per share in accordance with the provisions of ASC 260, “Earnings Per Share.” This Codification Section establishes standards for computing net income (loss) per share and requires dual presentation of basic and diluted net income (loss) per share on the face of the statements of operations for all entities with complex capital structures.

Under the provisions of ASC 260, basic net income (loss) per share is computed based on the weighted-average number of common shares outstanding during each period, and diluted net income (loss) per share assumes the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

Cash Equivalents
(o)	Cash Equivalents
Cash equivalents include all highly liquid debt instruments purchased with a maturity of three months or less.
Derivative Financial Instruments (See Notes 13 and 17)
(p)	Derivative Financial Instruments (See Notes 13 and 17)

Derivative financial instruments utilized by the Company are comprised principally of foreign exchange contracts, interest rate swaps, cross currency swaps and commodity futures used to hedge currency risk and commodity price risk.

The Company accounts for derivative instruments in accordance with the provisions of ASC 815, “Derivatives and Hedging.” On the date the derivative contract is entered into, the Company ordinarily designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“fair-value” hedge), a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash-flow” hedge), or a foreign-currency fair-value or cash-flow hedge (“foreign-currency” hedge). The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. The Company also formally assesses, both at the hedge’s inception and on quarterly basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. The Company does not offset fair value of contracts in gain and loss positions.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability or unrecognized firm commitment of the hedged item that is attributable to the hedged risk, are recorded in earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash-flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. Changes in the fair value of derivatives that are highly effective as hedges and that are designated and qualify as foreign-currency hedges are recorded in either earnings or other comprehensive income (loss), depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. The ineffective portion of the change in fair value of a derivative instrument that qualifies as either a fair-value hedge or a cash-flow hedge is reported in earnings.

Impairment of Long-Lived Assets (See Note 7)
(q)	Impairment of Long-Lived Assets (See Note 7)

The Company accounts for impairment or disposition of long-lived assets in accordance with the provisions of ASC 360, “Property, Plant, and Equipment.” In accordance with the provisions of ASC 360, long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset or asset group exceeds its fair value of the asset.

Restructuring Charges (See Note 15)
(r)	Restructuring Charges (See Note 15)

The Company accounts for costs associated with exit or disposal activities in accordance with the provisions of ASC 420, “Exit or Disposal Cost Obligations.” Pursuant to the provisions of ASC 420, liabilities for restructuring costs are recognized when the liability is incurred, which may be subsequent to the date when the Company has committed to a restructuring plan.

Segment Information (See Note 20)
(s)	Segment Information (See Note 20)

The Company accounts for segment information in accordance with the provisions of ASC 280, “Segment Reporting.” Pursuant to the provisions of ASC 280, the segments are the components of the Company for which separate financial information is available that is evaluated regularly by the chief operating decision maker of the Company in deciding how to allocate resources and in assessing performance.

The Company restructured its group organization on January 1, 2012 resulting in the number of reportable segments from six to eight. Accordingly, segment information for fiscal 2011 and fiscal 2010 has been reclassified to conform to the presentation for fiscal 2012.

Fair Value Measurements (See Note 18)
(t)	Fair Value Measurements (See Note 18)

The provisions of ASC 820, “Fair Value Measurements and Disclosures” define fair value and establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets.
Level 2 —	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 —	Unobservable inputs for the asset or liability.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible.

The Company maintains policies and procedures to value assets and liabilities using the best and most relevant data available. With regards to Level 3 valuations, the Company performs a variety of procedures to assess the reasonableness of the valuations quarterly or annually. These reviews are performed by the accounting section and approved by President and Chief Financial Officer of the Company. This detailed review may include the use of a third-party valuation firm.

Use of Estimates
(u)	Use of Estimates

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions are reflected in valuation and disclosure of revenue recognition, allowance for doubtful receivables, valuation of inventories, impairment of long-lived assets, impairment of goodwill, environmental liabilities, valuation of deferred tax assets, uncertain tax positions, employee retirement and severance benefit plans, and assets acquired and liabilities assumed in business combinations.

Adoption of New Accounting Standards
(v)	Adoption of New Accounting Standards

On April 1, 2009, the Company adopted the provisions of ASC 805, “Business Combinations.” The provisions of ASC 805 requires most identifiable assets, liabilities, noncontrolling interests (previously referred to as minority interests), and goodwill acquired in a business combination to be recorded at full fair value. On April 1, 2009, the Company adopted the provisions of ASC 810, “Consolidation.” ASC 810 require noncontrolling interests to be reported as a component of equity, which changes the accounting for transactions with noncontrolling interest holders. The provisions of ASC 805 are applied to business combinations occurring after the effective date. The provisions of ASC 810 are applied prospectively to all noncontrolling interests, including any that arose before the effective date and the disclosure requirement is applied retrospectively.

New Accounting Pronouncements
(w)	New Accounting Pronouncements

In June 2011, FASB issued Accounting Standards Update (ASU) 2011-05, “Presentation of Comprehensive Income.” Under ASU 2011-05, which amends ASC 220, “Comprehensive Income,” an entity has the option to present the components of net income and other comprehensive income in either one or two consecutive financial statements. ASU 2011-05 eliminates the option to present other comprehensive income in the statements of equity. ASU 2011-05 is effective for the Company as of April 1, 2012, and should be applied retrospectively. The adoption of ASU 2011-05 is not expected to have a material effect on the Company’s consolidated financial statements. In December 2011, FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05.”

Reclassifications
(x)	Reclassifications
Certain reclassifications have been made to the prior years’ consolidated financial statements in order to conform with the presentation used for the year ended March 31, 2012.

Acquisition (Tables)	12 Months Ended
Mar. 31, 2012
Fair Value Of Consideration Paid

The fair value of the consideration paid for the controlling interests of SANYO and the noncontrolling interests as of the acquisition date is as follows:

Yen (millions)
Fair value of consideration:
Cash	403,780
Fair value of noncontrolling interests	532,360

Total	936,140

Assets Acquired And Liabilities Assumed Reflected In The Consolidated Balance Sheet

Assets acquired and liabilities assumed reflected in the Company’s consolidated balance sheet as of the acquisition date were as follows:

Yen (millions)
Cash and cash equivalents	228,972
Other current assets	653,709
Investments and advances	105,643
Property, plant and equipment	404,468
Goodwill	514,419
Intangible assets	494,103
Other assets	48,596

Total assets acquired	2,449,910

Current liabilities	606,639
Noncurrent liabilities	907,131

Total liabilities assumed	1,513,770

Total net assets acquired	936,140

Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Inventories	Inventories at March 31, 2012 and 2011 are summarized as follows:

	Yen (millions)
	2012	2011
Finished goods	450,990	466,261
Work in process	144,403	164,329
Raw materials	234,873	265,834

	830,266	896,424

Investments in and Advances to, and Transactions with Associated Companies (Tables)	12 Months Ended
Mar. 31, 2012
Purchases And Dividends Received From Associated Companies

Purchases and dividends received from associated companies for the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Purchases from	278,342	198,560	287,598
Dividends received	3,603	4,968	4,301

Associated Companies [Member]
Investment Equity Securities Quoted Market Values and Related Carrying Amounts

Investments in associated companies include marketable equity securities which have quoted market values at March 31, 2012 and 2011 compared with the related carrying amounts as follows:

	Yen (millions)
	2012	2011
Carrying amount	31,077	39,267
Market value	30,910	42,920

Investments in Securities (Tables)	12 Months Ended
Mar. 31, 2012
Cost, Fair Value, Gross Unrealized Gain (Losses) Of Available-For-Sale Securities

The cost, fair value, gross unrealized holding gains and gross unrealized holding losses of available-for-sale securities included in short-term investments, and other investments and advances at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Current:
Other debt securities	473	483	10	—

	473	483	10	—

Noncurrent:
Equity securities	171,412	225,433	54,545	524
Corporate and government bonds	1,689	1,711	22	—
Other debt securities	80	110	30	—

	173,181	227,254	54,597	524

	Yen (millions)
	2011
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Noncurrent:
Equity securities	250,400	313,813	67,755	4,342
Corporate and government bonds	2,142	2,201	59	—
Other debt securities	544	546	8	6

	253,086	316,560	67,822	4,348

Maturities Of Investments In Available-For-Sale Securities

Maturities of investments in available-for-sale securities at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012		2011
	Cost	Fair value	Cost	Fair value
Due within one year	473	483	—	—
Due after one year through five years	1,769	1,821	2,686	2,747
Equity securities	171,412	225,433	250,400	313,813

	173,654	227,737	253,086	316,560

Gross Unrealized Holding Losses On Investments In Available-For-Sale Securities And Fair Value Of Related Investments

Gross unrealized holding losses on investments in available-for-sale securities and the fair value of the related investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	5,365	524	—	—	5,365	524

	5,365	524	—	—	5,365	524

	Yen (millions)
	2011
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	48,891	4,342	—	—	48,891	4,342
Other debt securities	35	6	—	—	35	6

	48,926	4,348	—	—	48,926	4,348

Leases (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Future Minimum Lease Payments Under Non-Cancelable Capital Leases And Operating Leases

Future minimum lease payments under non-cancelable capital leases and operating leases at March 31, 2012 are as follows:

	Yen (millions)
Year ending March 31	Capital leases	Operating leases
2013	18,084	46,415
2014	14,613	32,835
2015	10,601	15,211
2016	8,527	5,715
2017	7,922	3,326
Thereafter	18,982	14,254

Total minimum lease payments	78,729	117,756

Less amount representing interest	4,647

Present value of net minimum lease payments	74,082
Less current portion	16,740

Long-term capital lease obligations	57,342

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Goodwill

The changes in the carrying amount of goodwill by segment for the years ended March 31, 2012 and 2011, which have been modified to reflect the revised segments, are as follows:

	Yen (millions)
	AVC Networks	Appliances	Systems & Communications	Eco Solutions	Automotive Systems	Industrial Devices	Energy	Other	Total
Balance at March 31, 2010:
Goodwill	43,483	32,287	222,815	112,026	73,307	175,202	274,963	70,012	1,004,095
Accumulated impairment losses	—	(3,745)	(77,349)	—	—	—	—	—	(81,094)

	43,483	28,542	145,466	112,026	73,307	175,202	274,963	70,012	923,001

Goodwill acquired during the year	3,561	—	—	1,087	—	—	—	—	4,648
Translation adjustments	—	—	—	(2,897)	—	—	—	—	(2,897)

Balance at March 31, 2011:
Goodwill	47,044	32,287	222,815	110,216	73,307	175,202	274,963	70,012	1,005,846
Accumulated impairment losses	—	(3,745)	(77,349)	—	—	—	—	—	(81,094)

	47,044	28,542	145,466	110,216	73,307	175,202	274,963	70,012	924,752

Goodwill Acquired during the year	575	—	—	—	—	—	—	—	575
Goodwill impaired during the year	(8,394)	—	—	—	—	(71,617)	(73,387)	(10,504)	(163,902)
Translation adjustments	—	—	—	(3,710)	—	—	—	—	(3,710)
Other	—	—	—	—	—	—	—	(298)	(298)

Balance at March 31, 2012:
Goodwill	47,619	32,287	222,815	106,506	73,307	175,202	274,963	69,714	1,002,413
Accumulated impairment losses	(8,394)	(3,745)	(77,349)	—	—	(71,617)	(73,387)	(10,504)	(244,996)

	39,225	28,542	145,466	106,506	73,307	103,585	201,576	59,210	757,417

Schedule Of Acquired Finite-Lived Intangible Assets

Intangible assets, excluding goodwill, at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012		2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Finite-lived intangible assets:
Patents and know-how	301,614	106,291	451,868	97,450
Software	321,623	255,040	298,328	229,132
Other	115,728	36,738	163,220	47,180

	738,965	398,069	913,416	373,762

Schedule Of Acquired Indefinite-Lived Intangible Assets

	Yen (millions)
	2012	2011
Indefinite-lived intangible assets	4,855	3,133

Schedule of Estimated Amortization Expense

Aggregate amortization expense for finite-lived intangible assets for each of the years ended March 31, 2012, 2011 and 2010 was 78,455 million yen, 82,762 million yen and 46,175 million yen, respectively.

Estimated amortization expenses for the next five years are as follows:

Year ending March 31	Yen (millions)
2013	60,239
2014	51,955
2015	42,990
2016	34,447
2017	26,371

Long-Term Debt And Short-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Long-Term Debt

Long-term debt at March 31, 2012 and 2011 is set forth below:

	Yen (millions)
	2012	2011
Unsecured Straight bond, due 2011, interest 1.64%	—	100,000
Unsecured Straight bond, due 2012, interest 1.14%	—	100,000
Unsecured Straight bond, due 2013, interest 0.38%	150,000	150,000
Unsecured Straight bond, due 2013, interest 0.82% *1	10,000	—
Unsecured Straight bond, due 2013, interest 1.49% *2	20,000	—
Unsecured Straight bond, due 2014, interest 1.404%	200,000	200,000
Unsecured Straight bond, due 2014, interest 2.02% *1	31,769	—
Unsecured Straight bond, due 2015, interest 1.66% *2	39,996	—
Unsecured Straight bond, due 2016, interest 0.752%	200,000	200,000
Unsecured Straight bond, due 2018, interest 1.081%	150,000	150,000
Unsecured Straight bond, due 2019, interest 2.05%	100,000	100,000
Unsecured Straight bond, due 2019, interest 1.593% *2	30,000	—
Unsecured Straight bonds issued by subsidiaries, due 2011 - 2019, interest 0.82% - 2.02% *1,2	—	162,407
Unsecured bank loans, due 2011 - 2015, effective interest 1.0% in fiscal 2012 and 1.1% in fiscal 2011	149,814	259,801
Secured bank loans by subsidiaries, due 2011 - 2027, effective interest 1.84% in fiscal 2012 and 1.91% in fiscal 2011	1,732	3,473
Capital lease obligations	74,082	110,177

	1,157,393	1,535,858
Less current portion	215,625	373,571

	941,768	1,162,287

*1	Bonds originally issued by SANYO were transferred to the Company in fiscal 2012.
*2	Bonds originally issued by Panasonic Electric Works Co., Ltd. (PEW) were transferred to the Company in fiscal 2012.

Schedule Of Aggregate Maturities Of Long-Term Debt

The aggregate annual maturities of long-term debt after March 31, 2012 are as follows:

Year ending March 31	Yen (millions)
2013	215,625
2014	285,960
2015	100,584
2016	248,594
2017	7,659
2018 and thereafter	298,971

Retirement and Severance Benefits (Tables)	12 Months Ended
Mar. 31, 2012
Reconciliation Of Changes In Benefit Obligations Of The Benefit Pension Plans

Reconciliation of beginning and ending balances of the benefit obligations of the contributory, funded benefit pension plans, the unfunded lump-sum payment plans, and the cash balance pension plans, and the fair value of the plan assets at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012	2011
Change in benefit obligations:
Benefit obligations at beginning of year	2,241,669	2,214,107
Service cost	55,368	55,371
Interest cost	54,552	57,093
Prior service benefit	28,019	—
Actuarial loss	84,360	29,895
Benefits paid	(159,892)	(109,591)
Effect of changes in consolidated subsidiaries	—	8,391
Foreign currency exchange impact	(886)	(4,649)
Curtailments, settlements and other	(9,546)	(8,948)

Benefit obligations at end of year	2,293,644	2,241,669

Change in plan assets:
Fair value of plan assets at beginning of year	1,746,518	1,775,007
Actual return on plan assets	31,681	(16,703)
Employer contributions	78,728	93,612
Benefits paid	(133,310)	(100,004)
Effect of changes in consolidated subsidiaries	—	3,646
Foreign currency exchange impact	(1,021)	(4,145)
Curtailments, settlements and other	(1,198)	(4,895)

Fair value of plan assets at end of year	1,721,398	1,746,518

Funded status	(572,246)	(495,151)

Schedule Of Projected Benefit Obligations

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,209,646	2,135,047
Fair value of plan assets	1,636,662	1,635,656
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	2,162,639	2,078,759
Fair value of plan assets	1,636,662	1,632,963

Accounts Recognized In Consolidated Balance Sheet

Accounts recognized in the consolidated balance sheet at March 31, 2012 and 2011 consist of:

	Yen (millions)
	2012	2011
Other assets	738	4,240
Other current liabilities	(6,434)	(6,431)
Retirement and severance benefits	(566,550)	(492,960)

	(572,246)	(495,151)

Amounts Recognized In Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) at March 31, 2012 and 2011 consist of:

	Yen (millions)
	2012	2011
Prior service benefit	(122,795)	(172,964)
Actuarial loss	588,447	530,195

	465,652	357,231

Schedule Of Net Periodic Benefit Cost For The Contributory, Funded Benefit Pension Plans, The Unfunded Lump-Sum Payment Plans, And Cash Balance Pension Plans

Net periodic benefit cost for the contributory, funded benefit pension plans, the unfunded lump-sum payment plans, and the cash balance pension plans of the Company for each of the three years ended March 31, 2012 consist of the following components:

	Yen (millions)
	2012	2011	2010
Service cost—benefits earned during the year	55,368	55,371	50,285
Interest cost on projected benefit obligation	54,552	57,093	51,239
Expected return on plan assets	(52,299)	(55,583)	(43,971)
Amortization of prior service benefit	(23,347)	(24,544)	(25,011)
Recognized actuarial loss	31,203	25,493	39,758
Losses on curtailments and settlements	10,419	2,123	3,818

Net periodic benefit cost	75,896	59,953	76,118

Schedule of Fair Values of Pension Plan Assets

The fair values of the Company’s pension plan assets at March 31, 2012 and 2011, by asset category are as follows:

	Yen (millions)
	2012
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	22,503	28,345	—	50,848
Equity securities:
Japanese companies	84,697	—	—	84,697
Foreign companies	78,952	—	—	78,952
Commingled funds (a)	—	457,196	—	457,196
Debt securities:
Government and Municipal bonds	133,962	—	—	133,962
Corporate bonds	—	50,011	—	50,011
Commingled funds (b)	—	526,810	—	526,810
Life insurance company general accounts	—	196,880	—	196,880
Other (c)	—	121,470	20,572	142,042

Total	320,114	1,380,712	20,572	1,721,398

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	42,417	11,191	—	53,608
Equity securities:
Japanese companies	86,831	—	—	86,831
Foreign companies	113,294	2,236	—	115,530
Commingled funds (a)	71	444,559	—	444,630
Debt securities:
Government and Municipal bonds	177,679	—	—	177,679
Corporate bonds	—	45,019	—	45,019
Commingled funds (b)	—	474,016	—	474,016
Life insurance company general accounts	—	198,010	—	198,010
Other (c)	—	130,181	21,014	151,195

Total	420,292	1,305,212	21,014	1,746,518

(a)	These funds invest mainly in listed equity securities, approximately 60% Japanese companies and 40% foreign companies.
(b)	These funds primarily invest in Japanese government bonds and foreign government bonds.
(c)	Other investments primarily include fund-of-funds investment and equity long/short hedge funds investment.

Reconciliation of Balances of Level 3 Assets

The reconciliation of the beginning and ending balances of level 3 assets at March 31, 2012 and 2011, are as follows:

	Yen (millions)
	Collateralized loan obligation	Private equity	Total
Balance at April 1, 2010	8,715	6,397	15,112
Realized gains (losses)	2,167	—	2,167
Unrealized gains (losses) relating to assets held	3,036	(330)	2,706
Purchases, sales, issuances and settlements, net	912	1,663	2,575
Transfers out of Level 3	(1,546)	—	(1,546)

Balance at March 31, 2011	13,284	7,730	21,014

Realized gains (losses)	2,515	1,656	4,171
Unrealized gains (losses) relating to assets held	(775)	71	(704)
Purchases, sales, issuances and settlements, net	(2,397)	765	(1,632)
Transfers out of Level 3	(2,277)	—	(2,277)

Balance at March 31, 2012	10,350	10,222	20,572

Benefit Obligations [Member]
Schedule Of Weighted-Average Assumptions Used	Weighted-average assumptions used to determine benefit obligations at March 31, 2012 and 2011 are as follows:

	2012	2011
Discount rate	2.2%	2.5%
Rate of compensation increase	1.8%	1.8%

Net Periodic Benefit Cost [Member]
Schedule Of Weighted-Average Assumptions Used

Weighted-average assumptions used to determine net periodic benefit cost for the three years ended March 31, 2012 are as follows:

	2012	2011	2010
Discount rate	2.5%	2.6%	2.7%
Expected return on plan assets	3.1%	3.2%	3.1%
Rate of compensation increase	1.8%	1.8%	1.7%

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Income (Loss) Before Income Taxes And Income Taxes

Income (loss) before income taxes and income taxes for each of the three years ended March 31, 2012 are summarized as follows:

	Yen (millions)
	Domestic	Foreign	Total
For the year ended March 31, 2012
Income (loss) before income taxes	(838,217)	25,373	(812,844)
Income taxes:
Current	26,346	42,860	69,206
Deferred	(58,706)	(733)	(59,439)

Total income taxes	(32,360)	42,127	9,767

For the year ended March 31, 2011
Income before income taxes	23,356	155,451	178,807
Income taxes:
Current	28,479	60,431	88,910
Deferred	20,913	(6,813)	14,100

Total income taxes	49,392	53,618	103,010

For the year ended March 31, 2010
Income (loss) before income taxes	(80,125)	50,810	(29,315)
Income taxes:
Current	22,105	36,042	58,147
Deferred	80,954	2,732	83,686

Total income taxes	103,059	38,774	141,833

Schedule Of Effective Tax Rates Differ From The Combined Statutory Tax Rates

The effective tax rates for each of the years differ from the combined statutory tax rates for the following reasons:

	2012	2011	2010
Combined statutory tax rate	(40.5)%	40.5%	(40.5)%
Lower tax rates of overseas subsidiaries	(0.4)	(15.4)	(38.4)
Expenses not deductible for tax purposes	0.5	3.2	25.7
Change in valuation allowance allocated to income tax expenses	27.2	24.4	473.8
Tax effects attributable to investments in subsidiaries	0.8	2.2	45.7
Per capita tax	0.2	1.2	8.3
Goodwill impairment	8.2	—	5.2
Effect of enacted changes in Japanese tax laws and rates	3.7	—	—
Other	1.5	1.5	4.0

Effective tax rate	1.2%	57.6%	483.8%

Schedule of Components of Deferred Income Tax Expense

The significant components of deferred income tax expenses for the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Deferred tax expense (exclusive of the effects of other components listed below)	(50,086)	31,999	111,579
Adjustments of deferred tax assets and liabilities for enacted changes in Japanese tax laws and rates	25,536	—	—
Benefits of net operating loss carryforwards	(34,889)	(17,899)	(27,893)

	(59,439)	14,100	83,686

Schedule Of Tax Effects Of Temporary Differences That Give Rise To Deferred Tax Assets And Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2012 and 2011 are presented below:

	Yen (millions)
	2012	2011
Deferred tax assets:
Inventory valuation	81,004	87,647
Expenses accrued for financial statement purposes but not currently included in taxable income	179,860	171,779
Property, plant and equipment	240,033	231,987
Retirement and severance benefits	236,565	273,830
Tax loss carryforwards	723,897	653,378
Other	178,700	181,190

Total gross deferred tax assets	1,640,059	1,599,811
Less valuation allowance	1,029,825	990,354

Net deferred tax assets	610,234	609,457

Deferred tax liabilities:
Net unrealized holding gains of available-for-sale securities	(20,604)	(26,130)
Intangible assets	(89,442)	(166,403)
Other	(65,595)	(82,936)

Total gross deferred tax liabilities	(175,641)	(275,469)

Net deferred tax assets	434,593	333,988

Schedule Of Deferred Tax Assets And Liabilities Reflected In The Balance Sheets

Net deferred tax assets and liabilities at March 31, 2012 and 2011 are reflected in the accompanying consolidated balance sheets under the following captions:

	Yen (millions)
	2012	2011
Other current assets	226,180	254,413
Other assets	338,754	329,920
Other current liabilities	(4,789)	(1,466)
Other liabilities	(125,552)	(248,879)

Net deferred tax assets	434,593	333,988

Schedule Of Reconciliation Of The Beginning And Ending Amounts Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for each of the three years ended March 31, 2012 is as follows:

	Yen (millions)
	2012	2011	2010

Balance at beginning of year	(14,693)	(9,843)	(7,187)
Increase related to prior year tax positions	(6,058)	(5,690)	(685)
Decrease related to prior year tax positions	1,435	532	1,780
Increase related to current year tax positions	(3,541)	(1,986)	(1,195)
Change in consolidated subsidiaries	1,616	—	(3,339)
Settlements	5,646	1,451	747
Translation adjustments	284	843	36

Balance at end of year	(15,311)	(14,693)	(9,843)

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2012
Components Of Other Comprehensive Income (Loss)

Components of other comprehensive income (loss) for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2012
Translation adjustments:
Translation adjustments arising during the period	(27,206)	—	(27,206)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	6,260	—	6,260

Net translation adjustments	(20,946)	—	(20,946)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	(7,989)	4,887	(3,102)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(374)	151	(223)

Net unrealized gains (losses)	(8,363)	5,038	(3,325)

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	(583)	3	(580)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(9,556)	4,118	(5,438)

Net unrealized gains (losses)	(10,139)	4,121	(6,018)

Pension liability adjustments:
Prior service benefit arising during the period	(28,019)	11,348	(16,671)
Less: Amortization of prior service benefit included in net periodic benefit cost	(23,117)	9,772	(13,345)

Net prior service benefit	(51,136)	21,120	(30,016)

Actuarial gain (loss) arising during the period	(100,235)	26,854	(73,381)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	40,941	(16,272)	24,669

Net actuarial gain (loss)	(59,294)	10,582	(48,712)

Net pension liability adjustments	(110,430)	31,702	(78,728)

Other comprehensive income (loss)	(149,878)	40,861	(109,017)

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2011
Translation adjustments:
Translation adjustments arising during the period	(88,016)	—	(88,016)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	2,001	—	2,001

Net translation adjustments	(86,015)	—	(86,015)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	(53,060)	21,554	(31,506)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	14,645	(5,928)	8,717

Net unrealized gains (losses)	(38,415)	15,626	(22,789)

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	16,125	(7,364)	8,761
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(12,947)	5,174	(7,773)

Net unrealized gains (losses)	3,178	(2,190)	988

Pension liability adjustments:
Prior service benefit arising during the period	—	—	—
Less: Amortization of prior service benefit included in net periodic benefit cost	(23,803)	10,077	(13,726)

Net prior service benefit	(23,803)	10,077	(13,726)

Actuarial gain (loss) arising during the period	(99,459)	33,979	(65,480)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	26,276	(10,437)	15,839

Net actuarial gain (loss)	(73,183)	23,542	(49,641)

Net pension liability adjustments	(96,986)	33,619	(63,367)

Other comprehensive income (loss)	(218,238)	47,055	(171,183)

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2010
Translation adjustments:
Translation adjustments arising during the period	(21,186)	—	(21,186)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	10,129	—	10,129

Net translation adjustments	(11,057)	—	(11,057)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	88,042	(36,356)	51,686
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(703)	280	(423)

Net unrealized gains (losses)	87,339	(36,076)	51,263

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	4,607	(1,543)	3,064
Less: Reclassification adjustment for (gains) losses included in net income (loss)	4,657	(1,560)	3,097

Net unrealized gains (losses)	9,264	(3,103)	6,161

Pension liability adjustments:
Prior service benefit arising during the period	—	—	—
Less: Amortization of prior service benefit included in net periodic benefit cost	(23,947)	8,962	(14,985)

Net prior service benefit	(23,947)	8,962	(14,985)

Actuarial gain (loss) arising during the period	139,867	(49,300)	90,567
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	39,159	(14,963)	24,196

Net actuarial gain (loss)	179,026	(64,263)	114,763

Net pension liability adjustments	155,079	(55,301)	99,778

Other comprehensive income (loss)	240,625	(94,480)	146,145

Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Net Income (Loss) Attributable To Parent

A reconciliation of the numerators and denominators of the basic and diluted net income (loss) per share attributable to Panasonic Corporation common shareholders computation for each of the three years ended March 31, 2012 is as follows:

	Yen (millions)
	2012	2011	2010
Net income (loss) attributable to Panasonic Corporation common shareholders	(772,172)	74,017	(103,465)

Schedule Of Diluted Common Shares Outstanding

	Number of shares
	2012	2011	2010
Average common shares outstanding	2,312,167,772	2,070,341,989	2,070,623,618

Schedule Of Net Income (Loss) Per Share Basic And Diluted

	Yen
	2012	2011	2010
Net income (loss) per share attributable to Panasonic Corporation common shareholders:
Basic	(333.96)	35.75	(49.97)

Restructuring Charges (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Components And Related Amounts Of The Restructuring Charges, Before Related Tax Effects

Components and related amounts of the restructuring charges, before the related tax effects, for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Expenses associated with the implementation of early retirement programs:
Domestic	91,880	14,312	33,070
Overseas	9,114	3,359	5,884

Total	100,994	17,671	38,954
Expenses associated with the closure and integration of locations	83,459	39,282	15,918

Total restructuring charges	184,453	56,953	54,872

Schedule of Analysis of Accrued Restructuring Charges

An analysis of the accrued restructuring charges for each of the three years ended March 31, 2012 is as follows:

	Yen (millions)
	2012	2011	2010
Balance at beginning of year	31,492	9,389	32,523
New charges	184,453	56,953	54,872
Cash payments or otherwise settled	(145,003)	(34,850)	(78,006)

Balance at end of year	70,942	31,492	9,389

Supplementary Information to the Statements of Operations and Cash Flows (Tables)	12 Months Ended
Mar. 31, 2012
Detailed Schedule Of Research And Development, Advertising, Shipping And Handling, And Depreciation Costs Charged To Income

Research and development costs, advertising costs, shipping and handling costs and depreciation charged to earnings for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Research and development costs	520,217	527,798	476,903
Advertising costs	137,942	156,894	150,866
Shipping and handling costs	153,345	145,315	129,114
Depreciation	259,135	284,244	251,839

Schedule Of Cash Paid For Interest And Income Taxes, And Noncash Investing And Financial Activities

Interest and income taxes paid, and noncash investing and financing activities for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Cash paid:
Interest	28,636	28,308	26,301
Income taxes	76,679	75,872	51,441
Noncash investing and financing activities:
Capital leases	6,668	5,777	37,505
Treasury stock transferred under share exchange	424,010	—	—

Derivatives and Hedging Activities (Tables)	12 Months Ended
Mar. 31, 2012
Contract Amounts Of Foreign Contracts, Interest Rate Swaps, Cross Currency Swaps And Commodity Futures

The contract amounts of foreign exchange contracts, cross currency swaps, interest rate swaps and commodity futures at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012	2011
Forward:
To sell foreign currencies	339,271	397,580
To buy foreign currencies	376,075	225,444
Cross currency swaps	123,586	47,668
Interest rate swaps	—	31,170
Commodity futures:
To sell commodity	156,458	128,411
To buy commodity	170,101	160,483

Fair Value (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Fair Values Of Financial Instruments

The estimated fair values of financial instruments, all of which are held or issued for purposes other than trading, at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012		2011
	Carrying amount	Fair value	Carrying amount	Fair value
Non-derivatives:
Assets:
Short-term investments	483	483	—	—
Other investments and advances	310,529	310,526	409,938	410,023
Liabilities:
Long-term debt, including current portion	(1,157,393)	(1,175,868)	(1,535,858)	(1,548,251)
Derivatives:
Other current assets:
Forward:
To sell foreign currencies	452	452	1,420	1,420
To buy foreign currencies	6,378	6,378	451	451
Cross currency swaps	304	304	—	—
Interest rate swaps	—	—	0	0
Commodity futures:
To sell commodity	19	19	—	—
To buy commodity	2,559	2,559	20,390	20,390
Other current liabilities:
Forward:
To sell foreign currencies	(9,837)	(9,837)	(4,536)	(4,536)
To buy foreign currencies	(1,896)	(1,896)	(3,286)	(3,286)
Cross currency swaps	—	—	(462)	(462)
Commodity futures:
To sell commodity	(1,000)	(1,000)	(5,333)	(5,333)
To buy commodity	(210)	(210)	—	—

Assets And Liabilities Measured At Fair Value On Recurring Basis

The following table represents assets and liabilities that are measured at fair value on a recurring basis at March 31, 2012 and 2011:

	Yen (millions)
	2012
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	225,433	—	—	225,433
Corporate and government bonds	—	1,711	—	1,711
Other debt securities	—	593	—	593

Total available-for-sale securities	225,433	2,304	—	227,737

Derivatives:
Foreign exchange contracts	—	6,830	—	6,830
Cross currency swaps	—	304	—	304
Commodity futures	2,056	522	—	2,578

Total derivatives	2,056	7,656	—	9,712

Total	227,489	9,960	—	237,449

Liabilities:
Derivatives:
Foreign exchange contracts	—	(11,733)	—	(11,733)
Commodity futures	(753)	(457)	—	(1,210)

Total derivatives	(753)	(12,190)	—	(12,943)

Total	(753)	(12,190)	—	(12,943)

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	313,813	—	—	313,813
Corporate and government bonds	—	2,201	—	2,201
Other debt securities	—	546	—	546

Total available-for-sale securities	313,813	2,747	—	316,560

Derivatives:
Foreign exchange contracts	—	1,871	—	1,871
Interest rate swaps	—	0	—	0
Commodity futures	18,564	1,826	—	20,390

Total derivatives	18,564	3,697	—	22,261

Total	332,377	6,444	—	338,821

Liabilities:
Derivatives:
Foreign exchange contracts	—	(7,822)	—	(7,822)
Cross currency swaps	—	(462)	—	(462)
Commodity futures	(2,427)	(2,906)	—	(5,333)

Total derivatives	(2,427)	(11,190)	—	(13,617)

Total	(2,427)	(11,190)	—	(13,617)

Assets And Liabilities Measured At Fair Value On Nonrecurring Basis

The following table presents assets and liabilities that are measured at fair value on a nonrecurring basis for the years ended March 31, 2012 and 2011:

	Yen (millions)
	2012
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(8,831)	29,349	—	—	29,349
Long-lived assets	(399,259)	—	—	227,311	227,311
Goodwill	(163,902)	—	—	87,379	87,379
Liabilities:
Other accrued expenses	(48,000)	—	—	(48,000)	(48,000)

	Yen (millions)
	2011
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(8,318)	23,196	—	2,933	26,129
Long-lived assets	(34,692)	—	—	31,114	31,114

Level 3 [Member]
Assets And Liabilities Measured At Fair Value On Nonrecurring Basis

The following table presents assets and liabilities that are measured at fair value on a nonrecurring basis in Level 3 for the three months ended March 31, 2012:

Yen (millions)
For the three months ended March 31, 2012
	Fair value at March 31, 2012	Valuation technique	Unobservable inputs	Range
Assets:
Long-lived assets	212,821	Repurchase cost method	Residual value ratio	12.2%-43.9%
		Excess earnings method	Discount rate	8.0%-15.0%
		Relief-from-royalty method	Discount rate	8.0%-15.0%

Goodwill	76,911	Discounted cash flow method	Weighted average cost of capital	5.4%-7.9%
		Guideline public company method	EBITDA multiple	4.4-8.3
		Guideline merged and acquired company method	EBITDA multiple	9.0-10.0

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Product Warranties

The change in accrued warranty costs for the years ended March 31, 2012 and 2011 are summarized as follows:

	Yen (millions)
	2012	2011
Balance at beginning of year	55,304	51,306
Liabilities accrued for warranties issued during the period	41,094	47,644
Warranty claims paid during the period	(34,013)	(35,885)
Changes in liabilities for pre-existing warranties during the period, including expirations	(4,246)	(7,761)

Balance at end of year	58,139	55,304

Segment Information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Selected Information By Segment In The Statement Of Operations

By Segment:

	Yen (millions)
	2012	2011	2010
Sales:
AVC Networks:
Customers	1,451,410	1,812,495	1,874,278
Intersegment	262,065	344,264	310,578

Total	1,713,475	2,156,759	2,184,856
Appliances:
Customers	1,133,104	1,074,046	941,176
Intersegment	401,079	408,834	333,119

Total	1,534,183	1,482,880	1,274,295
System & Communications:
Customers	637,931	717,541	772,201
Intersegment	202,929	220,606	231,783

Total	840,860	938,147	1,003,984
Eco Solutions:
Customers	1,256,633	1,253,165	1,059,616
Intersegment	269,180	273,377	251,488

Total	1,525,813	1,526,542	1,311,104
Automotive Systems:
Customers	624,878	573,170	550,178
Intersegment	28,369	38,462	23,902

Total	653,247	611,632	574,080
Industrial Devices:
Customers	1,152,872	1,354,817	1,216,981
Intersegment	251,698	316,138	312,564

Total	1,404,570	1,670,955	1,529,545
Energy:
Customers	319,877	315,495	104,447
Intersegment	295,008	321,520	236,469

Total	614,885	637,015	340,916
Other:
Customers	1,269,511	1,591,943	899,103
Intersegment	611,350	712,827	649,494

Total	1,880,861	2,304,770	1,548,597
Eliminations	(2,321,678)	(2,636,028)	(2,349,397)

Consolidated total	7,846,216	8,692,672	7,417,980

	Yen (millions)
	2012	2011	2010
Profit (loss):
AVC Networks	(67,853)	27,342	14,572
Appliances	81,470	84,032	56,363
Systems & Communications	17,341	47,558	37,860
Eco Solutions	58,859	57,905	30,348
Automotive Systems	4,941	22,678	22,307
Industrial Devices	(16,599)	69,940	55,400
Energy	(20,880)	(15,232)	711
Other	23,576	60,850	22,381
Corporate and eliminations	(37,130)	(49,819)	(49,489)

Total segment profit	43,725	305,254	190,453

Interest income	13,388	11,593	12,348
Dividends received	6,129	6,323	6,746
Other income	44,124	59,050	47,896
Interest expense	(28,404)	(27,524)	(25,718)
Impairment losses of long-lived assets	(399,259)	(34,692)	(79,259)
Goodwill impairment	(163,902)	—	(3,745)
Other deductions	(328,645)	(141,197)	(178,036)

Consolidated income (loss) before income taxes	(812,844)	178,807	(29,315)

Schedule Of Identifiable Assets, Depreciation And Capital Investment By Segment

	Yen (millions)
	2012	2011	2010
Identifiable assets:
AVC Networks	848,999	1,208,534	1,228,951
Appliances	716,387	745,116	767,730
Systems & Communications	516,300	503,390	534,504
Eco Solutions	893,430	922,079	940,574
Automotive Systems	287,390	235,177	259,610
Industrial Devices	1,035,572	1,142,202	1,212,212
Energy	908,644	1,140,545	1,210,992
Other	776,412	1,009,532	1,075,235
Corporate and eliminations	617,921	916,295	1,128,249

Consolidated total	6,601,055	7,822,870	8,358,057

Depreciation and amortization:
AVC Networks	58,123	68,480	63,033
Appliances	33,021	34,083	29,038
Systems & Communications	11,052	12,869	13,760
Eco Solutions	34,822	34,493	42,075
Automotive Systems	7,528	7,463	6,295
Industrial Devices	74,961	78,597	69,907
Energy	68,355	76,069	30,885
Other	34,958	39,560	23,985
Corporate and eliminations	14,770	15,392	19,036

Consolidated total	337,590	367,006	298,014

Capital investment:
AVC Networks	53,223	138,476	239,494
Appliances	44,754	34,008	24,663
Systems & Communications	11,886	17,222	10,181
Eco Solutions	32,476	32,270	37,424
Automotive Systems	6,216	4,849	3,568
Industrial Devices	74,714	81,655	47,820
Energy	55,370	81,250	66,195
Other	28,804	37,051	22,922
Corporate and eliminations	23,359	25,404	12,052

Consolidated total	330,802	452,185	464,319

Schedule Of Sales And Property, Plant And Equipment By Geographical Area

Sales attributed to countries based upon the customer’s location and property, plant and equipment are as follows for each of the three years ended March 31, 2012:

	Yen (millions)
	2012	2011	2010
Sales:
Japan	4,162,025	4,514,246	3,994,379
North and South America	966,527	1,070,833	917,898
Europe	743,547	857,192	771,251
Asia and Others	1,974,117	2,250,401	1,734,452

Consolidated total	7,846,216	8,692,672	7,417,980

United States included in North and South America	804,012	904,968	781,264
China included in Asia and Others	1,043,036	1,178,010	903,531

Property, plant and equipment:
Japan	1,339,115	1,509,705	1,571,914
North and South America	36,739	36,738	42,215
Europe	39,607	45,714	48,444
Asia and Others	318,822	291,152	293,448

Consolidated total	1,734,283	1,883,309	1,956,021

Equity Transactions with Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Noncontrolling Interest Activity

Net income (loss) attributable to Panasonic Corporation and transfers (to) from the noncontrolling interests for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Net income (loss) attributable to Panasonic Corporation	(772,172)	74,017	(103,465)
Transfers (to) from the noncontrolling interests:
Increase (decrease) in capital surplus for purchase of additional shares in consolidated subsidiaries primarily for the purpose of conversion into wholly-owned subsidiaries	19,101	(109,326)	(8,240)

Total	19,101	(109,326)	(8,240)

Change from net income (loss) attributable to Panasonic Corporation and transfers (to) from the noncontrolling interests	(753,071)	(35,309)	(111,705)

Summary Of Significant Accounting Policies (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010
Summary Of Significant Accounting Policies Disclosure [Line Items]
Decrease in depreciation expense		¥ 11,031
Decrease in net loss attributable to Panasonic Corporation		¥ 6,861
Decrease in net loss per basic share attributable to Panasonic Corporation common shareholders		¥ 3.31
Minimum percentage of recognized income tax positions	50.00%
Maximum [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Equity ownership, percentage	50.00%
Minimum [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Equity ownership, percentage	20.00%
AVC Networks [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	17.00%
Appliances [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	15.00%
Systems & Communications [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	8.00%
Eco Solutions [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	15.00%
Automotive Systems [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	7.00%
Industrial Devices [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	14.00%
Energy [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	6.00%
Other [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	18.00%
Japan [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	53.00%
North And South America [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	12.00%
Europe [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	10.00%
Asia And Others [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	25.00%
Building [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Property, plant and equipment, useful life, minimum (years)	5
Property, plant and equipment, useful life, maximum (years)	50
Machinery And Equipment [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Property, plant and equipment, useful life, minimum (years)	2
Property, plant and equipment, useful life, maximum (years)	10

Acquisition (Narrative) (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2010 SANYO [Member]	Dec. 21, 2009 SANYO [Member]	Mar. 31, 2010 Customer Relationship [Member] SANYO [Member] Year	Mar. 31, 2010 Trademarks [Member] SANYO [Member] Year	Mar. 31, 2012 Patents And Know-How [Member]	Mar. 31, 2011 Patents And Know-How [Member]	Mar. 31, 2010 Patents And Know-How [Member] SANYO [Member] Year
Business Acquisition [Line Items]
Voting rights and a controlling interest					50.20%
Acquisition-related cost				¥ 5,058
Allowance for doubtful trade notes receivable				73
Allowance for doubtful trade accounts receivable	26,604	21,860		5,319
Allowance for doubtful other short-term receivables				964
Contractual amount of trade notes receivable	72,952	78,821		26,001
Contractual amount of trade accounts receivable	948,460	984,938		314,175
Contractual amount of other short-term receivables				23,941
Allowance for doubtful long-term receivables				2,730
Contractual amount of long-term receivables				10,999
Intangible assets subject to amortization	738,965	913,416		492,476		52,011	45,451	301,614	451,868	355,490
Intangible assets weighted-average useful life, years						12	10			10
Accrued warranty costs				4,253
Net sales	7,846,216	8,692,672	7,417,980	399,888
Loss before income taxes	(812,844)	178,807	(29,315)	23,352
Pro forma net sales			8,617,400
Pro forma net loss attributable to Panasonic Corporation			¥ 133,012
Pro forma net loss per share			¥ 64.24

Acquisition (Fair Value Of Consideration Paid) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2010
Acquisition [Abstract]
Cash	¥ 403,780
Fair value of noncontrolling interests	532,360
Total	¥ 936,140

Acquisition (Assets Acquired And Liabilities Assumed Reflected In The Consolidated Balance Sheet) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2010
Acquisition [Abstract]
Cash and cash equivalents	¥ 228,972
Other current assets	653,709
Investments and advances	105,643
Property, plant and equipment	404,468
Goodwill	514,419
Intangible assets	494,103
Other assets	48,596
Total assets acquired	2,449,910
Current liabilities	606,639
Noncurrent liabilities	907,131
Total liabilities assumed	1,513,770
Total net assets acquired	¥ 936,140

Inventories (Schedule Of Inventories) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Inventories [Abstract]
Finished goods	¥ 450,990	¥ 466,261
Work in process	144,403	164,329
Raw materials	234,873	265,834
Inventories	¥ 830,266	¥ 896,424

Investments In And Advances To, And Transactions With Associated Companies (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Nov. 05, 2009 Sumishin Matsushita Financial Services Co., Ltd. [Member]	Mar. 31, 2009 Sumishin Matsushita Financial Services Co., Ltd. [Member]	Mar. 31, 2012 Sumishin Panasonic Financial Services Co., Ltd. [Member]	Jan. 25, 2011 Jvc Kenwood Hd [Member]	Oct. 01, 2008 Jvc Kenwood Hd [Member]	Mar. 31, 2012 Associated Companies [Member]	Mar. 31, 2011 Associated Companies [Member]	Mar. 31, 2010 Associated Companies [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership, percentage	22.60%	34.00%	15.10%	20.00%	27.60%
Retained earnings						¥ 41,562	¥ 39,661
Other-than-temporary impairment of investments and advances						¥ 8,831	¥ 8,318	¥ 3,605

Investments In And Advances To, And Transactions With Associated Companies (Former Investment In Toshiba Matsushita Display Technology Co., Ltd. (Detail) (Toshiba Matsushita Display Technology Co., Ltd. [Member], JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Toshiba Matsushita Display Technology Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,163,276	¥ 1,307,304
Other assets	244,720	370,295
Total assets	1,407,996	1,677,599
Current liabilities	651,044	740,580
Other liabilities	376,906	541,691
Net assets	380,046	395,328
Company's equity in net assets	119,421	127,219
Net sales	942,008	1,151,710	1,176,332
Gross profit	170,920	267,498	254,507
Net income (loss)	¥ 20,104	¥ 38,377	¥ (10,572)

Investments In And Advances To, And Transactions With Associated Companies (Purchases And Dividends Received From Associated Companies) (Detail) (Toshiba Matsushita Display Technology Co., Ltd. [Member], JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Toshiba Matsushita Display Technology Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Purchases from	¥ 278,342	¥ 198,560	¥ 287,598
Dividends received	¥ 3,603	¥ 4,968	¥ 4,301

Investments In And Advances To, And Transactions With Associated Companies (Investment Equity Securities Quoted Market Values And Related Carrying Amounts) (Detail) (Associated Companies [Member], JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Associated Companies [Member]
Schedule of Equity Method Investments [Line Items]
Carrying amount	¥ 31,077	¥ 39,267
Market value	¥ 30,910	¥ 42,920

Investments In Securities (Cost, Fair Value, Gross Unrealized Gain (Losses) Of Available-For-Sale Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	¥ 173,654	¥ 253,086
Available-for-sale securities, Fair value	227,737	316,560
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	171,412	250,400
Available-for-sale securities, Fair value	225,433	313,813
Current [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	473
Available-for-sale securities, Fair value	483
Available-for-sale securities, Gross unrealized holding gains	10
Current [Member] | Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	473
Available-for-sale securities, Fair value	483
Available-for-sale securities, Gross unrealized holding gains	10
Noncurrent [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	173,181	253,086
Available-for-sale securities, Fair value	227,254	316,560
Available-for-sale securities, Gross unrealized holding gains	54,597	67,822
Available-for-sale securities, Gross unrealized holding losses	524	4,348
Noncurrent [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	171,412	250,400
Available-for-sale securities, Fair value	225,433	313,813
Available-for-sale securities, Gross unrealized holding gains	54,545	67,755
Available-for-sale securities, Gross unrealized holding losses	524	4,342
Noncurrent [Member] | Corporate And Government Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	1,689	2,142
Available-for-sale securities, Fair value	1,711	2,201
Available-for-sale securities, Gross unrealized holding gains	22	59
Noncurrent [Member] | Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	80	544
Available-for-sale securities, Fair value	110	546
Available-for-sale securities, Gross unrealized holding gains	30	8
Available-for-sale securities, Gross unrealized holding losses		¥ 6

Investments In Securities (Maturities Of Investments In Available-For-Sale Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Investment [Line Items]
Due within one year, Cost	¥ 473
Due within one year, Fair Value	483
Due after one year through five years, Cost	1,769	2,686
Due after one year through five years, Fair value	1,821	2,747
Available-for-sale securities, Cost	173,654	253,086
Available-for-sale securities, Fair value	227,737	316,560
Equity Securities [Member]
Investment [Line Items]
Available-for-sale securities, Cost	171,412	250,400
Available-for-sale securities, Fair value	¥ 225,433	¥ 313,813

Investments In Securities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Investment [Line Items]
Proceeds from sale of available-for-sale securities	¥ 73,141	¥ 22,102	¥ 18,275
Gross realized gains on sale of available-for-sale securities	13,532	5,474	3,756
Gross realized losses on sale of available-for-sale securities	5,561	965	88
Other-than-temporary impairment of available-for-sale securities	7,597	19,154	2,965
Cost method investments, carrying amount	24,553	27,914
Write-down of investment	208	67	374
Collateralized Securities [Member]
Investment [Line Items]
Equity securities, book value	¥ 32,130	¥ 14,047

Investments In Securities (Gross Unrealized Holding Losses On Investments In Available-For-Sale Securities And Fair Value Of Related Investments) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized loss position, less than 12 months, Fair Value	¥ 5,365	¥ 48,926
Continuous unrealized loss position, less than 12 months, Aggregate Losses	524	4,348
Continuous unrealized loss position, 12 months or longer, Fair Value
Continuous unrealized loss position, 12 months or longer, Aggregate Losses
Continuous unrealized loss position, Fair Value	5,365	48,926
Continuous unrealized loss position, Aggregate Losses	524	4,348
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized loss position, less than 12 months, Fair Value	5,365	48,891
Continuous unrealized loss position, less than 12 months, Aggregate Losses	524	4,342
Continuous unrealized loss position, 12 months or longer, Fair Value
Continuous unrealized loss position, 12 months or longer, Aggregate Losses
Continuous unrealized loss position, Fair Value	5,365	48,891
Continuous unrealized loss position, Aggregate Losses	524	4,342
Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Continuous unrealized loss position, less than 12 months, Fair Value		35
Continuous unrealized loss position, less than 12 months, Aggregate Losses		6
Continuous unrealized loss position, 12 months or longer, Fair Value
Continuous unrealized loss position, 12 months or longer, Aggregate Losses
Continuous unrealized loss position, Fair Value		35
Continuous unrealized loss position, Aggregate Losses		¥ 6

Leases (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Capital Operating Leased Assets [Line Items]
Sale leaseback transactions	¥ 21,783	¥ 126,639	¥ 95,316
Gross book value under capital leases	72,931	137,783
Accumulated amortization under capital leases	34,712	48,744
Rental expenses for operating leases	¥ 84,062	¥ 88,473	¥ 64,124
Maximum [Member]
Capital Operating Leased Assets [Line Items]
Lease terms (in years)	10

Leases (Schedule Of Future Minimum Lease Payments Under Non-Cancelable Capital Leases And Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Leases [Abstract]
Capital leases, 2013	¥ 18,084
Capital leases, 2014	14,613
Capital leases, 2015	10,601
Capital leases, 2016	8,527
Capital leases, 2017	7,922
Capital leases, Thereafter	18,982
Total minimum lease payments, Capital leases	78,729
Less amount representing interest	4,647
Present value of net minimum lease payments	74,082
Less current portion	16,740
Long-term capital lease obligations	57,342
Operating leases, 2013	46,415
Operating leases, 2014	32,835
Operating leases, 2015	15,211
Operating leases, 2016	5,715
Operating leases, 2017	3,326
Operating leases, Thereafter	14,254
Total minimum lease payments, Operating leases	¥ 117,756

Long-Lived Assets (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Avc Networks [Member] JPY (¥)	Mar. 31, 2011 Avc Networks [Member] USD ($)	Mar. 31, 2010 Avc Networks [Member] JPY (¥)	Mar. 31, 2010 Appliances [Member] JPY (¥)	Mar. 31, 2011 Systems & Communications [Member] USD ($)	Mar. 31, 2011 Eco Solutions [Member] USD ($)	Mar. 31, 2010 Eco Solutions [Member] JPY (¥)	Mar. 31, 2012 Industrial Devices [Member] JPY (¥)	Mar. 31, 2011 Industrial Devices [Member] USD ($)	Mar. 31, 2012 Energy [Member] JPY (¥)	Mar. 31, 2011 Energy [Member] USD ($)	Mar. 31, 2010 Energy [Member] JPY (¥)	Mar. 31, 2011 Other [Member] USD ($)	Mar. 31, 2012 Remaining Segments [Member] JPY (¥)	Mar. 31, 2011 Remaining Segments [Member] USD ($)	Mar. 31, 2010 Remaining Segments [Member] JPY (¥)
Long Lived Assets Held-for-sale [Line Items]
Impairment losses of long-lived asset	¥ 399,259	$ 34,692	¥ 34,692	¥ 79,259	¥ 212,151	$ 12,380	¥ 36,672	¥ 8,193	$ 2,004	$ 4,176	¥ 6,935	¥ 78,406	$ 2,092	¥ 99,183	$ 8,561	¥ 19,629	$ 3,056	¥ 9,519	$ 2,423	¥ 7,830
Impairment losses of finite-lived intangible assets												¥ 25,536		¥ 95,546

Goodwill And Other Intangible Assets (Schedule Of Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended											12 Months Ended							12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010	Mar. 31, 2011	Mar. 31, 2012 Avc Networks [Member]	Mar. 31, 2010 Avc Networks [Member]	Mar. 31, 2011 Avc Networks [Member]	Mar. 31, 2012 Appliances [Member]	Mar. 31, 2011 Appliances [Member]	Mar. 31, 2010 Appliances [Member]	Mar. 31, 2009 Appliances [Member]	Mar. 31, 2012 Systems & Communications [Member]	Mar. 31, 2011 Systems & Communications [Member]	Mar. 31, 2010 Systems & Communications [Member]	Mar. 31, 2009 Systems & Communications [Member]	Mar. 31, 2012 Eco Solutions [Member]	Mar. 31, 2010 Eco Solutions [Member]	Mar. 31, 2011 Eco Solutions [Member]	Mar. 31, 2012 Automotive Systems [Member]	Mar. 31, 2011 Automotive Systems [Member]	Mar. 31, 2010 Automotive Systems [Member]	Mar. 31, 2009 Automotive Systems [Member]	Mar. 31, 2012 Industrial Devices [Member]	Mar. 31, 2011 Industrial Devices [Member]	Mar. 31, 2010 Industrial Devices [Member]	Mar. 31, 2009 Industrial Devices [Member]	Mar. 31, 2012 Energy [Member]	Mar. 31, 2011 Energy [Member]	Mar. 31, 2010 Energy [Member]	Mar. 31, 2009 Energy [Member]	Mar. 31, 2012 Other [Member]	Mar. 31, 2011 Other [Member]	Mar. 31, 2010 Other [Member]	Mar. 31, 2009 Other [Member]
Goodwill [Line Items]
Goodwill		¥ 1,004,095			¥ 43,483		¥ 32,287		¥ 32,287	¥ 32,287	¥ 222,815		¥ 222,815	¥ 222,815		¥ 112,026		¥ 73,307		¥ 73,307	¥ 73,307			¥ 175,202	¥ 175,202			¥ 274,963	¥ 274,963			¥ 70,012	¥ 70,012
Accumulated impairment losses	(244,996)	(81,094)	(81,094)	(8,394)			(3,745)	(3,745)	(3,745)		(77,349)	(77,349)	(77,349)									(71,617)				(73,387)				(10,504)
Goodwill, net	757,417	923,001	924,752	39,225	43,483	47,044	28,542	28,542	28,542		145,466	145,466	145,466		106,506	112,026	110,216	73,307	73,307	73,307		103,585	175,202	175,202		201,576	274,963	274,963		59,210	70,012	70,012
Goodwill acquired during the year	575	4,648		575	3,561											1,087
Goodwill impaired during the year	(163,902)	(3,745)		(8,394)																		(71,617)				(73,387)				(10,504)
Translation adjustments	(3,710)	(2,897)													(3,710)	(2,897)
Other	(298)																													(298)
Goodwill	¥ 1,002,413	¥ 1,005,846		¥ 47,619	¥ 47,044		¥ 32,287		¥ 32,287	¥ 32,287	¥ 222,815		¥ 222,815	¥ 222,815	¥ 106,506	¥ 110,216		¥ 73,307		¥ 73,307	¥ 73,307	¥ 175,202		¥ 175,202	¥ 175,202	¥ 274,963		¥ 274,963	¥ 274,963	¥ 69,714		¥ 70,012	¥ 70,012

Goodwill And Other Intangible Assets (Schedule Of Acquired Finite-Lived Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 738,965	¥ 913,416
Accumulated amortization	398,069	373,762
Patents And Know-How [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	301,614	451,868
Accumulated amortization	106,291	97,450
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	321,623	298,328
Accumulated amortization	255,040	229,132
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	115,728	163,220
Accumulated amortization	¥ 36,738	¥ 47,180

Goodwill And Other Intangible Assets (Schedule Of Acquired Indefinite-Lived Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Indefinite-lived intangible assets	¥ 4,855	¥ 3,133

Goodwill And Other Intangible Assets (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
Aggregate amortization for finite-lived intangible assets	¥ 78,455	¥ 82,762	¥ 46,175

Goodwill And Other Intangible Assets (Schedule Of Estimated Amortization Expense) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
2013	¥ 60,239
2014	51,955
2015	42,990
2016	34,447
2017	¥ 26,371

Long-Term Debt And Short-Term Debt (Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2011 Unsecured Straight Bond Due 2011 Interest 1.64% [Member]	Mar. 31, 2011 Unsecured Straight Bond Due 2012 Interest 1.14% [Member]	Mar. 31, 2012 Unsecured Straight Bond Due 2013 Interest 0.38% [Member]	Mar. 31, 2011 Unsecured Straight Bond Due 2013 Interest 0.38% [Member]	Mar. 31, 2012 Unsecured Straight Bond Due 2013 Interest 0.82% [Member]		Mar. 31, 2012 Unsecured Straight Bond Due 2013 Interest 1.49% [Member]		Mar. 31, 2012 Unsecured Straight Bond Due 2014 Interest 1.404%	Mar. 31, 2011 Unsecured Straight Bond Due 2014 Interest 1.404%	Mar. 31, 2012 Unsecured Straight Bond Due 2014 Interest 2.02% [Member]		Mar. 31, 2012 Unsecured Straight Bond Due 2015 Interest 1.66% [Member]		Mar. 31, 2012 Unsecured Straight Bond Due 2016 Interest 0.752% [Member]	Mar. 31, 2011 Unsecured Straight Bond Due 2016 Interest 0.752% [Member]	Mar. 31, 2012 Unsecured Straight Bond Due 2018 Interest 1.081% [Member]	Mar. 31, 2011 Unsecured Straight Bond Due 2018 Interest 1.081% [Member]	Mar. 31, 2012 Unsecured Straight Bond Due 2019 Interest 2.05% [Member]	Mar. 31, 2011 Unsecured Straight Bond Due 2019 Interest 2.05% [Member]	Mar. 31, 2012 Unsecured Straight Bond Due 2019 Interest 1.593%		Mar. 31, 2011 Unsecured Straight Bonds Issued By Subsidiaries Due 2011 - 2019 Interest 0.82%-2.02% [Member]		Mar. 31, 2012 Secured Bank Loans By Subsidiaries Due 2011 - 2027 Effective Interest 1.84% In Fiscal 2012 And 1.91% In Fiscal 2011 [Member]	Mar. 31, 2011 Secured Bank Loans By Subsidiaries Due 2011 - 2027 Effective Interest 1.84% In Fiscal 2012 And 1.91% In Fiscal 2011 [Member]	Mar. 31, 2012 Unsecured Bank Loans Due 2011 - 2015 Effective Interest 1.0% In Fiscal 2012 And 1.1% In Fiscal 2011 [Member]	Mar. 31, 2011 Unsecured Bank Loans Due 2011 - 2015 Effective Interest 1.0% In Fiscal 2012 And 1.1% In Fiscal 2011 [Member]	Mar. 31, 2011 Minimum [Member] Unsecured Straight Bonds Issued By Subsidiaries Due 2011 - 2019 Interest 0.82%-2.02% [Member]		Mar. 31, 2012 Minimum [Member] Secured Bank Loans By Subsidiaries Due 2011 - 2027 Effective Interest 1.84% In Fiscal 2012 And 1.91% In Fiscal 2011 [Member]	Mar. 31, 2012 Minimum [Member] Unsecured Bank Loans Due 2011 - 2015 Effective Interest 1.0% In Fiscal 2012 And 1.1% In Fiscal 2011 [Member]	Mar. 31, 2011 Maximum [Member] Unsecured Straight Bonds Issued By Subsidiaries Due 2011 - 2019 Interest 0.82%-2.02% [Member]		Mar. 31, 2012 Maximum [Member] Secured Bank Loans By Subsidiaries Due 2011 - 2027 Effective Interest 1.84% In Fiscal 2012 And 1.91% In Fiscal 2011 [Member]	Mar. 31, 2012 Maximum [Member] Unsecured Bank Loans Due 2011 - 2015 Effective Interest 1.0% In Fiscal 2012 And 1.1% In Fiscal 2011 [Member]
Debt Instrument [Line Items]
Unsecured Straight bond			¥ 100,000	¥ 100,000	¥ 150,000	¥ 150,000	¥ 10,000	[1]	¥ 20,000	[2]	¥ 200,000	¥ 200,000	¥ 31,769	[1]	¥ 39,996	[2]	¥ 200,000	¥ 200,000	¥ 150,000	¥ 150,000	¥ 100,000	¥ 100,000	¥ 30,000	[2]	¥ 162,407	[1],[2]			¥ 149,814	¥ 259,801
Debt instrument year of maturity			2011	2012	2013		2013	[1]	2013	[2]	2014		2014	[1]	2015	[2]	2016		2018		2019		2019	[2]							2011	[1],[2]	2011	2011	2019	[1],[2]	2027	2015
Effective interest rate																											1.84%	1.91%	1.00%	1.10%
Fixed interest rate			1.64%	1.14%	0.38%		0.82%	[1]	1.49%	[2]	1.40%		2.02%	[1]	1.66%	[2]	0.75%		1.08%		2.05%		1.59%	[2]							0.82%	[1],[2]			2.02%	[1],[2]
Secured bank loans by subsidiaries																											1,732	3,473
Capital lease obligations	74,082	110,177
Long-term debt and capital lease obligations	1,157,393	1,535,858
Less current portion	215,625	373,571
Long-term debt	¥ 941,768	¥ 1,162,287

[1]	Bonds originally issued by SANYO were transferred to the Company in fiscal 2012.
[2]	Bonds originally issued by Panasonic Electric Works Co., Ltd. (PEW) were transferred to the Company in fiscal 2012.

Long-Term Debt And Short-Term Debt (Schedule Of Aggregate Maturities Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Long-Term Debt And Short-Term Debt [Abstract]
2013	¥ 215,625
2014	285,960
2015	100,584
2016	248,594
2017	7,659
2018 and thereafter	¥ 298,971

Long-Term Debt And Short-Term Debt (Narrative) (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Debt Disclosure [Line Items]
Loans subject to collateral	$ 1,732		$ 3,899
Other investments and advances, and property, plant and equipment pledged as collateral		2,550		8,945
Short-term bonds		¥ 369,489
Short-term borrowings, weighted-average interest rate	0.60%	0.60%	2.80%	2.80%

Retirement And Severance Benefits (Reconciliation Of Changes In Benefit Obligations Of The Benefit Pension Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 1,746,518
Service cost	55,368	55,371	50,285
Interest cost	54,552	57,093	51,239
Fair value of plan assets at end of year	1,721,398	1,746,518
Funded status	(572,246)	(495,151)
Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations at beginning of year	2,241,669	2,214,107
Service cost	55,368	55,371
Interest cost	54,552	57,093
Prior service benefit	28,019
Actuarial loss	84,360	29,895
Benefits paid	(159,892)	(109,591)
Effect of changes in consolidated subsidiaries		8,391
Foreign currency exchange impact	(886)	(4,649)
Curtailments, settlements and other	(9,546)	(8,948)
Benefit obligations at end of year	2,293,644	2,241,669
Change In Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,746,518	1,775,007
Actual return on plan assets	31,681	(16,703)
Employer contributions	78,728	93,612
Benefits paid	(133,310)	(100,004)
Effect of changes in consolidated subsidiaries		3,646
Foreign currency exchange impact	(1,021)	(4,145)
Curtailments, settlements and other	(1,198)	(4,895)
Fair value of plan assets at end of year	¥ 1,721,398	¥ 1,746,518

Retirement And Severance Benefits (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2012 Benefit Obligations [Member]	Mar. 31, 2011 Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		¥ 2,246,385	¥ 2,184,954
Estimated prior service benefit amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for fiscal 2013	22,259
Estimated actuarial loss amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for fiscal 2013	32,802
Percentage of investments, equity securities	40.00%
Percentage of investments, debt securities	40.00%
Percentage of investments, other investments	20.00%
Expected contribution in fiscal 2013	89,796
Future benefit payments, 2013	116,691
Future benefit payments, 2014	116,306
Future benefit payments, 2015	119,053
Future benefit payments, 2016	120,245
Future benefit payments, 2017	118,469
Future benefit payments, 2018 - 2022	¥ 643,928

Retirement And Severance Benefits (Schedule Of Projected Benefit Obligations) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Retirement And Severance Benefits [Abstract]
Projected benefit obligations	¥ 2,209,646	¥ 2,135,047
Fair value of plan assets	1,636,662	1,635,656
Accumulated benefit obligations	2,162,639	2,078,759
Fair value of plan assets	¥ 1,636,662	¥ 1,632,963

Retirement And Severance Benefits (Accounts Recognized In Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Retirement And Severance Benefits [Abstract]
Other assets	¥ 738	¥ 4,240
Other current liabilities	(6,434)	(6,431)
Retirement and severance benefits	(566,550)	(492,960)
Amounts recognized in balance sheet	¥ (572,246)	¥ (495,151)

Retirement And Severance Benefits (Amounts Recognized In Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Retirement And Severance Benefits [Abstract]
Prior service benefit	¥ (122,795)	¥ (172,964)
Actuarial loss	588,447	530,195
Amounts recognized in accumulated other comprehensive income (loss)	¥ 465,652	¥ 357,231

Retirement And Severance Benefits (Schedule Of Net Periodic Benefit Cost For The Contributory Funded Benefit Pension Plans, The Unfunded Lump-Sum Payment Plans, And Cash Balance Pension Plans) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Retirement And Severance Benefits [Abstract]
Service cost-benefits earned during the year	¥ 55,368	¥ 55,371	¥ 50,285
Interest cost on projected benefit obligation	54,552	57,093	51,239
Expected return on plan assets	(52,299)	(55,583)	(43,971)
Amortization of prior service benefit	(23,347)	(24,544)	(25,011)
Recognized actuarial loss	31,203	25,493	39,758
Losses on curtailments and settlements	10,419	2,123	3,818
Net periodic benefit cost	¥ 75,896	¥ 59,953	¥ 76,118

Retirement And Severance Benefits (Schedule Of Weighted-Average Assumptions Used To Determine Benefit Obligation) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Retirement And Severance Benefits [Abstract]
Discount rate	2.20%	2.50%
Rate of compensation increase	1.80%	1.80%

Retirement And Severance Benefits (Schedule Of Weighted-Average Assumptions Used To Determine Net Cost) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Retirement And Severance Benefits [Abstract]
Discount rate	2.50%	2.60%	2.70%
Expected return on plan assets	3.10%	3.20%	3.10%
Rate of compensation increase	1.80%	1.80%	1.70%

Retirement And Severance Benefits (Schedule Of Fair Values Of Pension Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	¥ 50,848		¥ 53,608
Life insurance company general accounts	196,880		198,010
Other	142,042	[1]	151,195	[1]
Total	1,721,398		1,746,518
Japanese Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	84,697		86,831
Foreign Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	78,952		115,530
Government And Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	133,962		177,679
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	50,011		45,019
Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	457,196	[2]	444,630	[2]
Debt securities	526,810	[3]	474,016	[3]
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	22,503		42,417
Total	320,114		420,292
Level 1 [Member] | Japanese Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	84,697		86,831
Level 1 [Member] | Foreign Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	78,952		113,294
Level 1 [Member] | Government And Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	133,962		177,679
Level 1 [Member] | Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities			71	[2]
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	28,345		11,191
Life insurance company general accounts	196,880		198,010
Other	121,470	[1]	130,181	[1]
Total	1,380,712		1,305,212
Level 2 [Member] | Foreign Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities			2,236
Level 2 [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	50,011		45,019
Level 2 [Member] | Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	457,196	[2]	444,559	[2]
Debt securities	526,810	[3]	474,016	[3]
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Other	20,572	[1]	21,014	[1]
Total	¥ 20,572		¥ 21,014

[1]	Other investments primarily include fund-of-funds investment and equity long/short hedge funds investment.
[2]	These funds invest mainly in listed equity securities, approximately 60% Japanese companies and 40% foreign companies.
[3]	These funds primarily invest in Japanese government bonds and foreign government bonds.

Retirement And Severance Benefits (Reconciliation Of Balances Of Level 3 Assets) (Detail) (Level 3 [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	¥ 21,014	¥ 15,112
Realized gains (losses)	4,171	2,167
Unrealized gains (losses) relating to assets held	(704)	2,706
Purchases, sales, issuances and settlements, net	(1,632)	2,575
Transfers out of Level 3	(2,277)	(1,546)
Ending balance	20,572	21,014
Collateralized Loan Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	13,284	8,715
Realized gains (losses)	2,515	2,167
Unrealized gains (losses) relating to assets held	(775)	3,036
Purchases, sales, issuances and settlements, net	(2,397)	912
Transfers out of Level 3	(2,277)	(1,546)
Ending balance	10,350	13,284
Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	7,730	6,397
Realized gains (losses)	1,656
Unrealized gains (losses) relating to assets held	71	(330)
Purchases, sales, issuances and settlements, net	765	1,663
Ending balance	¥ 10,222	¥ 7,730

Schedule Of Income (Loss) Before Income Taxes And Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Income (loss) before income taxes, Domestic	¥ (838,217)	¥ 23,356	¥ (80,125)
Income (loss) before income taxes, Foreign	25,373	155,451	50,810
Income (loss) before income taxes	(812,844)	178,807	(29,315)
Income taxes, Current, Domestic	26,346	28,479	22,105
Income taxes, Current, Foreign	42,860	60,431	36,042
Income taxes, Current, Total	69,206	88,910	58,147
Income taxes, Deferred, Domestic	(58,706)	20,913	80,954
Income taxes, Deferred, Foreign	(733)	(6,813)	2,732
Income taxes, Deferred, Total	(59,439)	14,100	83,686
Total income taxes, Domestic	(32,360)	49,392	103,059
Total income taxes, Foreign	42,127	53,618	38,774
Total income taxes	¥ 9,767	¥ 103,010	¥ 141,833

Income Taxes (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
National tax rate	30.00%
Inhabitant tax rate	20.50%
Enterprise tax rate	7.40%
Combined statutory tax rate	(40.50%)	40.50%	(40.50%)
Adjustments of deferred tax assets and liabilities for enacted changes in tax laws and rates	¥ 25,536
Change in valuation allowance, net	39,471	(24,349)	536,706
Operating loss carryforwards, net	2,144,980
Operating income loss carryforwards set to expire, amount	1,991,944
Operating income loss carryforwards, expiration period	2013 through 2021
Tax credit carryforwards, amount	46,983
Tax credit carryforwards, expiration dates	2013 through 2015
Deferred tax liability for foreign subsidiaries and joint ventures	920,083
Unrecognized tax benefits, that if recognized, would reduce the effective tax rate	¥ 14,457	¥ 14,175	¥ 9,843

Income Taxes (Schedule Of Effective Tax Rates Differ From The Combined Statutory Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Effective Income Tax Rate [Line Items]
Combined statutory tax rate	(40.50%)	40.50%	(40.50%)
Lower tax rates of overseas subsidiaries	(0.40%)	(15.40%)	(38.40%)
Expenses not deductible for tax purposes	0.50%	3.20%	25.70%
Change in valuation allowance allocated to income tax expenses	27.20%	24.40%	473.80%
Tax effects attributable to investments in subsidiaries	0.80%	2.20%	45.70%
Per capita tax	0.20%	1.20%	8.30%
Goodwill impairment	8.20%		5.20%
Effect of enacted changes in Japanese tax laws and rates	3.70%
Other	1.50%	1.50%	4.00%
Effective tax rate	1.20%	57.60%	483.80%

Income Taxes (Schedule Of Components Of Deferred Income Tax Expense) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Components of Deferred Tax Provision [Line Items]
Deferred tax expense (exclusive of the effects of other components listed below)	¥ (50,086)	¥ 31,999	¥ 111,579
Adjustments of deferred tax assets and liabilities for enacted changes in Japanese tax laws and rates	25,536
Benefits of net operating loss carryforwards	(34,889)	(17,899)	(27,893)
Income taxes, Deferred, Total	¥ (59,439)	¥ 14,100	¥ 83,686

Income Taxes (Schedule Of Tax Effects Of Temporary Differences That Give Rise To Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Inventory valuation	¥ 81,004	¥ 87,647
Expenses accrued for financial statement purposes but not currently included in taxable income	179,860	171,779
Property, Plant and equipment	240,033	231,987
Retirement and severance benefits	236,565	273,830
Tax loss carryforwards	723,897	653,378
Other	178,700	181,190
Total gross deferred tax assets	1,640,059	1,599,811
Less valuation allowance	1,029,825	990,354
Net deferred tax assets	610,234	609,457
Net unrealized holding gains of available-for-sale securities	(20,604)	(26,130)
Intangible assets	(89,442)	(166,403)
Other	(65,595)	(82,936)
Total gross deferred tax liabilities	(175,641)	(275,469)
Net deferred tax assets	¥ 434,593	¥ 333,988

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities Reflected In The Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Other current assets	¥ 226,180	¥ 254,413
Other assets	338,754	329,920
Other current liabilities	(4,789)	(1,466)
Other liabilities	(125,552)	(248,879)
Net deferred tax assets	¥ 434,593	¥ 333,988

Income Taxes (Schedule Of Reconciliation Of The Beginning And Ending Amounts Of Unrecognized Tax Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Balance at beginning of year	¥ (14,693)	¥ (9,843)	¥ (7,187)
Increase related to prior year tax positions	(6,058)	(5,690)	(685)
Decrease related to prior year tax positions	1,435	532	1,780
Increase related to current year tax positions	(3,541)	(1,986)	(1,195)
Change in consolidated subsidiaries	1,616		(3,339)
Settlements	5,646	1,451	747
Translation adjustments	284	843	36
Balance at end of year	¥ (15,311)	¥ (14,693)	¥ (9,843)

Stockholders' Equity (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Stockholders' Equity [Line Items]
Treasury stock acquired, shares	635,123	327,193	53,863
Treasury stock reissued, shares	242,043,928	15,100	17,731
Treasury stock decreased		¥ 424,010
Capital and legal reserves appropriations, percentage	10.00%
Capital and legal reserves equal to stated capital, percent	25.00%
Cash dividends per share	¥ 10	¥ 10	¥ 12.5
Board approved dividends per share	¥ 5
Board approved dividends	11,559
Retained earnings restricted as to payment of cash dividends	¥ 247,277
Pew And Sanyo [Member]
Stockholders' Equity [Line Items]
Treasury stock reissued, shares		241,961,655

Other Comprehensive Income (Loss) (Components Of Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Comprehensive Income (Loss) [Abstract]
Translation adjustments arising during the period, Pre-tax amount	¥ (27,206)	¥ (88,016)	¥ (21,186)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Pre-tax amount	6,260	2,001	10,129
Net translation adjustments, Pre-tax amount	(20,946)	(86,015)	(11,057)
Unrealized holding gains (losses) arising during the period, Pre-tax amount	(7,989)	(53,060)	88,042
Less: Reclassification adjustment for (gains) losses included in net income (loss), Pre-tax amount	(374)	14,645	(703)
Net unrealized gains (losses), Pre-tax amount	(8,363)	(38,415)	87,339
Unrealized holding gains (losses) arising during the period, Pre-tax amount	(583)	16,125	4,607
Less: Reclassification adjustment for (gains) losses included in net income (loss), Pre-tax amount	(9,556)	(12,947)	4,657
Net unrealized gains (losses), Pre-tax amount	(10,139)	3,178	9,264
Prior service benefit arising during the period, Pre-tax amount	(28,019)
Less: Amortization of prior service benefit included in net periodic benefit cost, Pre-tax amount	(23,117)	(23,803)	(23,947)
Net prior service benefit, Pre-tax amount	(51,136)	(23,803)	(23,947)
Actuarial gain (loss) arising during the period, Pre-tax amount	(100,235)	(99,459)	139,867
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost, Pre-tax amount	40,941	26,276	39,159
Net actuarial gain (loss), Pre-tax amount	(59,294)	(73,183)	179,026
Net pension liability adjustments, Pre-tax amount	(110,430)	(96,986)	155,079
Other comprehensive income (loss), Pre-tax amount	(149,878)	(218,238)	240,625
Unrealized holding gains (losses) arising during the period, Tax expense	4,887	21,554	(36,356)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Tax expense	151	(5,928)	280
Net unrealized gains (losses), Tax expense	5,038	15,626	(36,076)
Unrealized holding gains (losses) arising during the period, Tax expense	3	(7,364)	(1,543)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Tax expense	4,118	5,174	(1,560)
Net unrealized gains (losses), Tax expense	4,121	(2,190)	(3,103)
Prior service benefit arising during the period, Tax expense	11,348
Less: Amortization of prior service benefit included in net periodic benefit cost, Tax expense	9,772	10,077	8,962
Net prior service benefit, Tax expense	21,120	10,077	8,962
Actuarial gain (loss) arising during the period, Tax expense	26,854	33,979	(49,300)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost, Tax expense	(16,272)	(10,437)	(14,963)
Net actuarial gain (loss), Tax expense	10,582	23,542	(64,263)
Net pension liability adjustments, Tax expense	31,702	33,619	(55,301)
Other comprehensive income (loss), Tax expense	40,861	47,055	(94,480)
Translation adjustments arising during the period, Net-of-tax amount	(27,206)	(88,016)	(21,186)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Net-of-tax amount	6,260	2,001	10,129
Net translation adjustments, Net-of-tax amount	(20,946)	(86,015)	(11,057)
Unrealized holding gains (losses) arising during the period, Net-of-tax amount	(3,102)	(31,506)	51,686
Less: Reclassification adjustment for (gains) losses included in net income (loss), Net-of-tax amount	(223)	8,717	(423)
Net unrealized gains (losses), Net-of-tax amount	(3,325)	(22,789)	51,263
Unrealized holding gains (losses) arising during the period, Net-of-tax amount	(580)	8,761	3,064
Less: Reclassification adjustment for (gains) losses included in net income (loss), Net-of-tax amount	(5,438)	(7,773)	3,097
Net unrealized gains (losses), Net-of-tax amount	(6,018)	988	6,161
Prior service benefit arising during the period, Net-of-tax amount	(16,671)
Less: Amortization of prior service benefit included in net periodic benefit cost, Net-of-tax amount	(13,345)	(13,726)	(14,985)
Net prior service benefit, Net-of-tax amount	(30,016)	(13,726)	(14,985)
Actuarial gain (loss) arising during the period, Net-of-tax amount	(73,381)	(65,480)	90,567
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost, Net-of-tax amount	24,669	15,839	24,196
Net actuarial gain (loss), Net-of-tax amount	(48,712)	(49,641)	114,763
Net pension liability adjustments, Net-of-tax amount	(78,728)	(63,367)	99,778
Other comprehensive income (loss), Net-of-tax amount	¥ (109,017)	¥ (171,183)	¥ 146,145

Net Income (Loss) Per Share Attributable To Panasonic Corporation Common Shareholders (Schedule Of Net Income (Loss) Attributable To Parent) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net Income (Loss) Per Share Attributable To Panasonic Corporation Common Shareholders [Abstract]
Net income (loss) attributable to Panasonic Corporation common shareholders	¥ (772,172)	¥ 74,017	¥ (103,465)

Net Income (Loss) Per Share Attributable To Panasonic Corporation Common Shareholders (Schedule Of Diluted Common Shares Outstanding) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net Income (Loss) Per Share Attributable To Panasonic Corporation Common Shareholders [Abstract]
Average common shares outstanding	2,312,167,772	2,070,341,989	2,070,623,618

Net Income (Loss) Per Share Attributable To Panasonic Corporation Common Shareholders (Schedule Of Net Income (Loss) Per Share Basic And Diluted) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net Income (Loss) Per Share Attributable To Panasonic Corporation Common Shareholders [Abstract]
Basic	¥ (333.96)	¥ 35.75	¥ (49.97)
Diluted

Restructuring Charges (Schedule Of Components And Related Amounts Of The Restructuring Charges, Before Related Tax Effects) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Restructuring Charges [Line Items]
Restructuring charges	¥ 184,453	¥ 56,953	¥ 54,872
Early Retirement Programs [Member]
Restructuring Charges [Line Items]
Restructuring charges	100,994	17,671	38,954
Expenses Associated With The Closure And Integration Of Locations [Member]
Restructuring Charges [Line Items]
Restructuring charges	83,459	39,282	15,918
Domestic [Member] | Early Retirement Programs [Member]
Restructuring Charges [Line Items]
Restructuring charges	91,880	14,312	33,070
Overseas [Member] | Early Retirement Programs [Member]
Restructuring Charges [Line Items]
Restructuring charges	¥ 9,114	¥ 3,359	¥ 5,884

Restructuring Charges (Schedule Of Analysis Of Accrued Restructuring Charges) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Restructuring Charges [Abstract]
Balance at beginning of year	¥ 31,492	¥ 9,389	¥ 32,523
New charges	184,453	56,953	54,872
Cash payments or otherwise settled	(145,003)	(34,850)	(78,006)
Balance at end of year	¥ 70,942	¥ 31,492	¥ 9,389

Restructuring Charges (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Restructuring And Other [Line Items]
Restructuring charges	¥ 184,453	¥ 56,953	¥ 54,872
Liability balance	70,942	31,492	9,389	32,523
Costs paid or otherwise settled	145,003	34,850	78,006
Semiconductor Business [Member]
Restructuring And Other [Line Items]
Liability balance	3,644	28,060
Costs paid or otherwise settled	24,416
Restructuring cost expected to be incurred	44,170
Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	100,994	17,671	38,954
AVC Networks [Member]
Restructuring And Other [Line Items]
Restructuring charges	79,287	2,140	2,289
Liability balance	45,819	174	992	3,412
AVC Networks [Member] | Plasma Display Business [Member]
Restructuring And Other [Line Items]
Liability balance	45,819
Restructuring costs incurred	51,083
Costs paid or otherwise settled	5,264
AVC Networks [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	18,729	1,845	1,534
AVC Networks [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	60,558	295	755
Appliances [Member]
Restructuring And Other [Line Items]
Restructuring charges	11,728	3,101	7,710
Liability balance	59	168	3,192	107
Appliances [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	9,584	1,023	5,996
Appliances [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	2,144	2,078	1,714
Systems & Communications [Member]
Restructuring And Other [Line Items]
Restructuring charges	740	2,218	13,549
Liability balance		1,882	760	23,489
Systems & Communications [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	619	26	11,209
Systems & Communications [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	121	2,192	2,340
Eco Solutions [Member]
Restructuring And Other [Line Items]
Restructuring charges	11,834	1,325	9,174
Liability balance	170		1,047	1,853
Eco Solutions [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	9,037	434	5,787
Eco Solutions [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	2,797	891	3,387
Automotive Systems [Member]
Restructuring And Other [Line Items]
Restructuring charges	658		233
Liability balance			232	401
Automotive Systems [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	572		209
Automotive Systems [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	86		24
Industrial Devices [Member]
Restructuring And Other [Line Items]
Restructuring charges	21,531	1,346	7,777
Liability balance	831	91	2,247	1,423
Industrial Devices [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	19,429	324	5,511
Industrial Devices [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	2,102	1,022	2,266
Energy [Member]
Restructuring And Other [Line Items]
Restructuring charges	7,684	468	77
Liability balance	177	137	40
Energy [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	4,560	303	37
Energy [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	3,124	165
Energy [Member] | Implementation Of Cost Reduction Initiatives
Restructuring And Other [Line Items]
Restructuring charges			40
Other [Member]
Restructuring And Other [Line Items]
Restructuring charges	50,991	46,355	14,063
Liability balance	23,886	29,040	879	1,838
Other [Member] | Semiconductor Business [Member]
Restructuring And Other [Line Items]
Liability balance		28,060
Costs paid or otherwise settled		16,110
Other [Member] | Semiconductor Business [Member] | Restated [Member]
Restructuring And Other [Line Items]
Restructuring costs incurred		44,170
Restructuring cost expected to be incurred		44,170
Other [Member] | Early Retirement Programs [Member]
Restructuring And Other [Line Items]
Restructuring charges	38,464	13,716	8,671
Other [Member] | Closure And Integration Of Locations [Member]
Restructuring And Other [Line Items]
Restructuring charges	¥ 12,527	¥ 32,639	¥ 5,392

Supplementary Information To The Statements Of Operations And Cash Flows (Detailed Schedule Of Research And Development, Advertising, Shipping And Handling, And Depreciation Costs Charged To Income) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Supplementary Information To The Statements Of Operations And Cash Flows [Abstract]
Research and development costs	¥ 520,217	¥ 527,798	¥ 476,903
Advertising costs	137,942	156,894	150,866
Shipping and handling costs	153,345	145,315	129,114
Depreciation	¥ 259,135	¥ 284,244	¥ 251,839

Supplementary Information To The Statements Of Operations And Cash Flows (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Supplementary Information To The Statements Of Operations And Cash Flows [Line Items]
Foreign exchange gains or losses	¥ 4,658	¥ 12,128	¥ (3,486)
Trade receivables sold and not collected	129,946	153,550
Net trade receivables	1,009,642	1,059,101
Without Recourse [Member]
Supplementary Information To The Statements Of Operations And Cash Flows [Line Items]
Trade receivables sold	505,018	554,243	443,673
Cash proceeds from sale of receivables	504,098	553,130	442,779
Losses on sale of trade receivables	920	1,113	894
Net trade receivables	34,293
With Recourse [Member]
Supplementary Information To The Statements Of Operations And Cash Flows [Line Items]
Trade receivables sold	401,693	402,359	355,512
Cash proceeds from sale of receivables	401,158	401,979	355,113
Losses on sale of trade receivables	535	380	399
Net trade receivables	33,200
Japan [Member] | Earthquake [Member]
Supplementary Information To The Statements Of Operations And Cash Flows [Line Items]
Net gain related to earthquake	5,706
Losses related to catastrophe damages	9,721	9,160
Insurance recovery		15,430
Thailand [Member] | Flood [Member]
Supplementary Information To The Statements Of Operations And Cash Flows [Line Items]
Losses related to catastrophe damages	2,513
Insurance recovery	¥ 7,987

Supplementary Information To The Statements Of Operations And Cash Flows (Schedule Of Cash Paid For Interest And Income Taxes, And Noncash Investing And Financial Activities) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Supplementary Information To The Statements Of Operations And Cash Flows [Abstract]
Interest	¥ 28,636	¥ 28,308	¥ 26,301
Income taxes	76,679	75,872	51,441
Capital leases	6,668	5,777	37,505
Treasury stock transferred under share exchange	¥ 424,010

Derivatives And Hedging Activities (Contract Amounts Of Foreign Contracts, Interest Rate Swaps, Cross Currency Swaps And Commodity Futures) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives And Hedging Activities [Abstract]
To sell foreign currencies	¥ 339,271	¥ 397,580
To buy foreign currencies	376,075	225,444
Cross currency swaps	123,586	47,668
Interest rate swaps		31,170
To sell commodity	156,458	128,411
To buy commodity	¥ 170,101	¥ 160,483

Derivatives And Hedging Activities (Fair Values Of Derivative Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	¥ 1,655	¥ 15,910
Derivatives assets not designated as hedging instruments	8,057	6,351
Total derivatives	9,712	22,261
Derivatives liabilities designated as hedging instruments	(10,440)	(5,185)
Derivatives liabilities not designated as hedging instruments	(2,503)	(8,432)
Total derivative liabilities	(12,943)	(13,617)
Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	56	252
Derivatives assets not designated as hedging instruments	6,774	1,619
Foreign Exchange Forward Contracts [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	(10,209)	(4,584)
Derivatives liabilities not designated as hedging instruments	(1,524)	(3,238)
Commodity Futures [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	1,599	15,658
Derivatives assets not designated as hedging instruments	979	4,732
Commodity Futures [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	(231)	(601)
Derivatives liabilities not designated as hedging instruments	(979)	(4,732)
Cross Currency Swaps [Member]
Derivatives, Fair Value [Line Items]
Derivatives assets not designated as hedging instruments	304
Cross Currency Swaps [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments		(462)
Interest Rate Swaps [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives assets not designated as hedging instruments		¥ 0

Derivatives And Hedging Activities (Effect Of Derivative Instruments On Consolidated Statement Of Operations) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value hedge gains of ineffectiveness	¥ 1,723	¥ 1,457	¥ 1,979
Fair Value Hedging [Member] | Commodity Futures [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	(4,787)	(1,724)	41,003
Fair Value Hedging [Member] | Commodity Futures [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	(4,787)	(1,724)	41,003
Fair Value Hedging [Member] | Trade Accounts Receivable (Payable) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	6,510	3,181	(39,024)
Fair Value Hedging [Member] | Trade Accounts Receivable (Payable) [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	6,510	3,181	(39,024)
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	(583)	16,125	2,707
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	9,556	12,947	(4,657)
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	(94)	539	1,228
Cash Flow Hedging [Member] | Commodity Futures [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	(5,154)	8,463	3,611
Cash Flow Hedging [Member] | Commodity Futures [Member] | Cost Of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	1,486	1,446	(42)
Cash Flow Hedging [Member] | Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)	4,571	7,662	(613)
Cash Flow Hedging [Member] | Foreign Exchange Forward Contracts [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	8,070	11,501	(4,599)
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)	(94)	539	1,228
Cash Flow Hedging [Member] | Cross Currency Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative (effective portion)			(291)
Cash Flow Hedging [Member] | Cross Currency Swaps [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into operations (effective portion)			(16)
Not Designated As Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	17,000	7,505	1,404
Not Designated As Hedging [Member] | Commodity Futures [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	0	0	0
Not Designated As Hedging [Member] | Foreign Exchange Forward Contracts [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	16,234	7,707	2,950
Not Designated As Hedging [Member] | Cross Currency Swaps [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	766	(179)	(1,543)
Not Designated As Hedging [Member] | Interest Rate Swaps [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in operations	¥ 0	¥ (23)	¥ (3)

Fair Value (Estimated Fair Values Of Financial Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Short-term investments, Carrying amount	¥ 483
Other investments and advances, Carrying amount	310,529	409,938
Long-term debt, including current portion, Carrying amount	(1,157,393)	(1,535,858)
Short-term investments, Fair value	483
Other investments and advances, Fair value	310,526	410,023
Long-term debt, including current portion, Fair value	(1,175,868)	(1,548,251)
Derivatives, Other current assets, Fair value	9,712	22,261
Derivatives, Other current liabilities, Fair value	(12,943)	(13,617)
Cross Currency Swaps [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivatives, Other current assets, Carrying amount	304
Derivatives, Other current liabilities, Carrying amount		(462)
Derivatives, Other current assets, Fair value	304
Derivatives, Other current liabilities, Fair value		(462)
Interest Rate Swaps [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivatives, Other current assets, Carrying amount		0
Derivatives, Other current assets, Fair value		0
To Sell Foreign Currencies [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivatives, Other current assets, Carrying amount	452	1,420
Derivatives, Other current liabilities, Carrying amount	(9,837)	(4,536)
Derivatives, Other current assets, Fair value	452	1,420
Derivatives, Other current liabilities, Fair value	(9,837)	(4,536)
To Buy Foreign Currencies [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivatives, Other current assets, Carrying amount	6,378	451
Derivatives, Other current liabilities, Carrying amount	(1,896)	(3,286)
Derivatives, Other current assets, Fair value	6,378	451
Derivatives, Other current liabilities, Fair value	(1,896)	(3,286)
To Sell Commodity [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivatives, Other current assets, Carrying amount	19
Derivatives, Other current liabilities, Carrying amount	(1,000)	(5,333)
Derivatives, Other current assets, Fair value	19
Derivatives, Other current liabilities, Fair value	(1,000)	(5,333)
To Buy Commodity [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivatives, Other current assets, Carrying amount	2,559	20,390
Derivatives, Other current liabilities, Carrying amount	(210)
Derivatives, Other current assets, Fair value	2,559	20,390
Derivatives, Other current liabilities, Fair value	¥ (210)

Fair Value (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	¥ 227,737	¥ 316,560
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	225,433	313,813
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	227,737	316,560
Derivative assets	9,712	22,261
Total assets, Fair value	237,449	338,821
Total liabilities, Fair value	(12,943)	(13,617)
Derivative liabilities	(12,943)	(13,617)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	6,830	1,871
Derivative liabilities	(11,733)	(7,822)
Fair Value, Measurements, Recurring [Member] | Cross Currency Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	304
Derivative liabilities		(462)
Fair Value, Measurements, Recurring [Member] | Commodity Futures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	2,578	20,390
Derivative liabilities	(1,210)	(5,333)
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		0
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	225,433	313,813
Fair Value, Measurements, Recurring [Member] | Corporate And Government Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	1,711	2,201
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	593	546
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	225,433	313,813
Derivative assets	2,056	18,564
Total assets, Fair value	227,489	332,377
Total liabilities, Fair value	(753)	(2,427)
Derivative liabilities	(753)	(2,427)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Futures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	2,056	18,564
Derivative liabilities	(753)	(2,427)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	225,433	313,813
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	2,304	2,747
Derivative assets	7,656	3,697
Total assets, Fair value	9,960	6,444
Total liabilities, Fair value	(12,190)	(11,190)
Derivative liabilities	(12,190)	(11,190)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	6,830	1,871
Derivative liabilities	(11,733)	(7,822)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	304
Derivative liabilities		(462)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Futures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	522	1,826
Derivative liabilities	(457)	(2,906)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate And Government Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	1,711	2,201
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair value	¥ 593	¥ 546

Fair Value (Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associated companies, Total gains (losses)	¥ (8,831)	¥ (8,318)
Long-lived assets, Total gains (losses)	(399,259)	(34,692)
Goodwill, Total gains (losses)	(163,902)
Other accrued expenses, Total gains (losses)	(48,000)
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associated companies	29,349	26,129
Long-lived assets	227,311	31,114
Goodwill	87,379
Other accrued expenses	(48,000)
Fair Value, Measurements, Nonrecurring | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associated companies	29,349	23,196
Fair Value, Measurements, Nonrecurring | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associated companies		2,933
Long-lived assets	227,311	31,114
Goodwill	87,379
Other accrued expenses	¥ (48,000)

Fair Value (Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis In Level 3) (Detail) (Fair Value, Measurements, Nonrecurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Level 3 [Member]	Mar. 31, 2011 Level 3 [Member]	Mar. 31, 2012 Minimum [Member] Level 3 [Member]	Mar. 31, 2012 Maximum [Member] Level 3 [Member]	Mar. 31, 2012 Excess Earnings Method Minimum [Member] Level 3 [Member]	Mar. 31, 2012 Excess Earnings Method Maximum [Member] Level 3 [Member]	Mar. 31, 2012 Relief From Royalty Method Minimum [Member] Level 3 [Member]	Mar. 31, 2012 Relief From Royalty Method Maximum [Member] Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets	¥ 227,311	¥ 31,114	¥ 227,311	¥ 31,114
Goodwill	¥ 87,379		¥ 87,379
Residual value ratio					12.20%	43.90%
Capitalization rate							8.00%	15.00%	8.00%	15.00%
Weighted average cost of capital					5.40%	7.90%
Market multiple of EBITDA					4.4	8.3
Selected multiple of EBITDA					9	10

Commitments And Contingent Liabilities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Liabilities assumed on recourse receivables, maximum	¥ 31,008
Leaseback transactions amount of undiscounted payments, maximum	8,960
Carrying amount of liabilities recognized for the company's obligation	3,083
Commitments outstanding for the purchase of property, plant and equipment	22,461
Raw materials contract	74,754
Number of manufacturing facilities	4
Number of former manufacturing facilities	1
Environmental remediation accrual for estimated total cost	¥ 5,167

Commitments And Contingent Liabilities (Schedule Of Product Warranties) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Balance at beginning of year	¥ 55,304	¥ 51,306
Liabilities accrued for warranties issued during the period	41,094	47,644
Warranty claims paid during the period	(34,013)	(35,885)
Changes in liabilities for pre-existing warranties during the period, including expirations	(4,246)	(7,761)
Balance at end of year	¥ 58,139	¥ 55,304

Segment Information (Schedule Of Selected Information By Segment In The Statement Of Operations) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 AVC Networks [Member] JPY (¥)	Mar. 31, 2011 AVC Networks [Member] JPY (¥)	Mar. 31, 2010 AVC Networks [Member] JPY (¥)	Mar. 31, 2012 Appliances [Member] JPY (¥)	Mar. 31, 2011 Appliances [Member] JPY (¥)	Mar. 31, 2010 Appliances [Member] JPY (¥)	Mar. 31, 2012 Systems & Communications [Member] JPY (¥)	Mar. 31, 2011 Systems & Communications [Member] USD ($)	Mar. 31, 2011 Systems & Communications [Member] JPY (¥)	Mar. 31, 2010 Systems & Communications [Member] JPY (¥)	Mar. 31, 2012 Eco Solutions [Member] JPY (¥)	Mar. 31, 2011 Eco Solutions [Member] USD ($)	Mar. 31, 2011 Eco Solutions [Member] JPY (¥)	Mar. 31, 2010 Eco Solutions [Member] JPY (¥)	Mar. 31, 2012 Automotive Systems [Member] JPY (¥)	Mar. 31, 2011 Automotive Systems [Member] JPY (¥)	Mar. 31, 2010 Automotive Systems [Member] JPY (¥)	Mar. 31, 2012 Industrial Devices [Member] JPY (¥)	Mar. 31, 2011 Industrial Devices [Member] JPY (¥)	Mar. 31, 2010 Industrial Devices [Member] JPY (¥)	Mar. 31, 2012 Energy [Member] JPY (¥)	Mar. 31, 2011 Energy [Member] USD ($)	Mar. 31, 2011 Energy [Member] JPY (¥)	Mar. 31, 2010 Energy [Member] JPY (¥)	Mar. 31, 2012 Other [Member] JPY (¥)	Mar. 31, 2011 Other [Member] USD ($)	Mar. 31, 2011 Other [Member] JPY (¥)	Mar. 31, 2010 Other [Member] JPY (¥)	Mar. 31, 2012 Eliminations [Member] JPY (¥)	Mar. 31, 2011 Eliminations [Member] JPY (¥)	Mar. 31, 2010 Eliminations [Member] JPY (¥)	Mar. 31, 2012 Corporate And Eliminations [Member] JPY (¥)	Mar. 31, 2011 Corporate And Eliminations [Member] JPY (¥)	Mar. 31, 2010 Corporate And Eliminations [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] AVC Networks [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] AVC Networks [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] AVC Networks [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] Appliances [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] Appliances [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] Appliances [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] Systems & Communications [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] Systems & Communications [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] Systems & Communications [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] Eco Solutions [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] Eco Solutions [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] Eco Solutions [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] Automotive Systems [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] Automotive Systems [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] Automotive Systems [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] Industrial Devices [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] Industrial Devices [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] Industrial Devices [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] Energy [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] Energy [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] Energy [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] Other [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] Other [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] Other [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] AVC Networks [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] AVC Networks [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] AVC Networks [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] Appliances [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] Appliances [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] Appliances [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] Systems & Communications [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] Systems & Communications [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] Systems & Communications [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] Eco Solutions [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] Eco Solutions [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] Eco Solutions [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] Automotive Systems [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] Automotive Systems [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] Automotive Systems [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] Industrial Devices [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] Industrial Devices [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] Industrial Devices [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] Energy [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] Energy [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] Energy [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] Other [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] Other [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] Other [Member] JPY (¥)
Segment Reporting Information [Line Items]
Sales	¥ 7,846,216		¥ 8,692,672	¥ 7,417,980	¥ 1,713,475	¥ 2,156,759	¥ 2,184,856	¥ 1,534,183	¥ 1,482,880	¥ 1,274,295	¥ 840,860		¥ 938,147	¥ 1,003,984	¥ 1,525,813		¥ 1,526,542	¥ 1,311,104	¥ 653,247	¥ 611,632	¥ 574,080	¥ 1,404,570	¥ 1,670,955	¥ 1,529,545	¥ 614,885		¥ 637,015	¥ 340,916	¥ 1,880,861		¥ 2,304,770	¥ 1,548,597	¥ (2,321,678)	¥ (2,636,028)	¥ (2,349,397)				¥ 1,451,410	¥ 1,812,495	¥ 1,874,278	¥ 1,133,104	¥ 1,074,046	¥ 941,176	¥ 637,931	¥ 717,541	¥ 772,201	¥ 1,256,633	¥ 1,253,165	¥ 1,059,616	¥ 624,878	¥ 573,170	¥ 550,178	¥ 1,152,872	¥ 1,354,817	¥ 1,216,981	¥ 319,877	¥ 315,495	¥ 104,447	¥ 1,269,511	¥ 1,591,943	¥ 899,103	¥ 262,065	¥ 344,264	¥ 310,578	¥ 401,079	¥ 408,834	¥ 333,119	¥ 202,929	¥ 220,606	¥ 231,783	¥ 269,180	¥ 273,377	¥ 251,488	¥ 28,369	¥ 38,462	¥ 23,902	¥ 251,698	¥ 316,138	¥ 312,564	¥ 295,008	¥ 321,520	¥ 236,469	¥ 611,350	¥ 712,827	¥ 649,494
Segment profit (loss)	43,725		305,254	190,453	(67,853)	27,342	14,572	81,470	84,032	56,363	17,341		47,558	37,860	58,859		57,905	30,348	4,941	22,678	22,307	(16,599)	69,940	55,400	(20,880)		(15,232)	711	23,576		60,850	22,381				(37,130)	(49,819)	(49,489)
Interest income	13,388		11,593	12,348
Dividends received	6,129		6,323	6,746
Other income	44,124		59,050	47,896
Interest expense	(28,404)		(27,524)	(25,718)
Impairment losses of long-lived assets	(399,259)	(34,692)	(34,692)	(79,259)								(2,004)				(4,176)		(6,935)							(99,183)	(8,561)		(19,629)		(3,056)
Goodwill impairment	(163,902)			(3,745)																					(73,387)				(10,504)
Other deductions	(328,645)		(141,197)	(178,036)
Income (loss) before income taxes	¥ (812,844)		¥ 178,807	¥ (29,315)

Segment Information (Schedule Of Identifiable Assets, Depreciation And Capital Investment By Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Identifiable assets	¥ 6,601,055	¥ 7,822,870	¥ 8,358,057
Depreciation (including intangibles other than goodwill)	337,590	367,006	298,014
Capital investment (including intangibles other than goodwill)	330,802	452,185	464,319
AVC Networks [Member]
Segment Reporting Information [Line Items]
Identifiable assets	848,999	1,208,534	1,228,951
Depreciation (including intangibles other than goodwill)	58,123	68,480	63,033
Capital investment (including intangibles other than goodwill)	53,223	138,476	239,494
Appliances [Member]
Segment Reporting Information [Line Items]
Identifiable assets	716,387	745,116	767,730
Depreciation (including intangibles other than goodwill)	33,021	34,083	29,038
Capital investment (including intangibles other than goodwill)	44,754	34,008	24,663
Systems & Communications [Member]
Segment Reporting Information [Line Items]
Identifiable assets	516,300	503,390	534,504
Depreciation (including intangibles other than goodwill)	11,052	12,869	13,760
Capital investment (including intangibles other than goodwill)	11,886	17,222	10,181
Eco Solutions [Member]
Segment Reporting Information [Line Items]
Identifiable assets	893,430	922,079	940,574
Depreciation (including intangibles other than goodwill)	34,822	34,493	42,075
Capital investment (including intangibles other than goodwill)	32,476	32,270	37,424
Automotive Systems [Member]
Segment Reporting Information [Line Items]
Identifiable assets	287,390	235,177	259,610
Depreciation (including intangibles other than goodwill)	7,528	7,463	6,295
Capital investment (including intangibles other than goodwill)	6,216	4,849	3,568
Industrial Devices [Member]
Segment Reporting Information [Line Items]
Identifiable assets	1,035,572	1,142,202	1,212,212
Depreciation (including intangibles other than goodwill)	74,961	78,597	69,907
Capital investment (including intangibles other than goodwill)	74,714	81,655	47,820
Energy [Member]
Segment Reporting Information [Line Items]
Identifiable assets	908,644	1,140,545	1,210,992
Depreciation (including intangibles other than goodwill)	68,355	76,069	30,885
Capital investment (including intangibles other than goodwill)	55,370	81,250	66,195
Other [Member]
Segment Reporting Information [Line Items]
Identifiable assets	776,412	1,009,532	1,075,235
Depreciation (including intangibles other than goodwill)	34,958	39,560	23,985
Capital investment (including intangibles other than goodwill)	28,804	37,051	22,922
Corporate And Eliminations [Member]
Segment Reporting Information [Line Items]
Identifiable assets	617,921	916,295	1,128,249
Depreciation (including intangibles other than goodwill)	14,770	15,392	19,036
Capital investment (including intangibles other than goodwill)	¥ 23,359	¥ 25,404	¥ 12,052

Segment Information (Schedule Of Sales And Property, Plant And Equipment By Geographical Area) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Sales	¥ 7,846,216	¥ 8,692,672	¥ 7,417,980
Property, plant and equipment	1,734,283	1,883,309	1,956,021
Japan [Member]
Segment Reporting Information [Line Items]
Sales	4,162,025	4,514,246	3,994,379
Property, plant and equipment	1,339,115	1,509,705	1,571,914
North And South America [Member]
Segment Reporting Information [Line Items]
Sales	966,527	1,070,833	917,898
Property, plant and equipment	36,739	36,738	42,215
Europe [Member]
Segment Reporting Information [Line Items]
Sales	743,547	857,192	771,251
Property, plant and equipment	39,607	45,714	48,444
Asia And Others [Member]
Segment Reporting Information [Line Items]
Sales	1,974,117	2,250,401	1,734,452
Property, plant and equipment	318,822	291,152	293,448
United States Included In North And South America [Member]
Segment Reporting Information [Line Items]
Sales	804,012	904,968	781,264
China Included In Asia And Others [Member]
Segment Reporting Information [Line Items]
Sales	¥ 1,043,036	¥ 1,178,010	¥ 903,531

Equity Transactions With Noncontrolling Interests (Schedule Of Noncontrolling Interest Activity) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Transactions With Noncontrolling Interests [Abstract]
Net income (loss) attributable to Panasonic Corporation	¥ (772,172)	¥ 74,017	¥ (103,465)
Increase (decrease) in capital surplus for purchase of additional shares in consolidated subsidiaries primarily for the purpose of conversion into wholly-owned subsidiaries	19,101	(109,326)	(8,240)
Total	19,101	(109,326)	(8,240)
Change from net income (loss) attributable to Panasonic Corporation and transfers (to) from the noncontrolling interests	¥ (753,071)	¥ (35,309)	¥ (111,705)

Equity Transactions With Noncontrolling Interests (Narrative) (Detail)	Oct. 31, 2010
PEW [Member]
Noncontrolling Interest [Line Items]
Equity ownership in subsidiaries	84.00%
SANYO [Member]
Noncontrolling Interest [Line Items]
Equity ownership in subsidiaries	81.00%

Valuation And Qualifying Accounts And Reserves (Detail) (Allowance For Doubtful Receivables [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allowance For Doubtful Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 21,860	¥ 24,158	¥ 21,131
Charged to income	12,162	4,392	10,862
Bad debts written off	1,648	1,835	4,234
Reversal	4,696	3,919	3,623
Cumulative translation adjustments	(1,074)	(936)	22
Balance at end of period	¥ 26,604	¥ 21,860	¥ 24,158